Quarterly Holdings Report
for
Strategic Advisers® Fidelity® Core Income Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2023
COI-NPRT1-1023
1.9887942.104
Nonconvertible Bonds - 12.8%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
1.65% 2/1/28		2,253,000	1,926,345
2.25% 2/1/32		8,095,000	6,315,748
2.55% 12/1/33		2,825,000	2,155,549
2.75% 6/1/31		7,200,000	5,948,234
3.55% 9/15/55		11,426,000	7,457,396
3.65% 9/15/59		2,396,000	1,550,622
3.8% 12/1/57		49,962,000	33,694,377
4.3% 2/15/30		10,554,000	9,840,181
4.5% 5/15/35		2,388,000	2,122,233
4.75% 5/15/46		41,310,000	34,487,063
5.4% 2/15/34		5,000,000	4,855,498
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,246,000	1,146,320
Cogent Communications Group, Inc. 7% 6/15/27 (b)		610,000	592,127
Frontier Communications Holdings LLC 5.875% 10/15/27 (b)		235,000	214,038
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)		85,000	50,619
10.5% 5/15/30 (b)		154,000	156,432
NTT Finance Corp.:
1.162% 4/3/26 (b)		2,595,000	2,339,950
1.591% 4/3/28 (b)		3,586,000	3,075,413
Sprint Capital Corp. 8.75% 3/15/32		1,315,000	1,567,296
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		400,000	365,200
Verizon Communications, Inc.:
2.1% 3/22/28		2,703,000	2,362,129
2.355% 3/15/32		11,895,000	9,408,210
2.55% 3/21/31		3,016,000	2,482,732
2.987% 10/30/56		1,378,000	823,448
3% 11/20/60		5,215,000	3,062,245
3.15% 3/22/30		449,000	393,815
3.7% 3/22/61		7,473,000	5,091,220
4.016% 12/3/29		6,227,000	5,789,235
4.329% 9/21/28		1,412,000	1,352,321
4.4% 11/1/34		8,120,000	7,356,964
4.5% 8/10/33		653,000	603,323
4.862% 8/21/46		5,000,000	4,400,158
5.012% 4/15/49		129,000	115,695
Virgin Media Finance PLC 5% 7/15/30 (b)		636,000	515,992
			163,618,128
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (b)		670,000	552,752
The Walt Disney Co.:
3.8% 3/22/30		7,255,000	6,793,604
4.7% 3/23/50		3,114,000	2,842,656
6.65% 11/15/37		5,862,000	6,605,884
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	600,000	647,617
			17,442,513
Media - 0.7%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		1,330,000	1,159,441
Altice Financing SA 5% 1/15/28 (b)		865,000	703,340
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)		940,000	771,067
4.5% 8/15/30 (b)		8,220,000	6,914,640
4.5% 5/1/32		2,380,000	1,929,454
4.5% 6/1/33 (b)		500,000	394,685
5% 2/1/28 (b)		2,401,000	2,212,512
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31		25,100,000	20,225,665
3.7% 4/1/51		24,646,000	15,315,699
3.85% 4/1/61		14,293,000	8,538,986
3.9% 6/1/52		40,000,000	25,594,726
4.2% 3/15/28		1,724,000	1,605,756
4.8% 3/1/50		29,000,000	21,485,729
4.908% 7/23/25		5,626,000	5,525,080
5.25% 4/1/53		16,418,000	12,995,860
5.375% 5/1/47		44,218,000	35,333,453
5.5% 4/1/63		2,304,000	1,810,009
5.75% 4/1/48		18,275,000	15,396,387
6.834% 10/23/55		10,000,000	9,261,098
Comcast Corp.:
2.937% 11/1/56		1,612,000	1,003,110
2.987% 11/1/63		6,248,000	3,777,283
3.75% 4/1/40		1,000,000	822,472
3.95% 10/15/25		1,057,000	1,029,521
3.999% 11/1/49		26,352,000	21,027,535
4.65% 7/15/42		2,578,000	2,301,936
CSC Holdings LLC 6.5% 2/1/29 (b)		800,000	660,924
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(c)		925,000	21,793
Discovery Communications LLC:
3.625% 5/15/30		6,977,000	6,127,760
3.95% 3/20/28		8,095,000	7,528,729
4.65% 5/15/50		20,947,000	15,613,395
Fox Corp.:
3.5% 4/8/30		5,947,000	5,319,473
4.709% 1/25/29		252,000	243,100
5.476% 1/25/39		2,513,000	2,280,667
5.576% 1/25/49		1,667,000	1,488,975
Gray Television, Inc. 4.75% 10/15/30 (b)		245,000	171,066
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	1,400,000	1,490,640
Lamar Media Corp. 3.625% 1/15/31		515,000	430,025
Magallanes, Inc.:
3.755% 3/15/27		10,494,000	9,842,509
4.054% 3/15/29		6,665,000	6,129,110
4.279% 3/15/32		45,515,000	40,164,234
5.05% 3/15/42		9,304,000	7,648,185
5.141% 3/15/52		70,384,000	56,103,755
5.391% 3/15/62		3,419,000	2,713,560
Nexstar Media, Inc. 5.625% 7/15/27 (b)		1,190,000	1,118,532
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)		225,000	180,639
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)		275,000	214,035
4.125% 7/1/30 (b)		10,000,000	8,152,300
5% 8/1/27 (b)		1,705,000	1,576,409
5.5% 7/1/29 (b)		2,890,000	2,601,739
TEGNA, Inc.:
4.625% 3/15/28		915,000	817,244
5% 9/15/29		115,000	101,200
Time Warner Cable LLC:
4.5% 9/15/42		886,000	647,383
5.5% 9/1/41		10,379,000	8,526,927
5.875% 11/15/40		12,748,000	11,091,873
6.55% 5/1/37		7,048,000	6,696,889
6.75% 6/15/39		5,390,000	5,213,928
7.3% 7/1/38		8,091,000	8,196,576
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)		415,000	379,351
VZ Secured Financing BV 5% 1/15/32 (b)		1,090,000	888,632
Ziggo Bond Co. BV 5.125% 2/28/30 (b)		345,000	267,741
Ziggo BV 4.875% 1/15/30 (b)		265,000	222,746
			438,007,488
Wireless Telecommunication Services - 0.2%
Millicom International Cellular SA:
4.5% 4/27/31 (b)		7,026,000	5,517,799
5.125% 1/15/28 (b)		540,000	483,975
Rogers Communications, Inc.:
3.2% 3/15/27		14,667,000	13,558,478
3.8% 3/15/32		17,728,000	15,162,297
4.55% 3/15/52		9,856,000	7,636,943
T-Mobile U.S.A., Inc.:
2.4% 3/15/29		3,185,000	2,737,879
2.625% 4/15/26		2,931,000	2,719,589
2.7% 3/15/32		13,401,000	10,912,263
2.875% 2/15/31		695,000	584,388
3.5% 4/15/25		2,693,000	2,603,331
3.75% 4/15/27		15,510,000	14,700,290
3.875% 4/15/30		22,877,000	20,880,414
5.65% 1/15/53		2,491,000	2,429,844
Vodafone Group PLC:
3.25% 6/4/81 (d)		1,806,000	1,595,786
4.125% 5/30/25		3,663,000	3,579,629
4.875% 10/3/78 (Reg. S) (d)	GBP	1,100,000	1,303,029
6.25% 10/3/78 (Reg. S) (d)		1,068,000	1,049,417
			107,455,351
TOTAL COMMUNICATION SERVICES			726,523,480
CONSUMER DISCRETIONARY - 0.7%
Automobile Components - 0.0%
Allison Transmission, Inc. 3.75% 1/30/31 (b)		615,000	513,688
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)		260,000	259,314
Dana, Inc. 4.5% 2/15/32		275,000	222,032
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)		310,000	316,516
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	500,000	543,243
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	1,400,000	1,345,407
ZF North America Capital, Inc. 6.875% 4/14/28 (b)		380,000	378,775
			3,578,975
Automobiles - 0.2%
Daimler Finance North America LLC 4.8% 3/30/28 (b)		6,600,000	6,493,681
Ford Motor Co.:
3.25% 2/12/32		7,505,000	5,857,995
5.291% 12/8/46		325,000	255,211
General Motors Co.:
5% 4/1/35		1,419,000	1,266,986
5.2% 4/1/45		1,619,000	1,337,882
5.4% 4/1/48		654,000	544,001
5.6% 10/15/32		3,114,000	2,997,300
5.95% 4/1/49		3,089,000	2,770,021
6.125% 10/1/25		1,724,000	1,730,740
General Motors Financial Co., Inc.:
1.05% 3/8/24		693,000	675,536
1.25% 1/8/26		5,114,000	4,600,498
2.35% 2/26/27		1,414,000	1,257,059
3.1% 1/12/32		7,510,000	6,017,340
4.3% 4/6/29		6,975,000	6,375,646
4.35% 4/9/25		2,069,000	2,017,903
5.15% 8/15/26 (Reg. S)	GBP	440,000	541,767
5.4% 4/6/26		7,700,000	7,604,206
5.85% 4/6/30		10,453,000	10,237,258
6% 1/9/28		1,900,000	1,904,702
6.4% 1/9/33		5,000,000	5,033,640
Stellantis Finance U.S., Inc.:
1.711% 1/29/27 (b)		3,733,000	3,264,716
2.691% 9/15/31 (b)		6,943,000	5,441,216
Thor Industries, Inc. 4% 10/15/29 (b)		355,000	298,232
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)		4,238,000	3,863,331
1.625% 11/24/27 (b)		7,473,000	6,439,560
4.35% 6/8/27 (b)		3,394,000	3,268,615
4.75% 11/13/28 (b)		5,027,000	4,859,776
			96,954,818
Broadline Retail - 0.0%
Alibaba Group Holding Ltd.:
2.125% 2/9/31		2,350,000	1,881,410
2.7% 2/9/41		12,255,000	7,795,773
John Lewis PLC 6.125% 1/21/25	GBP	2,887,000	3,561,534
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	1,800,000	2,070,248
Match Group Holdings II LLC:
3.625% 10/1/31 (b)		410,000	334,236
4.125% 8/1/30 (b)		170,000	145,795
Nordstrom, Inc.:
4.25% 8/1/31		10,000,000	7,522,800
4.375% 4/1/30		1,185,000	946,785
			24,258,581
Distributors - 0.0%
Genuine Parts Co. 2.75% 2/1/32		3,756,000	3,061,507
Inchcape PLC 6.5% 6/9/28 (Reg. S)	GBP	800,000	1,011,202
			4,072,709
Diversified Consumer Services - 0.0%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		765,000	741,461
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28		3,205,000	3,006,812
5.75% 6/15/43		223,000	223,400
Massachusetts Institute of Technology 3.885% 7/1/2116		4,116,000	3,076,833
Service Corp. International 5.125% 6/1/29		970,000	913,013
			7,961,519
Hotels, Restaurants & Leisure - 0.0%
Aramark Services, Inc.:
5% 2/1/28 (b)		3,530,000	3,293,193
6.375% 5/1/25 (b)		1,890,000	1,893,185
Carnival Corp.:
7% 8/15/29 (b)		515,000	522,539
7.625% 3/1/26 (b)		915,000	912,222
Churchill Downs, Inc. 6.75% 5/1/31 (b)		510,000	498,918
Garden SpinCo Corp. 8.625% 7/20/30 (b)		110,000	117,438
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)		660,000	551,955
3.75% 5/1/29 (b)		700,000	616,697
4% 5/1/31 (b)		1,535,000	1,334,231
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		164,000	158,058
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	1,185,000	1,312,360
McDonald's Corp. 4.875% 12/9/45		4,159,000	3,841,254
Melco Resorts Finance Ltd. 4.875% 6/6/25 (b)		750,000	712,416
MGM Resorts International 5.75% 6/15/25		820,000	808,747
NCL Corp. Ltd.:
5.875% 2/15/27 (b)		365,000	353,571
8.375% 2/1/28 (b)		255,000	262,836
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)		245,000	230,549
5.5% 4/1/28 (b)		755,000	706,566
7.25% 1/15/30 (b)		230,000	233,495
11.5% 6/1/25 (b)		116,000	122,380
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	1,260,000	1,364,554
3.375% 10/16/25 (Reg. S)	GBP	3,355,000	3,978,489
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)		290,000	264,480
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.5% 3/1/25 (b)		645,000	637,185
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)		380,000	373,428
Yum! Brands, Inc.:
3.625% 3/15/31		3,133,000	2,656,863
5.35% 11/1/43		125,000	110,042
			27,867,651
Household Durables - 0.1%
Century Communities, Inc. 3.875% 8/15/29 (b)		325,000	280,012
Lennar Corp.:
4.75% 11/29/27		9,429,000	9,142,577
5% 6/15/27		12,243,000	12,056,609
Newell Brands, Inc. 5.875% 4/1/36 (e)		270,000	239,985
Tempur Sealy International, Inc.:
3.875% 10/15/31 (b)		280,000	225,019
4% 4/15/29 (b)		590,000	506,799
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,820,000	1,546,452
Toll Brothers Finance Corp.:
4.35% 2/15/28		14,431,000	13,542,235
4.875% 11/15/25		1,517,000	1,482,640
4.875% 3/15/27		28,295,000	27,465,957
TopBuild Corp. 4.125% 2/15/32 (b)		580,000	482,850
			66,971,135
Leisure Products - 0.0%
Mattel, Inc.:
3.75% 4/1/29 (b)		430,000	382,232
6.2% 10/1/40		275,000	257,045
			639,277
Specialty Retail - 0.3%
Advance Auto Parts, Inc.:
1.75% 10/1/27		3,120,000	2,632,142
5.95% 3/9/28		5,301,000	5,242,118
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)		175,000	154,382
5% 2/15/32 (b)		190,000	162,998
AutoNation, Inc.:
1.95% 8/1/28		7,691,000	6,371,343
2.4% 8/1/31		26,621,000	20,521,557
3.85% 3/1/32		3,363,000	2,847,133
4.75% 6/1/30		1,650,000	1,536,759
AutoZone, Inc.:
3.625% 4/15/25		187,000	181,389
4% 4/15/30		30,823,000	28,520,484
Bath & Body Works, Inc.:
6.625% 10/1/30 (b)		1,370,000	1,336,191
6.875% 11/1/35		835,000	780,758
Foot Locker, Inc. 4% 10/1/29 (b)		145,000	109,137
Gap, Inc. 3.875% 10/1/31 (b)		275,000	199,280
LCM Investments Holdings:
4.875% 5/1/29 (b)		120,000	104,159
8.25% 8/1/31 (b)		160,000	160,102
Lowe's Companies, Inc.:
1.7% 9/15/28		1,724,000	1,467,442
3% 10/15/50		7,286,000	4,622,805
3.75% 4/1/32		36,608,000	32,799,720
4.25% 4/1/52		14,990,000	11,858,412
4.45% 4/1/62		36,330,000	28,333,187
4.5% 4/15/30		2,414,000	2,326,059
4.8% 4/1/26		4,400,000	4,349,018
5.15% 7/1/33		15,000,000	14,818,714
5.625% 4/15/53		4,017,000	3,901,233
O'Reilly Automotive, Inc.:
3.9% 6/1/29		5,541,000	5,198,874
4.2% 4/1/30		193,000	180,966
4.35% 6/1/28		3,914,000	3,798,030
Ross Stores, Inc.:
0.875% 4/15/26		2,791,000	2,492,626
4.6% 4/15/25		3,207,000	3,150,977
The Home Depot, Inc.:
2.5% 4/15/27		123,000	113,676
5.95% 4/1/41		527,000	563,607
Triton Container International Ltd. 1.15% 6/7/24 (b)		3,394,000	3,249,450
Valvoline, Inc. 4.25% 2/15/30 (b)		165,000	162,184
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	1,100,000	1,004,888
			195,251,800
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc. 4.125% 8/15/31 (b)		285,000	225,863
Hanesbrands, Inc. 4.875% 5/15/26 (b)		615,000	574,902
Kering SA 3.875% 9/5/35 (Reg. S)	EUR	700,000	757,891
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		95,000	80,691
Levi Strauss & Co. 3.5% 3/1/31 (b)		355,000	288,448
Tapestry, Inc. 3.05% 3/15/32		52,782,000	40,603,214
The William Carter Co. 5.625% 3/15/27 (b)		446,000	432,370
Wolverine World Wide, Inc. 4% 8/15/29 (b)		380,000	284,624
			43,248,003
TOTAL CONSUMER DISCRETIONARY			470,804,468
CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46		7,473,000	6,951,751
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		7,862,000	7,524,795
4.9% 2/1/46		602,000	560,010
Anheuser-Busch InBev SA NV 9.75% 7/30/24	GBP	75,000	98,242
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		11,720,000	10,779,003
4.35% 6/1/40		6,274,000	5,612,757
4.5% 6/1/50		4,359,000	3,889,830
4.6% 4/15/48		6,544,000	5,893,574
4.9% 1/23/31		3,568,000	3,582,813
5.45% 1/23/39		5,480,000	5,562,844
5.8% 1/23/59 (Reg. S)		14,304,000	14,999,074
Constellation Brands, Inc. 2.875% 5/1/30		5,370,000	4,633,885
Molson Coors Beverage Co. 3% 7/15/26		1,552,000	1,454,219
PepsiCo, Inc. 3.9% 7/18/32		9,341,000	8,858,622
			80,401,419
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc. 0.95% 2/10/26 (b)		797,000	715,661
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)		2,290,000	1,980,897
4.625% 1/15/27 (b)		925,000	873,594
6.5% 2/15/28 (b)		510,000	507,643
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)		6,932,000	5,896,211
Dollar General Corp.:
3.5% 4/3/30		6,956,000	6,182,211
4.625% 11/1/27		2,000,000	1,947,969
Dollar Tree, Inc.:
2.65% 12/1/31		7,473,000	6,035,094
4% 5/15/25		8,121,000	7,878,614
4.2% 5/15/28		3,971,000	3,768,262
Sysco Corp. 6.6% 4/1/50		30,390,000	33,507,066
Tesco Corporate Treasury Services PLC 5.5% 2/27/35 (Reg. S)	GBP	1,550,000	1,830,655
U.S. Foods, Inc.:
4.625% 6/1/30 (b)		130,000	115,547
6.25% 4/15/25 (b)		1,210,000	1,213,168
			72,452,592
Food Products - 0.3%
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)		615,000	597,980
6% 6/15/30 (b)		160,000	156,374
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27		23,449,000	21,078,189
3% 2/2/29		1,724,000	1,479,205
3% 5/15/32		21,344,000	16,855,218
3.625% 1/15/32		24,530,000	20,131,327
4.375% 2/2/52		3,413,000	2,419,316
5.125% 2/1/28		11,858,000	11,524,603
5.5% 1/15/30		63,147,000	61,141,735
5.75% 4/1/33		22,805,000	21,704,301
6.5% 12/1/52		4,982,000	4,774,632
JDE Peet's BV:
1.375% 1/15/27 (b)		3,516,000	3,053,627
2.25% 9/24/31 (b)		5,160,000	3,967,740
Kraft Heinz Foods Co.:
4.875% 10/1/49		10,000,000	8,864,579
7.125% 8/1/39 (b)		9,489,000	10,408,637
Lamb Weston Holdings, Inc.:
4.375% 1/31/32 (b)		855,000	742,076
4.875% 5/15/28 (b)		825,000	779,155
Pilgrim's Pride Corp. 4.25% 4/15/31		740,000	640,186
Post Holdings, Inc. 4.625% 4/15/30 (b)		905,000	801,814
Smithfield Foods, Inc. 3% 10/15/30 (b)		1,317,000	1,034,828
TreeHouse Foods, Inc. 4% 9/1/28		390,000	333,813
Viterra Finance BV 4.9% 4/21/27 (b)		8,282,000	8,013,069
			200,502,404
Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		270,000	270,113
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.625% 7/15/30 (b)		520,000	519,022
Kenvue, Inc.:
5% 3/22/30 (b)		6,400,000	6,404,960
5.05% 3/22/28 (b)		6,400,000	6,416,984
Prestige Brands, Inc. 3.75% 4/1/31 (b)		340,000	281,350
			13,892,429
Tobacco - 0.2%
Altria Group, Inc.:
2.35% 5/6/25		346,000	327,562
2.45% 2/4/32		3,659,000	2,855,839
3.4% 2/4/41		6,414,000	4,370,284
4.25% 8/9/42		760,000	575,710
4.8% 2/14/29		2,436,000	2,360,309
BAT Capital Corp.:
2.125% 8/15/25	GBP	221,000	259,209
2.259% 3/25/28		7,192,000	6,183,728
2.726% 3/25/31		9,590,000	7,593,040
3.215% 9/6/26		7,027,000	6,561,572
3.222% 8/15/24		2,997,000	2,922,658
3.557% 8/15/27		1,312,000	1,217,115
3.984% 9/25/50		3,114,000	2,059,200
4.7% 4/2/27		3,434,000	3,330,456
6.421% 8/2/33		8,000,000	7,985,764
7.75% 10/19/32		5,978,000	6,486,927
BAT International Finance PLC:
1.668% 3/25/26		4,276,000	3,872,289
4.448% 3/16/28		4,764,000	4,516,414
5.931% 2/2/29		6,000,000	5,976,336
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)		2,862,000	2,785,452
3.5% 7/26/26 (b)		4,835,000	4,542,224
4.25% 7/21/25 (b)		2,935,000	2,838,296
6.125% 7/27/27 (b)		1,197,000	1,210,104
Philip Morris International, Inc.:
4.375% 11/15/41		1,174,000	970,925
5.125% 11/17/27		5,500,000	5,489,670
5.125% 2/15/30		11,162,000	11,032,387
5.625% 11/17/29		5,449,000	5,509,454
5.75% 11/17/32		5,790,000	5,872,371
Reynolds American, Inc.:
4.45% 6/12/25		204,000	199,578
5.7% 8/15/35		171,000	158,162
			110,063,035
TOTAL CONSUMER STAPLES			477,311,879
ENERGY - 1.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
2.061% 12/15/26		656,000	593,365
4.486% 5/1/30		7,473,000	7,194,529
Jonah Energy Parent LLC 12% 11/5/25 (f)(g)		105,530	107,641
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		200,000	205,000
Technip Energies NV 1.125% 5/28/28	EUR	915,000	860,901
Valaris Ltd. 8.375% 4/30/30 (b)		505,000	514,368
			9,475,804
Oil, Gas & Consumable Fuels - 1.2%
Apache Corp.:
5.1% 9/1/40		330,000	274,351
5.25% 2/1/42		495,000	406,179
5.35% 7/1/49		80,000	64,079
Boardwalk Pipelines LP 4.95% 12/15/24		2,304,000	2,270,710
Canadian Natural Resources Ltd.:
2.95% 7/15/30		8,571,000	7,312,313
3.9% 2/1/25		3,591,000	3,489,884
5.85% 2/1/35		296,000	287,675
6.25% 3/15/38		2,434,000	2,453,032
Cenovus Energy, Inc.:
2.65% 1/15/32		768,000	618,200
3.75% 2/15/52		2,379,000	1,669,593
4.25% 4/15/27		7,315,000	7,026,395
5.25% 6/15/37		1,750,000	1,595,626
5.375% 7/15/25		5,690,000	5,628,502
5.4% 6/15/47		2,496,000	2,243,656
6.75% 11/15/39		10,532,000	10,920,056
Centennial Resource Production LLC 5.875% 7/1/29 (b)		145,000	139,200
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25		3,563,000	3,550,883
Cheniere Energy Partners LP:
3.25% 1/31/32		1,045,000	863,515
4% 3/1/31		925,000	816,640
Cheniere Energy, Inc. 4.625% 10/15/28		595,000	560,078
CNX Midstream Partners LP 4.75% 4/15/30 (b)		115,000	99,238
Columbia Pipelines Holding Co. LLC 6.042% 8/15/28 (b)		6,500,000	6,560,736
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)		4,337,000	4,374,890
6.036% 11/15/33 (b)		11,691,000	11,810,836
6.497% 8/15/43 (b)		3,495,000	3,542,509
6.544% 11/15/53 (b)		6,291,000	6,430,692
6.714% 8/15/63 (b)		3,766,000	3,849,619
ConocoPhillips Co.:
6.5% 2/1/39		2,573,000	2,869,583
6.95% 4/15/29		1,706,000	1,877,356
Continental Resources, Inc. 5.75% 1/15/31 (b)		895,000	855,443
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)		1,653,000	1,603,410
5.75% 4/1/25		2,038,000	2,020,738
6% 2/1/29 (b)		1,420,000	1,394,042
7.375% 2/1/31 (b)		275,000	283,294
CVR Energy, Inc.:
5.25% 2/15/25 (b)		790,000	766,336
5.75% 2/15/28 (b)		105,000	95,584
DCP Midstream Operating LP:
5.125% 5/15/29		17,846,000	17,401,631
5.375% 7/15/25		5,723,000	5,665,855
5.6% 4/1/44		2,939,000	2,741,738
5.625% 7/15/27		620,000	620,662
6.45% 11/3/36 (b)		210,000	213,950
6.75% 9/15/37 (b)		1,198,000	1,264,426
8.125% 8/16/30		15,000	17,021
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29		6,572,000	5,715,710
3.9% 11/15/49		4,359,000	3,043,920
EG Global Finance PLC 6.75% 2/7/25 (b)		489,000	481,821
Enbridge, Inc.:
4.25% 12/1/26		1,739,000	1,678,705
5.5% 12/1/46		2,122,000	1,961,723
5.7% 3/8/33		8,000,000	8,003,689
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		435,000	425,517
Energy Transfer LP:
2.9% 5/15/25		2,069,000	1,966,385
3.75% 5/15/30		40,278,000	35,973,345
4% 10/1/27		2,525,000	2,372,544
4.2% 9/15/23		734,000	733,638
4.25% 4/1/24		7,146,000	7,070,229
4.5% 4/15/24		2,806,000	2,778,861
4.95% 6/15/28		8,476,000	8,208,937
5% 5/15/50		42,639,000	35,097,635
5.25% 4/15/29		2,564,000	2,505,103
5.4% 10/1/47		3,324,000	2,863,123
5.75% 2/15/33		2,491,000	2,476,635
5.8% 6/15/38		2,595,000	2,459,809
5.875% 1/15/24		2,081,000	2,079,277
6% 6/15/48		2,491,000	2,302,645
6.125% 12/15/45		650,000	610,431
6.25% 4/15/49		6,761,000	6,472,343
EnLink Midstream LLC 5.625% 1/15/28 (b)		105,000	101,574
EnLink Midstream Partners LP:
5.05% 4/1/45		140,000	111,656
5.45% 6/1/47		290,000	240,700
5.6% 4/1/44		490,000	417,825
EQM Midstream Partners LP:
4.75% 1/15/31 (b)		550,000	486,023
5.5% 7/15/28		440,000	420,368
6.5% 7/1/27 (b)		465,000	462,058
6.5% 7/15/48		265,000	240,553
7.5% 6/1/27 (b)		515,000	519,797
EQT Corp.:
3.9% 10/1/27		1,440,000	1,344,562
5.7% 4/1/28		2,186,000	2,176,302
Equinor ASA 1.75% 1/22/26		380,000	352,240
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (b)		2,808,000	2,732,421
Global Partners LP/GLP Finance Corp. 7% 8/1/27		2,410,000	2,373,850
Hess Corp.:
4.3% 4/1/27		15,123,000	14,548,371
5.6% 2/15/41		65,976,000	62,030,369
5.8% 4/1/47		11,931,000	11,386,430
7.125% 3/15/33		1,403,000	1,528,947
7.3% 8/15/31		3,686,000	4,024,113
7.875% 10/1/29		8,241,000	9,107,267
Hess Midstream Partners LP:
5.125% 6/15/28 (b)		780,000	731,657
5.5% 10/15/30 (b)		115,000	107,660
5.625% 2/15/26 (b)		4,262,000	4,170,495
Hilcorp Energy I LP/Hilcorp Finance Co.:
6% 4/15/30 (b)		520,000	483,447
6.25% 11/1/28 (b)		185,000	178,465
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (b)		910,000	853,640
6.375% 4/15/27 (b)		215,000	213,875
Kinder Morgan Energy Partners LP 3.5% 9/1/23		1,042,000	1,042,000
Kinder Morgan, Inc. 3.6% 2/15/51		26,000,000	17,472,732
Magellan Midstream Partners LP 3.25% 6/1/30		6,352,000	5,537,567
MPLX LP:
1.75% 3/1/26		7,504,000	6,834,488
2.65% 8/15/30		7,473,000	6,202,100
4% 2/15/25		172,000	167,516
4% 3/15/28		3,724,000	3,496,038
4.8% 2/15/29		1,376,000	1,325,846
4.875% 12/1/24		237,000	233,914
4.95% 9/1/32		16,311,000	15,409,300
5% 3/1/33		5,000,000	4,719,645
5.5% 2/15/49		4,129,000	3,679,011
5.65% 3/1/53		8,756,000	7,933,572
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		110,000	92,532
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)		1,930,000	1,793,979
6.75% 9/15/25 (b)		1,300,000	1,256,424
Occidental Petroleum Corp.:
2.9% 8/15/24		2,843,000	2,763,851
3.5% 8/15/29		465,000	401,611
4.3% 8/15/39		165,000	126,019
5.55% 3/15/26		6,151,000	6,099,209
6.125% 1/1/31		30,365,000	30,595,774
6.2% 3/15/40		160,000	158,035
6.45% 9/15/36		5,135,000	5,250,717
6.6% 3/15/46		4,886,000	5,028,525
7.5% 5/1/31		7,400,000	8,017,911
7.875% 9/15/31		100,000	110,756
8.875% 7/15/30		345,000	395,525
Ovintiv, Inc.:
5.15% 11/15/41		4,009,000	3,279,015
7.375% 11/1/31		648,000	694,963
8.125% 9/15/30		8,544,000	9,483,331
Petroleos Mexicanos:
4.5% 1/23/26		4,359,000	3,829,382
5.95% 1/28/31		3,260,000	2,354,828
6.35% 2/12/48		1,560,000	932,139
6.49% 1/23/27		4,247,000	3,703,979
6.5% 3/13/27		14,914,000	13,021,041
6.7% 2/16/32		1,635,000	1,229,929
6.75% 9/21/47		22,490,000	13,806,386
6.84% 1/23/30		12,004,000	9,451,950
6.95% 1/28/60		32,166,000	19,709,717
7.69% 1/23/50		100,606,000	66,983,475
Phillips 66 Co.:
0.9% 2/15/24		2,173,000	2,125,313
3.85% 4/9/25		146,000	142,061
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		1,968,000	1,730,150
3.8% 9/15/30		1,055,000	933,583
3.85% 10/15/23		4,017,000	4,005,712
4.65% 10/15/25		3,649,000	3,558,660
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)		735,000	642,091
4.95% 7/15/29 (b)		276,000	252,618
6.875% 4/15/40 (b)		105,000	94,453
Sabine Pass Liquefaction LLC 4.5% 5/15/30		14,626,000	13,763,842
Southeast Supply Header LLC 4.25% 6/15/24 (b)		1,472,000	1,394,720
Spectra Energy Partners LP:
3.375% 10/15/26		2,589,000	2,437,525
4.5% 3/15/45		543,000	436,857
Suncor Energy, Inc. 6.5% 6/15/38		2,128,000	2,178,041
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		635,000	574,262
5.875% 3/15/28		135,000	131,126
6% 4/15/27		1,005,000	994,491
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)		125,000	116,095
6% 12/31/30 (b)		655,000	585,959
6% 9/1/31 (b)		270,000	239,792
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30		135,000	129,413
The Williams Companies, Inc.:
2.6% 3/15/31		7,660,000	6,286,373
3.5% 11/15/30		18,113,000	16,043,274
4.3% 3/4/24		859,000	851,322
4.55% 6/24/24		878,000	868,576
4.65% 8/15/32		22,370,000	21,006,173
5.1% 9/15/45		9,765,000	8,602,763
5.3% 8/15/52		5,092,000	4,584,774
5.4% 3/2/26		6,100,000	6,090,286
5.75% 6/24/44		2,747,000	2,599,482
TransCanada PipeLines Ltd. 4.25% 5/15/28		6,103,000	5,810,254
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		279,000	245,909
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)		340,000	294,108
3.875% 11/1/33 (b)		275,000	223,434
4.125% 8/15/31 (b)		325,000	275,683
6.25% 1/15/30 (b)		380,000	370,181
Venture Global LNG, Inc. 8.125% 6/1/28 (b)		505,000	509,416
Western Gas Partners LP:
4.05% 2/1/30		14,584,000	13,009,010
4.65% 7/1/26		2,194,000	2,121,931
4.75% 8/15/28		1,236,000	1,170,065
6.15% 4/1/33		4,400,000	4,370,740
			803,602,096
TOTAL ENERGY			813,077,900
FINANCIALS - 5.7%
Banks - 3.0%
AIB Group PLC:
2.25% 4/4/28 (Reg. S) (d)	EUR	3,400,000	3,396,662
4.263% 4/10/25 (b)(d)		3,226,000	3,178,085
4.625% 7/23/29 (Reg. S) (d)	EUR	200,000	216,257
7.583% 10/14/26 (b)(d)		6,258,000	6,410,319
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (d)	EUR	895,000	871,886
Banco Santander SA 2.749% 12/3/30		10,800,000	8,369,225
Bank of America Corp.:
1.197% 10/24/26 (d)		6,035,000	5,469,010
1.319% 6/19/26 (d)		1,966,000	1,809,231
1.734% 7/22/27 (d)		25,000,000	22,369,731
1.898% 7/23/31 (d)		6,975,000	5,506,011
2.015% 2/13/26 (d)		5,605,000	5,285,041
2.299% 7/21/32 (d)		50,000,000	39,432,638
2.496% 2/13/31 (d)		6,724,000	5,591,443
2.592% 4/29/31 (d)		7,784,000	6,474,791
2.972% 2/4/33 (d)		38,682,000	31,804,932
3.194% 7/23/30 (d)		10,561,000	9,271,711
3.384% 4/2/26 (d)		3,052,000	2,933,083
3.705% 4/24/28 (d)		3,914,000	3,663,797
3.95% 4/21/25		18,338,000	17,750,195
3.97% 3/5/29 (d)		3,624,000	3,386,678
3.974% 2/7/30 (d)		2,345,000	2,159,021
4.183% 11/25/27		6,909,000	6,557,833
4.2% 8/26/24		2,979,000	2,925,956
4.25% 10/22/26		40,217,000	38,622,733
4.271% 7/23/29 (d)		1,207,000	1,139,058
4.376% 4/27/28 (d)		3,650,000	3,503,648
4.45% 3/3/26		1,202,000	1,168,787
4.571% 4/27/33 (d)		8,718,000	8,081,494
4.948% 7/22/28 (d)		5,000,000	4,895,511
5.015% 7/22/33 (d)		35,614,000	34,276,928
5.288% 4/25/34 (d)		10,000,000	9,758,078
6.11% 1/29/37		1,340,000	1,387,984
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (d)	EUR	4,235,000	4,078,812
2.029% 9/30/27 (b)(d)		2,500,000	2,199,550
4.5% 11/25/23 (b)		3,958,000	3,935,676
Bank of Montreal 1.85% 5/1/25		2,414,000	2,267,683
Bank of Nova Scotia 4.5% 12/16/25		6,348,000	6,154,480
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)		2,937,000	2,869,026
Barclays PLC:
1.007% 12/10/24 (d)		1,359,000	1,340,214
2.279% 11/24/27 (d)		31,514,000	27,985,625
2.852% 5/7/26 (d)		18,341,000	17,334,483
3.65% 3/16/25		2,431,000	2,344,781
3.811% 3/10/42 (d)		7,473,000	5,219,446
3.932% 5/7/25 (d)		3,114,000	3,068,476
4.375% 1/12/26		4,468,000	4,306,954
4.836% 5/9/28		6,102,000	5,654,347
5.088% 6/20/30 (d)		35,939,000	32,927,690
5.2% 5/12/26		1,556,000	1,509,855
5.262% 1/29/34 (Reg. S) (d)	EUR	510,000	553,725
5.304% 8/9/26 (d)		1,387,000	1,366,524
5.501% 8/9/28 (d)		3,000,000	2,926,548
5.746% 8/9/33 (d)		2,657,000	2,545,999
5.829% 5/9/27 (d)		4,720,000	4,676,723
6.224% 5/9/34 (d)		5,270,000	5,204,650
7.437% 11/2/33 (d)		7,898,000	8,452,967
8.407% 11/14/32 (Reg. S) (d)	GBP	750,000	960,683
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(d)(h)		7,967,000	7,164,034
1.904% 9/30/28 (b)(d)		7,317,000	6,278,054
2.159% 9/15/29 (b)(d)		7,271,000	6,083,042
2.219% 6/9/26 (b)(d)		17,115,000	15,989,487
2.5% 3/31/32 (Reg. S) (d)	EUR	1,600,000	1,562,370
2.591% 1/20/28 (b)(d)		2,740,000	2,467,257
2.824% 1/26/41 (b)		5,791,000	3,775,662
4.125% 5/24/33 (Reg. S)	EUR	1,900,000	2,069,071
BPCE SA:
1.5% 1/13/42 (Reg. S) (d)	EUR	2,200,000	2,070,493
2.277% 1/20/32 (b)(d)		7,519,000	5,810,650
3.116% 10/19/32 (b)(d)		6,103,000	4,718,112
4.875% 4/1/26 (b)		7,383,000	7,121,581
Canadian Imperial Bank of Commerce 3.6% 4/7/32		16,310,000	14,526,132
Capital One NA 2.28% 1/28/26 (d)		1,962,000	1,855,412
Citigroup, Inc.:
1.122% 1/28/27 (d)		2,000,000	1,792,415
2.666% 1/29/31 (d)		5,106,000	4,279,239
3.106% 4/8/26 (d)		10,649,000	10,191,229
3.785% 3/17/33 (d)		6,227,000	5,413,932
3.98% 3/20/30 (d)		7,473,000	6,882,190
4.075% 4/23/29 (d)		4,606,000	4,318,534
4.125% 7/25/28		6,909,000	6,441,569
4.3% 11/20/26		1,766,000	1,696,678
4.4% 6/10/25		9,177,000	8,948,506
4.412% 3/31/31 (d)		40,428,000	37,537,985
4.45% 9/29/27		21,445,000	20,498,459
4.6% 3/9/26		19,167,000	18,662,473
4.91% 5/24/33 (d)		3,274,000	3,112,176
5.3% 5/6/44		9,501,000	8,646,837
5.875% 7/1/24 (Reg. S)	GBP	1,100,000	1,385,097
6.174% 5/25/34 (d)		17,301,000	17,240,606
6.27% 11/17/33 (d)		7,000,000	7,299,290
8.125% 7/15/39		1,076,000	1,339,851
Citizens Financial Group, Inc. 2.638% 9/30/32		11,627,000	8,480,338
Commerzbank AG 8.625% 2/28/33 (Reg. S) (d)	GBP	200,000	249,964
Commonwealth Bank of Australia:
2.688% 3/11/31 (b)		3,046,000	2,386,557
3.61% 9/12/34 (b)(d)		3,723,000	3,157,187
3.784% 3/14/32 (b)		16,472,000	13,721,139
Credit Agricole SA:
UK Government Bonds 1 Year + 2.180% 6.375% 6/14/31 (Reg. S) (d)(h)	GBP	1,400,000	1,773,179
1.25% 10/2/24 (Reg. S)	GBP	500,000	601,950
2.811% 1/11/41 (b)		4,167,000	2,711,237
4.875% 10/23/29 (Reg. S)	GBP	400,000	477,949
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (d)	GBP	1,760,000	1,922,423
3.875% 9/12/23 (b)		1,035,000	1,034,530
4.625% 4/13/27 (Reg. S) (d)	GBP	500,000	608,077
4.75% 6/21/30 (Reg. S) (d)	EUR	2,350,000	2,573,205
DNB Bank ASA:
1.535% 5/25/27 (b)(d)		51,990,000	46,130,910
1.605% 3/30/28 (b)(d)		3,208,000	2,784,097
Fifth Third Bancorp 8.25% 3/1/38		2,155,000	2,432,968
First Citizens Bank & Trust Co. 6.125% 3/9/28		40,920,000	41,105,222
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)		350,000	314,311
HSBC Holdings PLC:
0.976% 5/24/25 (d)		862,000	828,507
1.645% 4/18/26 (d)		4,312,000	4,016,450
2.251% 11/22/27 (d)		38,869,000	34,661,254
2.357% 8/18/31 (d)		15,444,000	12,230,773
2.848% 6/4/31 (d)		6,103,000	5,033,306
2.999% 3/10/26 (d)		2,759,000	2,633,349
4.041% 3/13/28 (d)		3,739,000	3,511,605
4.25% 3/14/24		1,433,000	1,417,510
4.292% 9/12/26 (d)		1,724,000	1,662,905
4.762% 3/29/33 (d)		7,815,000	6,945,165
4.787% 3/10/32 (Reg. S) (d)	EUR	1,270,000	1,383,718
4.856% 5/23/33 (Reg. S) (d)	EUR	1,600,000	1,746,952
4.95% 3/31/30		2,810,000	2,703,583
5.21% 8/11/28 (d)		8,310,000	8,108,911
5.25% 3/14/44		1,039,000	912,970
5.402% 8/11/33 (d)		5,055,000	4,825,459
6.254% 3/9/34 (d)		200,000	202,175
7.39% 11/3/28 (d)		900,000	945,560
8.201% 11/16/34 (Reg. S) (d)	GBP	1,000,000	1,303,426
Huntington Bancshares, Inc.:
2.487% 8/15/36 (d)		6,200,000	4,545,964
4.443% 8/4/28 (d)		6,438,000	6,056,152
6.208% 8/21/29 (d)		9,800,000	9,864,334
Huntington National Bank 5.699% 11/18/25 (d)		3,900,000	3,825,172
ING Groep NV:
1.726% 4/1/27 (d)		1,250,000	1,124,071
4.017% 3/28/28 (d)		9,341,000	8,788,774
4.252% 3/28/33 (d)		6,227,000	5,599,490
4.75% 5/23/34 (Reg. S) (d)	EUR	2,600,000	2,823,708
Intesa Sanpaolo SpA:
4.198% 6/1/32 (b)(d)		17,320,000	13,199,691
5.017% 6/26/24 (b)		10,324,000	10,094,528
5.71% 1/15/26 (b)		94,108,000	90,278,245
JPMorgan Chase & Co.:
1.045% 11/19/26 (d)		2,014,000	1,815,868
1.47% 9/22/27 (d)		3,410,000	3,012,078
2.069% 6/1/29 (d)		7,286,000	6,249,361
2.083% 4/22/26 (d)		2,448,000	2,302,551
2.522% 4/22/31 (d)		4,724,000	3,962,157
2.58% 4/22/32 (d)		1,300,000	1,064,193
2.739% 10/15/30 (d)		9,341,000	8,007,552
2.947% 2/24/28 (d)		6,239,000	5,727,049
2.956% 5/13/31 (d)		11,536,000	9,805,838
2.963% 1/25/33 (d)		9,341,000	7,760,745
3.875% 9/10/24		1,782,000	1,747,118
4.125% 12/15/26		1,748,000	1,682,279
4.25% 10/1/27		3,379,000	3,267,624
4.323% 4/26/28 (d)		9,341,000	8,981,934
4.586% 4/26/33 (d)		50,039,000	46,793,814
4.912% 7/25/33 (d)		112,454,000	108,151,714
5.35% 6/1/34 (d)		10,000,000	9,881,033
5.717% 9/14/33 (d)		65,636,000	65,598,513
Jyske Bank A/S 5% 10/26/28 (d)	EUR	600,000	652,337
KBC Group NV 5.796% 1/19/29 (b)(d)		6,314,000	6,251,032
Lloyds Bank Corporate Markets PLC 1.75% 7/11/24 (Reg. S)	GBP	500,000	610,481
Lloyds Banking Group PLC:
1.985% 12/15/31 (d)	GBP	1,195,000	1,285,311
2.438% 2/5/26 (d)		575,000	544,627
3.87% 7/9/25 (d)		3,425,000	3,359,229
4.375% 3/22/28		4,320,000	4,094,025
4.5% 1/11/29 (Reg. S) (d)	EUR	630,000	681,713
4.976% 8/11/33 (d)		6,517,000	6,032,319
5.985% 8/7/27 (d)		4,700,000	4,695,189
7.953% 11/15/33 (d)		6,196,000	6,636,728
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25		2,000,000	1,847,161
1.538% 7/20/27 (d)		3,276,000	2,920,518
1.64% 10/13/27 (d)		4,211,000	3,733,777
2.193% 2/25/25		2,462,000	2,335,313
4.05% 9/11/28		1,724,000	1,637,588
4.08% 4/19/28 (d)		9,123,000	8,670,205
5.017% 7/20/28 (d)		4,690,000	4,590,342
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (d)		5,448,000	4,821,773
1.554% 7/9/27 (d)		2,200,000	1,953,221
2.564% 9/13/31		10,586,000	8,229,545
4.254% 9/11/29 (d)		1,035,000	967,098
NatWest Group PLC:
1.642% 6/14/27 (d)		1,207,000	1,071,535
3.073% 5/22/28 (d)		9,914,000	8,938,908
3.619% 3/29/29 (Reg. S) (d)	GBP	1,025,000	1,144,134
3.622% 8/14/30 (Reg. S) (d)	GBP	3,400,000	4,021,041
4.771% 2/16/29 (Reg. S) (d)	EUR	200,000	217,543
4.8% 4/5/26		19,815,000	19,292,185
5.125% 5/28/24		35,958,000	35,635,817
5.808% 9/13/29 (d)		30,000,000	29,751,549
5.847% 3/2/27 (d)		6,200,000	6,163,192
7.416% 6/6/33 (Reg. S) (d)	GBP	850,000	1,060,777
Nordea Bank Abp 4.125% 5/5/28 (Reg. S)	EUR	1,700,000	1,845,135
PNC Financial Services Group, Inc.:
5.068% 1/24/34 (d)		15,132,000	14,333,000
5.582% 6/12/29 (d)		7,240,000	7,180,664
Rabobank Nederland:
1.98% 12/15/27 (b)(d)		3,614,000	3,189,675
3.649% 4/6/28 (b)(d)		6,943,000	6,445,709
3.75% 7/21/26		4,206,000	3,947,380
4% 1/10/30 (Reg. S)	EUR	800,000	857,383
4.375% 8/4/25		4,789,000	4,641,873
Regions Financial Corp. 2.25% 5/18/25		1,067,000	997,006
Royal Bank of Canada 4.65% 1/27/26		661,000	648,318
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (d)		7,024,000	6,158,541
5.807% 9/9/26 (d)		3,713,000	3,678,370
6.499% 3/9/29 (d)		2,743,000	2,727,286
6.565% 6/12/29 (d)		10,000,000	9,956,129
Societe Generale:
1.038% 6/18/25 (b)(d)		75,000,000	71,726,253
1.488% 12/14/26 (b)(d)		21,416,000	19,190,540
1.792% 6/9/27 (b)(d)		2,160,000	1,916,048
2.625% 10/16/24 (b)		436,000	419,468
3.625% 3/1/41 (b)		7,784,000	5,024,378
4.25% 4/14/25 (b)		9,840,000	9,483,994
4.677% 6/15/27 (b)		4,831,000	4,679,652
4.75% 11/24/25 (b)		8,022,000	7,717,996
6.221% 6/15/33 (b)(d)		8,407,000	7,898,308
6.446% 1/10/29 (b)(d)		6,850,000	6,898,565
6.691% 1/10/34 (b)(d)		550,000	560,201
7.367% 1/10/53 (b)		3,114,000	3,021,929
Standard Chartered PLC 3.785% 5/21/25 (b)(d)		4,320,000	4,239,120
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/26		3,035,000	2,685,549
Synchrony Bank 5.625% 8/23/27		2,097,000	1,983,516
The Toronto-Dominion Bank 2.8% 3/10/27		2,626,000	2,408,777
Truist Financial Corp.:
4.123% 6/6/28 (d)		2,000,000	1,885,153
4.26% 7/28/26 (d)		3,031,000	2,928,010
5.122% 1/26/34 (d)		4,235,000	3,972,405
U.S. Bancorp 5.775% 6/12/29 (d)		11,450,000	11,424,991
UniCredit SpA:
1.982% 6/3/27 (b)(d)		6,165,000	5,476,304
2.731% 1/15/32 (Reg. S) (d)	EUR	1,447,000	1,392,078
Virgin Money UK PLC:
5.125% 12/11/30 (Reg. S) (d)	GBP	355,000	416,617
7.625% 8/23/29 (Reg. S) (d)	GBP	1,050,000	1,339,144
Wells Fargo & Co.:
2.125% 12/20/23 (Reg. S)	GBP	475,000	594,522
2.164% 2/11/26 (d)		2,935,000	2,774,942
2.188% 4/30/26 (d)		10,957,000	10,304,145
2.879% 10/30/30 (d)		2,200,000	1,882,645
3.068% 4/30/41 (d)		7,784,000	5,571,750
3.526% 3/24/28 (d)		25,667,000	23,881,161
4.3% 7/22/27		28,701,000	27,483,682
4.478% 4/4/31 (d)		19,300,000	18,056,191
4.897% 7/25/33 (d)		106,510,000	100,219,202
5.389% 4/24/34 (d)		8,000,000	7,792,061
5.557% 7/25/34 (d)		8,500,000	8,388,198
5.574% 7/25/29 (d)		17,500,000	17,427,525
Westpac Banking Corp.:
U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (d)(h)		12,205,000	11,478,988
4.11% 7/24/34 (d)		5,791,000	5,073,289
Zions Bancorp NA 3.25% 10/29/29		5,124,000	4,024,943
			2,048,376,390
Capital Markets - 1.0%
Ares Capital Corp.:
3.25% 7/15/25		42,000,000	39,382,464
3.875% 1/15/26		22,188,000	20,753,702
Blackstone Holdings Finance Co. LLC:
2.8% 9/30/50 (b)		1,245,000	718,032
3.5% 9/10/49 (b)		4,614,000	3,012,348
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (d)	EUR	1,000,000	1,015,479
4% 6/24/32 (Reg. S) (d)	EUR	2,300,000	2,237,137
4.5% 4/1/25		45,198,000	43,547,431
6.125% 12/12/30 (Reg. S) (d)	GBP	1,900,000	2,237,689
Deutsche Bank AG New York Branch:
0.898% 5/28/24		930,000	896,702
1.447% 4/1/25 (d)		2,036,000	1,972,130
2.129% 11/24/26 (d)		11,245,000	10,202,231
2.222% 9/18/24 (d)		2,318,000	2,314,369
2.311% 11/16/27 (d)		27,513,000	24,122,439
3.035% 5/28/32 (d)		4,028,000	3,204,198
3.729% 1/14/32 (d)		10,000,000	7,740,161
4.1% 1/13/26		8,332,000	7,947,644
6.72% 1/18/29 (d)		2,294,000	2,322,576
7.146% 7/13/27 (d)		11,860,000	12,037,408
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (d)		18,425,000	14,564,038
3.102% 2/24/33 (d)		40,000,000	33,269,638
4.25% 10/21/25		12,215,000	11,853,140
4.482% 8/23/28 (d)		9,365,000	9,010,801
6.75% 10/1/37		59,592,000	63,176,965
Hightower Holding LLC 6.75% 4/15/29 (b)		835,000	726,794
Intercontinental Exchange, Inc. 4.35% 6/15/29		3,724,000	3,564,458
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		155,000	136,015
LPL Holdings, Inc. 4% 3/15/29 (b)		1,070,000	951,158
Moody's Corp.:
3.25% 1/15/28		4,414,000	4,116,188
3.75% 3/24/25		1,371,000	1,334,227
Morgan Stanley:
0.79% 5/30/25 (d)		862,000	826,470
1.794% 2/13/32 (d)		7,317,000	5,626,805
2.188% 4/28/26 (d)		9,226,000	8,695,027
2.239% 7/21/32 (d)		4,900,000	3,854,489
2.475% 1/21/28 (d)		5,000,000	4,510,589
2.699% 1/22/31 (d)		6,227,000	5,241,115
3.125% 7/27/26		8,166,000	7,641,644
3.622% 4/1/31 (d)		47,370,000	42,094,284
3.875% 1/27/26		1,586,000	1,526,506
4.21% 4/20/28 (d)		6,115,000	5,846,272
4.3% 1/27/45		530,000	450,296
4.656% 3/2/29 (d)	EUR	700,000	767,932
4.889% 7/20/33 (d)		49,499,000	46,890,334
5% 11/24/25		15,145,000	14,915,645
5.424% 7/21/34 (d)		8,000,000	7,865,767
5.449% 7/20/29 (d)		16,012,000	15,918,020
6.342% 10/18/33 (d)		39,945,000	41,848,344
MSCI, Inc.:
3.25% 8/15/33 (b)		215,000	172,976
3.875% 2/15/31 (b)		595,000	519,129
NASDAQ, Inc.:
5.95% 8/15/53		1,132,000	1,127,317
6.1% 6/28/63		6,000,000	5,920,351
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)		4,211,000	4,067,505
S&P Global, Inc.:
2.45% 3/1/27		2,414,000	2,225,792
3.9% 3/1/62		2,414,000	1,892,684
State Street Corp. 2.901% 3/30/26 (d)		104,000	99,593
UBS Group AG:
1.305% 2/2/27 (b)(d)		3,100,000	2,756,099
1.494% 8/10/27 (b)(d)		11,792,000	10,369,148
2.125% 11/15/29 (Reg. S) (d)	GBP	1,300,000	1,355,040
2.593% 9/11/25 (b)(d)		17,956,000	17,313,418
3.091% 5/14/32 (b)(d)		5,293,000	4,361,884
3.126% 8/13/30 (b)(d)		5,359,000	4,593,826
3.75% 3/26/25		9,717,000	9,386,900
4.194% 4/1/31 (b)(d)		44,614,000	40,171,659
4.282% 1/9/28 (b)		2,250,000	2,104,794
4.55% 4/17/26		4,758,000	4,604,671
4.75% 3/17/32 (Reg. S) (d)	EUR	1,050,000	1,152,419
4.988% 8/5/33 (b)(d)		10,462,000	9,749,756
4.988% 8/5/33 (Reg. S) (d)		300,000	279,576
6.373% 7/15/26 (b)(d)		2,345,000	2,354,758
6.537% 8/12/33 (b)(d)		7,161,000	7,437,177
9.016% 11/15/33 (b)(d)		2,086,000	2,525,913
			679,429,486
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		50,502,000	48,013,143
1.75% 1/30/26		20,487,000	18,537,109
2.45% 10/29/26		14,854,000	13,364,837
2.875% 8/14/24		8,576,000	8,314,908
3% 10/29/28		16,306,000	14,130,163
3.3% 1/30/32		15,939,000	12,952,610
3.4% 10/29/33		2,691,000	2,133,382
3.85% 10/29/41		4,396,000	3,262,244
4.45% 4/3/26		4,254,000	4,098,089
4.875% 1/16/24		221,000	219,893
5.75% 6/6/28		16,700,000	16,554,167
6.5% 7/15/25		7,188,000	7,222,229
Ally Financial, Inc.:
1.45% 10/2/23		337,000	335,300
2.2% 11/2/28		8,669,000	6,993,256
3.875% 5/21/24		1,227,000	1,203,027
4.625% 3/30/25		4,630,000	4,478,972
4.75% 6/9/27		3,759,000	3,523,510
5.125% 9/30/24		3,380,000	3,327,867
5.75% 11/20/25		5,507,000	5,341,619
5.8% 5/1/25		10,661,000	10,501,056
6.992% 6/13/29 (d)		37,000,000	36,937,747
7.1% 11/15/27		17,330,000	17,557,254
8% 11/1/31		17,833,000	18,438,905
Capital One Financial Corp.:
1.878% 11/2/27 (d)		5,931,000	5,199,382
2.359% 7/29/32 (d)		17,080,000	12,184,051
2.636% 3/3/26 (d)		13,528,000	12,785,449
3.2% 2/5/25		1,207,000	1,159,190
3.273% 3/1/30 (d)		12,200,000	10,470,062
3.65% 5/11/27		21,700,000	20,180,920
3.8% 1/31/28		10,723,000	9,832,507
3.9% 1/29/24		1,545,000	1,531,048
4.927% 5/10/28 (d)		6,900,000	6,637,563
4.985% 7/24/26 (d)		17,135,000	16,748,285
5.247% 7/26/30 (d)		19,853,000	18,885,904
5.268% 5/10/33 (d)		11,209,000	10,421,640
5.468% 2/1/29 (d)		2,066,000	2,004,161
5.817% 2/1/34 (d)		3,589,000	3,409,159
6.312% 6/8/29 (d)		21,200,000	21,188,397
Discover Financial Services:
3.95% 11/6/24		1,874,000	1,825,056
4.1% 2/9/27		13,375,000	12,407,997
4.5% 1/30/26		7,399,000	7,107,557
6.7% 11/29/32		6,410,000	6,379,607
Ford Motor Credit Co. LLC:
2.3% 2/10/25		1,654,000	1,553,893
2.7% 8/10/26		5,665,000	5,066,816
2.9% 2/10/29		275,000	226,937
3.375% 11/13/25		9,760,000	9,099,102
3.625% 6/17/31		5,000,000	4,051,079
4% 11/13/30		17,230,000	14,579,151
4.063% 11/1/24		51,621,000	50,015,158
4.125% 8/17/27		19,335,000	17,543,978
4.687% 6/9/25		430,000	413,920
4.95% 5/28/27		20,213,000	18,966,903
5.113% 5/3/29		1,320,000	1,214,151
5.125% 6/16/25		320,000	311,524
5.584% 3/18/24		8,520,000	8,473,817
6.86% 6/5/26	GBP	1,150,000	1,419,365
6.95% 3/6/26		195,000	195,492
6.95% 6/10/26		6,000,000	6,007,650
Navient Corp. 6.75% 6/15/26		650,000	638,456
OneMain Finance Corp.:
3.5% 1/15/27		2,190,000	1,905,848
3.875% 9/15/28		1,350,000	1,107,000
Synchrony Financial:
3.95% 12/1/27		8,239,000	7,361,040
4.25% 8/15/24		10,059,000	9,797,651
4.375% 3/19/24		11,326,000	11,189,261
5.15% 3/19/29		18,424,000	16,897,908
			625,835,322
Financial Services - 0.4%
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S) (d)	EUR	500,000	180,273
5% 4/27/27 (Reg. S) (d)	EUR	5,500,000	1,789,011
Altus Midstream LP 5.875% 6/15/30 (b)		245,000	237,285
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31		2,057,000	1,687,885
Athene Global Funding:
0.95% 1/8/24 (b)		2,330,000	2,285,482
1.45% 1/8/26 (b)		11,178,000	9,964,327
1.73% 10/2/26 (b)		4,975,000	4,330,249
2.5% 3/24/28 (b)		6,975,000	5,975,037
2.646% 10/4/31 (b)		3,414,000	2,609,081
Blackstone Private Credit Fund:
4.7% 3/24/25		31,043,000	30,174,426
4.875% 4/14/26	GBP	2,200,000	2,517,567
7.05% 9/29/25		20,620,000	20,762,676
Block, Inc. 2.75% 6/1/26		265,000	240,980
Brixmor Operating Partnership LP:
2.25% 4/1/28		2,355,000	2,001,175
3.85% 2/1/25		1,010,000	974,261
4.05% 7/1/30		10,487,000	9,474,068
4.125% 6/15/26		5,827,000	5,529,862
4.125% 5/15/29		20,383,000	18,541,044
Corebridge Financial, Inc.:
3.65% 4/5/27		1,888,000	1,776,024
3.85% 4/5/29		8,901,000	8,145,758
3.9% 4/5/32		15,561,000	13,606,374
4.35% 4/5/42		2,247,000	1,777,674
4.4% 4/5/52		12,648,000	9,782,904
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)		595,000	585,730
Equitable Holdings, Inc.:
4.35% 4/20/28		9,527,000	9,014,056
5% 4/20/48		6,855,000	5,766,186
Fiserv, Inc. 3.5% 7/1/29		2,350,000	2,144,784
GGAM Finance Ltd. 7.75% 5/15/26 (b)		635,000	634,990
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24		740,000	715,190
5.25% 5/15/27		1,155,000	1,013,513
6.25% 5/15/26		2,206,000	2,045,713
Jackson Financial, Inc.:
3.125% 11/23/31		15,333,000	12,051,961
4% 11/23/51		3,736,000	2,493,793
5.17% 6/8/27		10,297,000	10,092,756
5.67% 6/8/32		18,859,000	17,962,699
KfW:
0% 9/17/30 (Reg. S)	EUR	200,000	176,298
0.75% 1/15/29 (Reg. S)	EUR	2,500,000	2,412,950
2.875% 5/29/26 (Reg. S)	EUR	2,640,000	2,841,202
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	2,050,000	1,754,393
Nationwide Building Society 6.178% 12/7/27 (Reg. S) (d)	GBP	700,000	873,391
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)		7,300,000	7,251,282
Pine Street Trust I 4.572% 2/15/29 (b)		7,749,000	7,102,158
Pine Street Trust II 5.568% 2/15/49 (b)		7,700,000	6,741,142
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (b)		655,000	557,492
Rexford Industrial Realty LP 2.15% 9/1/31		2,886,000	2,227,951
The Western Union Co. 2.85% 1/10/25		433,000	414,900
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		1,805,000	1,476,676
Voya Financial, Inc.:
4.7% 1/23/48 (d)		3,132,000	2,552,752
5.7% 7/15/43		1,458,000	1,343,974
			256,611,355
Insurance - 0.4%
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	400,000	515,833
AFLAC, Inc. 3.6% 4/1/30		387,000	352,775
AIA Group Ltd.:
0.88% 9/9/33 (Reg. S) (d)	EUR	705,000	615,491
3.2% 9/16/40 (b)		1,085,000	783,844
3.375% 4/7/30 (b)		2,900,000	2,609,626
3.6% 4/9/29 (b)		2,180,000	2,014,363
3.9% 4/6/28 (b)		5,555,000	5,290,106
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (b)		820,000	744,503
American International Group, Inc.:
2.5% 6/30/25		1,288,000	1,219,190
5.75% 4/1/48 (d)		3,579,000	3,379,473
AmFam Holdings, Inc. 2.805% 3/11/31 (b)		5,464,000	4,062,496
Aon Corp. 6.25% 9/30/40		142,000	147,141
Aon PLC 3.875% 12/15/25		2,143,000	2,071,970
Assurant, Inc. 2.65% 1/15/32		7,753,000	5,843,392
Athene Holding Ltd.:
3.45% 5/15/52		6,850,000	4,360,004
3.95% 5/25/51		1,604,000	1,121,429
6.65% 2/1/33		5,044,000	5,174,994
Brown & Brown, Inc. 2.375% 3/15/31		3,550,000	2,837,885
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (d)		5,775,000	5,428,500
Empower Finance 2020 LP:
1.357% 9/17/27 (b)		1,474,000	1,271,920
3.075% 9/17/51 (b)		3,522,000	2,245,147
Equitable Financial Life Global Funding:
1.3% 7/12/26 (b)		1,724,000	1,510,880
1.4% 8/27/27 (b)		1,724,000	1,466,406
1.7% 11/12/26 (b)		4,197,000	3,679,106
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31		3,434,000	2,878,320
5.625% 8/16/32		13,389,000	12,922,312
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (d)	EUR	800,000	746,718
Five Corners Funding Trust II 2.85% 5/15/30 (b)		21,030,000	18,004,106
Hartford Financial Services Group, Inc. 4.3% 4/15/43		679,000	537,183
Intact Financial Corp. 5.459% 9/22/32 (b)		7,368,000	7,270,867
Liberty Mutual Group, Inc.:
3.95% 5/15/60 (b)		12,820,000	8,627,633
5.5% 6/15/52 (b)		5,885,000	5,323,598
Lincoln National Corp. 3.4% 1/15/31		14,811,000	12,502,225
Marsh & McLennan Companies, Inc. 3.875% 3/15/24		835,000	826,301
Massachusetts Mutual Life Insurance Co.:
3.2% 12/1/61 (b)		6,056,000	3,751,231
3.729% 10/15/70 (b)		1,622,000	1,062,464
MetLife, Inc. 5.375% 7/15/33		16,000,000	15,927,411
Pacific LifeCorp:
3.35% 9/15/50 (b)		7,037,000	4,804,732
5.125% 1/30/43 (b)		3,343,000	3,049,606
Pricoa Global Funding I 5.375% 5/15/45 (d)		3,148,000	3,077,904
Principal Financial Group, Inc. 3.7% 5/15/29		1,714,000	1,568,852
Prudential Financial, Inc.:
3.935% 12/7/49		843,000	648,706
6% 9/1/52 (d)		31,987,000	30,552,703
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (d)		3,700,000	3,091,661
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (d)	GBP	1,705,000	1,697,253
6.75% 12/2/44 (Reg. S) (d)		3,605,000	3,559,938
Reliance Standard Life Global Funding II 2.75% 5/7/25 (b)		5,591,000	5,259,132
Ryan Specialty Group LLC 4.375% 2/1/30 (b)		400,000	357,516
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(d)		3,000,000	2,835,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		1,484,000	1,332,462
Unum Group:
4% 6/15/29		6,130,000	5,618,804
4.125% 6/15/51		12,274,000	8,674,550
5.75% 8/15/42		3,718,000	3,384,790
Willis Group North America, Inc.:
4.5% 9/15/28		1,897,000	1,808,087
5.35% 5/15/33		13,900,000	13,417,763
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (d)		1,650,000	1,293,188
			245,159,490
TOTAL FINANCIALS			3,855,412,043
HEALTH CARE - 0.7%
Biotechnology - 0.1%
AbbVie, Inc.:
3.2% 11/21/29		3,114,000	2,806,812
4.05% 11/21/39		3,114,000	2,669,051
4.55% 3/15/35		3,061,000	2,895,372
Amgen, Inc.:
4.663% 6/15/51		3,736,000	3,222,021
5.15% 3/2/28		1,959,000	1,956,954
5.25% 3/2/30		14,505,000	14,525,081
5.25% 3/2/33		16,305,000	16,220,221
5.6% 3/2/43		14,041,000	13,777,320
5.65% 3/2/53		7,733,000	7,666,074
5.75% 3/2/63		14,093,000	13,917,467
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		427,000	204,960
Grifols SA 4.75% 10/15/28 (b)		200,000	175,466
Regeneron Pharmaceuticals, Inc.:
1.75% 9/15/30		3,674,000	2,923,939
2.8% 9/15/50		2,491,000	1,548,403
			84,509,141
Health Care Equipment & Supplies - 0.0%
Alcon Finance Corp. 2.75% 9/23/26 (b)		1,414,000	1,305,638
Avantor Funding, Inc. 4.625% 7/15/28 (b)		915,000	849,380
Hologic, Inc.:
3.25% 2/15/29 (b)		545,000	473,378
4.625% 2/1/28 (b)		65,000	60,811
Teleflex, Inc. 4.25% 6/1/28 (b)		145,000	133,200
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	700,000	755,161
			3,577,568
Health Care Providers & Services - 0.4%
180 Medical, Inc. 3.875% 10/15/29 (b)		920,000	800,032
Centene Corp.:
2.45% 7/15/28		12,813,000	10,968,982
2.5% 3/1/31		945,000	752,645
2.625% 8/1/31		15,841,000	12,601,966
3% 10/15/30		9,668,000	8,086,895
3.375% 2/15/30		7,725,000	6,611,029
4.25% 12/15/27		10,445,000	9,770,339
4.625% 12/15/29		12,457,000	11,454,212
Cigna Group:
3.4% 3/1/27		3,552,000	3,339,582
3.4% 3/15/50		4,359,000	3,046,517
3.4% 3/15/51		4,359,000	3,050,053
4.125% 11/15/25		522,000	508,642
4.375% 10/15/28		4,530,000	4,362,573
4.8% 8/15/38		2,697,000	2,486,144
4.9% 12/15/48		517,000	461,023
5.4% 3/15/33		7,000,000	7,023,764
Community Health Systems, Inc.:
4.75% 2/15/31 (b)		1,280,000	953,600
6.875% 4/15/29 (b)		335,000	205,462
CVS Health Corp.:
4.78% 3/25/38		2,165,000	1,938,883
5% 1/30/29		5,700,000	5,615,636
5.125% 2/21/30		14,148,000	13,935,325
5.25% 1/30/31		5,087,000	5,026,750
5.3% 6/1/33		8,500,000	8,324,914
5.875% 6/1/53		5,000,000	4,884,352
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)		305,000	261,615
Elevance Health, Inc.:
2.25% 5/15/30		5,433,000	4,538,866
3.35% 12/1/24		1,379,000	1,341,403
HCA Holdings, Inc.:
3.125% 3/15/27		4,517,000	4,151,265
3.375% 3/15/29		2,198,000	1,959,658
3.5% 9/1/30		12,405,000	10,834,845
3.625% 3/15/32		10,363,000	8,912,923
4.625% 3/15/52		3,307,000	2,653,506
5.125% 6/15/39		1,878,000	1,703,539
5.25% 6/15/49		2,069,000	1,805,788
5.625% 9/1/28		9,085,000	9,065,433
5.875% 2/1/29		9,796,000	9,856,409
HealthEquity, Inc. 4.5% 10/1/29 (b)		110,000	97,545
Humana, Inc.:
1.35% 2/3/27		2,069,000	1,819,826
3.7% 3/23/29		7,365,000	6,818,853
3.95% 3/15/27		2,000,000	1,920,217
Molina Healthcare, Inc. 3.875% 11/15/30 (b)		850,000	725,272
Owens & Minor, Inc. 4.5% 3/31/29 (b)		160,000	135,600
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		410,000	373,900
Prime Healthcare Foundation, Inc. 7% 12/1/27		2,736,000	2,722,636
Quest Diagnostics, Inc. 2.95% 6/30/30		6,227,000	5,407,487
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		785,000	604,623
Sabra Health Care LP:
3.2% 12/1/31		26,025,000	19,877,830
3.9% 10/15/29		7,857,000	6,638,867
Surgery Center Holdings, Inc. 6.75% 7/1/25 (b)		258,000	256,710
Tenet Healthcare Corp.:
4.625% 6/15/28		2,765,000	2,546,062
4.875% 1/1/26		385,000	373,212
5.125% 11/1/27		1,000,000	950,835
6.125% 6/15/30		425,000	411,821
Toledo Hospital 5.325% 11/15/28		2,395,000	1,915,282
UnitedHealth Group, Inc.:
3.95% 10/15/42		74,000	61,456
4.25% 3/15/43		1,397,000	1,221,591
4.625% 7/15/35		418,000	404,561
4.75% 7/15/45		1,023,000	950,834
Universal Health Services, Inc.:
2.65% 10/15/30		9,393,000	7,566,577
2.65% 1/15/32		9,523,000	7,406,950
			254,503,117
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 5/15/27 (b)		630,000	606,430
6.5% 5/15/30 (b)		510,000	512,730
			1,119,160
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)		1,000,000	882,630
4.25% 5/1/28 (b)		70,000	64,257
			946,887
Pharmaceuticals - 0.2%
AstraZeneca PLC 6.45% 9/15/37		3,092,000	3,477,980
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	850,000	934,834
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (b)		4,359,000	4,263,543
4.25% 12/15/25 (b)		58,851,000	56,996,117
4.375% 12/15/28 (b)		5,293,000	5,028,310
4.875% 6/25/48 (b)		5,321,000	4,535,383
Elanco Animal Health, Inc. 6.65% 8/28/28 (d)		8,545,000	8,427,506
Jazz Securities DAC 4.375% 1/15/29 (b)		225,000	201,586
Mylan NV 4.55% 4/15/28		8,389,000	7,898,106
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)		1,105,000	999,983
5.125% 4/30/31 (b)		530,000	451,562
Perrigo Finance PLC 4.65% 6/15/30		6,476,000	5,739,683
Pfizer Investment Enterprises:
4.75% 5/19/33		14,040,000	13,816,106
5.3% 5/19/53		10,813,000	10,816,934
Utah Acquisition Sub, Inc. 3.95% 6/15/26		2,065,000	1,951,858
Viatris, Inc.:
1.65% 6/22/25		153,000	141,570
2.7% 6/22/30		24,123,000	19,591,062
3.85% 6/22/40		3,928,000	2,749,229
4% 6/22/50		13,167,000	8,721,853
			156,743,205
TOTAL HEALTH CARE			501,399,078
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)		746,000	729,444
BAE Systems PLC:
3% 9/15/50 (b)		4,330,000	2,836,872
3.4% 4/15/30 (b)		8,797,000	7,858,220
BWX Technologies, Inc. 4.125% 6/30/28 (b)		480,000	436,783
Howmet Aerospace, Inc.:
5.95% 2/1/37		425,000	418,412
6.75% 1/15/28		365,000	373,434
Moog, Inc. 4.25% 12/15/27 (b)		980,000	891,804
Northrop Grumman Corp.:
2.93% 1/15/25		31,000	29,959
4.03% 10/15/47		3,355,000	2,760,998
Rolls-Royce PLC:
3.375% 6/18/26	GBP	1,940,000	2,229,233
5.75% 10/15/27 (b)		615,000	597,032
The Boeing Co.:
2.7% 2/1/27		1,724,000	1,576,488
2.75% 2/1/26		2,071,000	1,943,561
3.25% 2/1/28		4,359,000	3,991,938
3.625% 2/1/31		14,000,000	12,498,155
5.04% 5/1/27		21,110,000	20,877,634
5.15% 5/1/30		49,693,000	48,889,687
5.805% 5/1/50		14,165,000	13,780,927
5.93% 5/1/60		6,070,000	5,859,233
TransDigm, Inc.:
6.25% 3/15/26 (b)		2,552,000	2,527,678
7.5% 3/15/27		95,000	95,183
			131,202,675
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/30 (b)		525,000	499,803
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		1,565,000	1,494,575
Builders FirstSource, Inc. 4.25% 2/1/32 (b)		865,000	735,397
Carlisle Companies, Inc. 2.75% 3/1/30		6,227,000	5,269,100
Carrier Global Corp.:
2.493% 2/15/27		518,000	470,571
2.7% 2/15/31		6,352,000	5,330,202
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)		715,000	612,908
			13,912,753
Commercial Services & Supplies - 0.0%
ADT Corp.:
4.125% 8/1/29 (b)		270,000	235,661
4.875% 7/15/32 (b)		670,000	577,942
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)		390,000	402,199
Clean Harbors, Inc. 6.375% 2/1/31 (b)		110,000	109,387
Madison IAQ LLC 4.125% 6/30/28 (b)		1,245,000	1,101,492
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		500,000	466,909
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)		1,230,000	1,093,965
Stericycle, Inc. 3.875% 1/15/29 (b)		450,000	391,807
The GEO Group, Inc. 9.5% 12/31/28 (b)		305,000	298,900
			4,678,262
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27		1,077,000	1,033,312
Electrical Equipment - 0.0%
Hubbell, Inc. 3.5% 2/15/28		3,355,000	3,143,600
Sensata Technologies BV 4% 4/15/29 (b)		275,000	241,480
Vertiv Group Corp. 4.125% 11/15/28 (b)		675,000	605,989
			3,991,069
Ground Transportation - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	1,740,000	1,777,827
Burlington Northern Santa Fe LLC:
4.15% 4/1/45		564,000	476,693
4.4% 3/15/42		1,397,000	1,230,724
Canadian Pacific Railway Co. 3.1% 12/2/51		2,312,000	1,569,456
CSX Corp.:
3.8% 4/15/50		78,000	60,367
4.3% 3/1/48		5,524,000	4,650,804
Norfolk Southern Corp. 5.35% 8/1/54		5,400,000	5,249,576
Uber Technologies, Inc. 4.5% 8/15/29 (b)		415,000	379,979
Union Pacific Corp. 3.25% 2/5/50		3,425,000	2,475,101
XPO, Inc.:
6.25% 5/1/25 (b)		771,000	758,749
6.25% 6/1/28 (b)		380,000	372,353
			19,001,629
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)		500,000	452,174
Machinery - 0.0%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)		3,978,000	3,576,048
Ingersoll Rand, Inc.:
5.4% 8/14/28		4,089,000	4,098,225
5.7% 8/14/33		4,393,000	4,454,529
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44		314,000	268,727
Otis Worldwide Corp. 2.056% 4/5/25		1,790,000	1,696,147
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)		1,065,000	998,331
Westinghouse Air Brake Tech Co. 3.2% 6/15/25		3,995,000	3,810,960
			18,902,967
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		270,000	209,860
Passenger Airlines - 0.1%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29		2,624,510	2,321,352
American Airlines, Inc.:
3.75% 4/15/27		1,707,145	1,600,641
7.25% 2/15/28 (b)		195,000	191,552
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)		467,500	458,750
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)		1,359,577	1,142,199
Delta Air Lines, Inc. 2.9% 10/28/24		1,897,000	1,837,196
Southwest Airlines Co.:
5.125% 6/15/27		4,515,000	4,461,433
5.25% 5/4/25		7,846,000	7,795,269
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29		1,920,420	1,734,082
United Airlines, Inc.:
equipment trust certificate 4.6% 9/1/27		1,905,626	1,801,159
4.375% 4/15/26 (b)		1,740,000	1,639,831
			24,983,464
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		1,125,000	1,011,017
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)		827,000	750,908
4% 7/1/29 (b)		105,000	94,234
5.95% 8/4/33		10,000,000	10,114,200
TriNet Group, Inc.:
3.5% 3/1/29 (b)		405,000	348,697
7.125% 8/15/31 (b)		260,000	261,461
			12,580,517
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
0.7% 2/15/24		948,000	925,110
0.8% 8/18/24		1,422,000	1,352,523
2.2% 1/15/27		3,428,000	3,063,251
2.875% 1/15/26		4,359,000	4,074,249
2.875% 1/15/32		9,528,000	7,624,239
3.375% 7/1/25		11,630,000	11,080,282
3.75% 6/1/26		5,000,000	4,753,077
4.25% 2/1/24		1,019,000	1,010,977
5.3% 2/1/28		7,037,000	6,912,760
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		280,000	276,595
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	1,100,000	1,251,323
			42,324,386
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)		17,687,000	16,688,539
3.25% 2/15/27 (b)		11,688,000	10,512,052
3.95% 7/1/24 (b)		3,894,000	3,798,302
4.25% 4/15/26 (b)		874,000	824,234
4.375% 5/1/26 (b)		8,375,000	7,895,077
5.25% 5/15/24 (b)		4,186,000	4,132,530
5.5% 1/15/26 (b)		1,754,000	1,707,611
6.375% 5/4/28 (b)		26,845,000	26,629,086
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	1,260,000	1,333,528
7.125% 2/14/24	GBP	100,000	126,926
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	700,000	629,757
			74,277,642
TOTAL INDUSTRIALS			348,050,513
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Viavi Solutions, Inc. 3.75% 10/1/29 (b)		545,000	453,666
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. 5% 12/15/29 (b)		1,215,000	1,079,163
Dell International LLC/EMC Corp.:
3.375% 12/15/41 (b)		3,736,000	2,630,953
3.45% 12/15/51 (b)		4,982,000	3,243,745
5.3% 10/1/29		6,227,000	6,148,062
5.85% 7/15/25		302,000	302,379
6.02% 6/15/26		2,109,000	2,131,222
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		1,410,000	1,181,488
TTM Technologies, Inc. 4% 3/1/29 (b)		315,000	273,609
Vontier Corp.:
2.4% 4/1/28		7,691,000	6,389,606
2.95% 4/1/31		8,630,000	6,839,202
			30,219,429
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26		5,350,000	4,849,590
Gartner, Inc.:
3.625% 6/15/29 (b)		155,000	136,144
3.75% 10/1/30 (b)		255,000	220,207
4.5% 7/1/28 (b)		395,000	368,352
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		900,000	773,589
Twilio, Inc. 3.875% 3/15/31		200,000	167,498
			6,515,380
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc.:
1.95% 2/15/28 (b)		5,128,000	4,447,067
2.45% 2/15/31 (b)		54,696,000	44,095,559
2.6% 2/15/33 (b)		23,971,000	18,532,747
3.137% 11/15/35 (b)		6,850,000	5,228,231
3.419% 4/15/33 (b)		8,000,000	6,629,010
3.5% 2/15/41 (b)		23,037,000	16,876,351
3.75% 2/15/51 (b)		10,977,000	7,872,168
Entegris, Inc. 4.375% 4/15/28 (b)		755,000	688,338
Marvell Technology, Inc. 2.45% 4/15/28		4,982,000	4,369,283
Microchip Technology, Inc.:
0.972% 2/15/24		4,359,000	4,258,681
0.983% 9/1/24		2,604,000	2,479,904
Micron Technology, Inc.:
2.703% 4/15/32		2,039,000	1,609,124
3.366% 11/1/41		2,223,000	1,540,829
3.477% 11/1/51		2,229,000	1,439,444
4.185% 2/15/27		13,091,000	12,477,394
ON Semiconductor Corp. 3.875% 9/1/28 (b)		300,000	267,054
Qorvo, Inc. 4.375% 10/15/29		705,000	638,740
			133,449,924
Software - 0.1%
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		325,000	320,537
Cloud Software Group, Inc. 9% 9/30/29 (b)		320,000	286,041
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		505,000	508,283
Crowdstrike Holdings, Inc. 3% 2/15/29		295,000	253,641
Fair Isaac Corp.:
4% 6/15/28 (b)		330,000	301,768
5.25% 5/15/26 (b)		793,000	769,210
Open Text Corp.:
3.875% 2/15/28 (b)		420,000	373,766
3.875% 12/1/29 (b)		1,715,000	1,454,357
Oracle Corp.:
1.65% 3/25/26		1,077,000	981,433
2.5% 4/1/25		4,359,000	4,150,375
2.8% 4/1/27		11,367,000	10,440,877
2.875% 3/25/31		7,473,000	6,313,745
2.95% 4/1/30		8,300,000	7,194,528
3.85% 4/1/60		8,300,000	5,640,882
3.95% 3/25/51		5,299,000	3,872,937
4.1% 3/25/61		5,000,000	3,552,050
4.375% 5/15/55		2,320,000	1,782,454
5.375% 7/15/40		135,000	125,834
Roper Technologies, Inc.:
1.4% 9/15/27		1,724,000	1,492,578
1.75% 2/15/31		3,736,000	2,932,513
2% 6/30/30		4,476,000	3,648,608
2.95% 9/15/29		2,830,000	2,502,841
VMware, Inc.:
1% 8/15/24		2,107,000	2,013,706
1.4% 8/15/26		925,000	820,210
			61,733,174
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc. 3.85% 8/4/46		2,820,000	2,389,921
Seagate HDD Cayman 8.25% 12/15/29 (b)		240,000	251,760
			2,641,681
TOTAL INFORMATION TECHNOLOGY			235,013,254
MATERIALS - 0.2%
Chemicals - 0.2%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		585,000	550,571
Celanese U.S. Holdings LLC:
6.165% 7/15/27		11,832,000	11,838,334
6.33% 7/15/29		3,736,000	3,713,587
6.35% 11/15/28		15,274,000	15,313,368
6.55% 11/15/30		15,481,000	15,488,626
6.7% 11/15/33		9,043,000	9,081,027
INEOS Finance PLC 6.75% 5/15/28 (b)		510,000	488,274
International Flavors & Fragrances, Inc.:
1.23% 10/1/25 (b)		345,000	308,903
1.832% 10/15/27 (b)		6,986,000	5,875,891
2.3% 11/1/30 (b)		5,293,000	4,106,845
3.468% 12/1/50 (b)		3,000,000	1,865,029
LSB Industries, Inc. 6.25% 10/15/28 (b)		560,000	512,149
LYB International Finance III LLC:
1.25% 10/1/25		1,661,000	1,514,916
2.25% 10/1/30		3,241,000	2,632,030
Methanex Corp.:
5.125% 10/15/27		765,000	717,585
5.25% 12/15/29		90,000	81,987
5.65% 12/1/44		581,000	475,208
NOVA Chemicals Corp.:
5% 5/1/25 (b)		1,030,000	980,301
5.25% 6/1/27 (b)		949,000	843,715
Nufarm Australia Ltd. 5% 1/27/30 (b)		675,000	600,409
Nutrien Ltd. 4.9% 3/27/28		5,490,000	5,364,880
Olin Corp.:
5% 2/1/30		1,715,000	1,570,373
5.125% 9/15/27		975,000	933,446
5.625% 8/1/29		465,000	445,075
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (b)		255,000	256,868
SPCM SA 3.125% 3/15/27 (b)		285,000	252,898
The Chemours Co. LLC:
5.375% 5/15/27		1,115,000	1,049,617
5.75% 11/15/28 (b)		275,000	247,038
The Dow Chemical Co. 4.55% 11/30/25		85,000	82,923
The Mosaic Co. 4.25% 11/15/23		1,757,000	1,751,205
Tronox, Inc. 4.625% 3/15/29 (b)		465,000	383,177
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)		305,000	284,455
7.375% 3/1/31 (b)		95,000	93,552
			89,704,262
Construction Materials - 0.0%
CRH America Finance, Inc. 3.95% 4/4/28 (b)		4,931,000	4,664,417
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)		340,000	331,539
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)		25,000	23,354
Avery Dennison Corp. 4.875% 12/6/28		3,613,000	3,531,884
Ball Corp.:
2.875% 8/15/30		765,000	623,892
3.125% 9/15/31		955,000	773,184
6% 6/15/29		395,000	389,117
BWAY Holding Co. 7.875% 8/15/26 (b)		485,000	477,601
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)		715,000	609,434
OI European Group BV 4.75% 2/15/30 (b)		280,000	255,220
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)		385,000	388,446
Sealed Air Corp. 6.875% 7/15/33 (b)		505,000	507,879
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (b)		270,000	265,296
Trivium Packaging Finance BV 5.5% 8/15/26 (b)		485,000	457,483
			8,634,329
Metals & Mining - 0.0%
Anglo American Capital PLC 3.875% 3/16/29 (b)		6,227,000	5,653,182
Arsenal AIC Parent LLC 8% 10/1/30 (b)		155,000	158,292
Cleveland-Cliffs, Inc.:
4.875% 3/1/31 (b)		680,000	593,306
6.75% 4/15/30 (b)		510,000	486,195
Commercial Metals Co. 3.875% 2/15/31		565,000	481,595
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)		1,365,000	1,259,349
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		135,000	127,422
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		1,005,000	888,748
Mineral Resources Ltd. 8% 11/1/27 (b)		360,000	358,742
Novelis Corp. 3.875% 8/15/31 (b)		270,000	223,550
PMHC II, Inc. 9% 2/15/30 (b)		425,000	350,543
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)		75,000	67,100
			10,648,024
TOTAL MATERIALS			113,651,032
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Agree LP 4.8% 10/1/32		6,806,000	6,264,959
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33		10,119,000	7,466,724
2% 5/18/32		8,258,000	6,260,904
4.7% 7/1/30		860,000	814,356
4.9% 12/15/30		7,224,000	6,992,309
American Homes 4 Rent LP:
2.375% 7/15/31		1,694,000	1,341,354
3.375% 7/15/51		2,619,000	1,673,061
3.625% 4/15/32		9,743,000	8,347,076
4.3% 4/15/52		6,297,000	4,864,820
American Tower Corp.:
2.1% 6/15/30		3,550,000	2,832,362
2.4% 3/15/25		5,032,000	4,775,599
Boston Properties, Inc.:
3.2% 1/15/25		1,035,000	992,497
4.5% 12/1/28		4,766,000	4,397,862
Camden Property Trust 3.15% 7/1/29		3,914,000	3,517,680
Corporate Office Properties LP:
2% 1/15/29		7,631,000	6,009,014
2.25% 3/15/26		3,486,000	3,148,409
2.75% 4/15/31		5,927,000	4,568,137
2.9% 12/1/33		8,223,000	5,939,476
Crown Castle International Corp. 3.3% 7/1/30		8,718,000	7,564,325
Federal Realty OP LP 3.95% 1/15/24		2,414,000	2,395,152
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		1,868,000	1,591,232
3.5% 8/1/26		1,945,000	1,815,710
Hudson Pacific Properties LP:
3.95% 11/1/27		2,573,000	2,022,501
4.65% 4/1/29		12,862,000	9,800,659
5.95% 2/15/28		17,949,000	15,177,959
Invitation Homes Operating Partnership LP:
2% 8/15/31		2,893,000	2,213,693
4.15% 4/15/32		13,560,000	12,068,379
Iron Mountain, Inc. 4.875% 9/15/29 (b)		3,515,000	3,176,397
Kimco Realty Op LLC 2.25% 12/1/31		15,265,000	11,818,739
Kite Realty Group Trust:
4% 3/15/25		11,758,000	11,295,932
4.75% 9/15/30		20,325,000	18,605,017
LXP Industrial Trust (REIT):
2.7% 9/15/30		1,445,000	1,145,039
4.4% 6/15/24		1,498,000	1,468,292
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		12,722,000	8,261,323
5% 10/15/27		665,000	525,335
5.25% 8/1/26		2,855,000	2,425,491
NNN (REIT), Inc. 5.6% 10/15/33		12,000,000	11,759,101
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		14,205,000	10,602,159
3.375% 2/1/31		13,114,000	10,592,301
3.625% 10/1/29		8,376,000	7,097,279
4.5% 1/15/25		2,396,000	2,336,350
4.5% 4/1/27		5,129,000	4,851,368
4.75% 1/15/28		14,408,000	13,530,316
4.95% 4/1/24		1,263,000	1,256,135
5.25% 1/15/26		6,569,000	6,458,762
Piedmont Operating Partnership LP 2.75% 4/1/32		3,748,000	2,531,471
Realty Income Corp.:
2.2% 6/15/28		1,380,000	1,197,666
2.85% 12/15/32		1,998,000	1,619,329
3.25% 1/15/31		1,828,000	1,580,723
3.4% 1/15/28		2,874,000	2,665,541
Retail Opportunity Investments Partnership LP:
4% 12/15/24		641,000	622,236
5% 12/15/23		494,000	489,347
SBA Communications Corp.:
3.125% 2/1/29		1,195,000	1,023,146
3.875% 2/15/27		515,000	476,154
Service Properties Trust:
3.95% 1/15/28		40,000	31,840
5.5% 12/15/27		230,000	203,571
Simon Property Group LP:
2.45% 9/13/29		7,705,000	6,521,410
3.375% 12/1/27		6,125,000	5,666,744
SITE Centers Corp.:
3.625% 2/1/25		2,000,000	1,902,852
4.25% 2/1/26		3,528,000	3,303,144
Spirit Realty LP 2.1% 3/15/28		4,695,000	4,003,493
Store Capital Corp.:
2.7% 12/1/31		8,095,000	5,727,221
2.75% 11/18/30		4,066,000	2,982,866
4.625% 3/15/29		2,374,000	2,043,306
Sun Communities Operating LP:
2.3% 11/1/28		4,282,000	3,599,932
2.7% 7/15/31		9,688,000	7,692,117
4.2% 4/15/32		9,341,000	8,214,233
5.7% 1/15/33		7,726,000	7,527,469
UDR, Inc. 2.1% 8/1/32		4,480,000	3,360,401
Ventas Realty LP:
2.5% 9/1/31		25,590,000	20,177,680
2.65% 1/15/25		1,375,000	1,309,890
3% 1/15/30		16,847,000	14,353,508
3.5% 4/15/24		820,000	806,554
4% 3/1/28		2,553,000	2,371,631
4.125% 1/15/26		999,000	960,739
4.4% 1/15/29		6,227,000	5,846,441
4.75% 11/15/30		16,500,000	15,473,823
VICI Properties LP:
4.375% 5/15/25		2,145,000	2,085,390
4.75% 2/15/28		14,680,000	13,959,758
4.95% 2/15/30		21,594,000	20,311,316
5.125% 5/15/32		18,487,000	17,134,107
VICI Properties LP / VICI Note Co.:
4.25% 12/1/26 (b)		1,640,000	1,545,001
4.5% 9/1/26 (b)		1,508,000	1,427,352
4.625% 6/15/25 (b)		150,000	145,175
Vornado Realty LP:
2.15% 6/1/26		4,402,000	3,805,018
3.4% 6/1/31		14,755,000	10,888,527
Welltower OP LLC 3.625% 3/15/24		880,000	868,646
WP Carey, Inc.:
2.4% 2/1/31		3,511,000	2,806,227
3.85% 7/15/29		1,991,000	1,792,481
4% 2/1/25		7,719,000	7,514,872
4.6% 4/1/24		7,111,000	7,055,139
			489,687,032
Real Estate Management & Development - 0.1%
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S)	EUR	1,314,000	854,902
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	4,220,000	3,585,079
2.625% 10/20/28 (Reg. S)	GBP	650,000	628,862
Brandywine Operating Partnership LP:
3.95% 11/15/27		4,382,000	3,607,020
4.1% 10/1/24		5,769,000	5,508,099
4.55% 10/1/29		3,023,000	2,362,180
7.55% 3/15/28		19,371,000	18,163,381
CBRE Group, Inc.:
2.5% 4/1/31		10,225,000	8,212,217
4.875% 3/1/26		7,844,000	7,673,405
Greystar Real Estate Partners 7.75% 9/1/30 (b)		115,000	116,156
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	1,390,000	1,085,217
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	1,400,000	789,103
Howard Hughes Corp. 4.375% 2/1/31 (b)		1,325,000	1,055,959
Kennedy-Wilson, Inc. 4.75% 2/1/30		540,000	416,000
Samhallsbyggnadsbolaget I Norden AB:
1.75% 1/14/25 (Reg. S)	EUR	652,000	526,132
2.25% 8/12/27 (Reg. S)	EUR	650,000	419,274
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	700,000	650,836
Tanger Properties LP:
2.75% 9/1/31		14,949,000	11,120,687
3.125% 9/1/26		2,628,000	2,384,838
3.875% 7/15/27		11,191,000	9,990,316
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (b)		525,000	508,862
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	1,300,000	1,224,692
			80,883,217
TOTAL REAL ESTATE			570,570,249
UTILITIES - 0.8%
Electric Utilities - 0.4%
Alabama Power Co. 3.05% 3/15/32		18,116,000	15,545,273
American Transmission Systems, Inc. 2.65% 1/15/32 (b)		5,846,000	4,787,494
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (d)	EUR	1,360,000	1,278,888
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)		925,000	760,513
4.75% 3/15/28 (b)		140,000	129,450
Cleco Corporate Holdings LLC:
3.375% 9/15/29		11,796,000	9,992,651
3.743% 5/1/26		19,755,000	18,552,026
Cleveland Electric Illuminating Co.:
3.5% 4/1/28 (b)		5,498,000	5,053,020
5.95% 12/15/36		2,055,000	2,030,929
DPL, Inc. 4.35% 4/15/29		7,785,000	6,704,872
Duke Energy Corp.:
2.45% 6/1/30		790,000	657,144
2.55% 6/15/31		4,359,000	3,560,312
3.85% 6/15/34	EUR	1,450,000	1,440,067
4.3% 3/15/28		2,316,000	2,229,800
4.5% 8/15/32		12,535,000	11,664,395
5% 8/15/52		17,535,000	15,368,184
Duke Energy Industries, Inc. 4.9% 7/15/43		1,678,000	1,513,924
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)		3,055,000	2,434,734
2.775% 1/7/32 (b)		11,501,000	8,874,070
3.616% 8/1/27 (b)		2,736,000	2,479,960
Edison International 3.55% 11/15/24		2,647,000	2,570,860
Electricite de France SA 5.5% 1/25/35 (Reg. S)	GBP	1,500,000	1,738,121
Enel SpA 3.375% (Reg. S) (d)(i)	EUR	671,000	674,848
Exelon Corp.:
2.75% 3/15/27		269,000	246,892
3.35% 3/15/32		20,066,000	17,240,689
4.05% 4/15/30		4,724,000	4,364,947
4.1% 3/15/52		3,609,000	2,792,388
FirstEnergy Corp.:
1.6% 1/15/26		199,000	180,701
2.05% 3/1/25		2,486,000	2,321,565
2.25% 9/1/30		6,686,000	5,366,252
2.65% 3/1/30		2,970,000	2,488,848
Georgia Power Co. 4.65% 5/16/28		5,500,000	5,363,461
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	450,000	573,090
IPALCO Enterprises, Inc.:
3.7% 9/1/24		691,000	672,379
4.25% 5/1/30		8,967,000	8,070,002
Metropolitan Edison Co. 5.2% 4/1/28 (b)		6,490,000	6,409,065
NextEra Energy Partners LP 4.25% 9/15/24 (b)		56,000	53,620
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (d)	EUR	1,960,000	1,849,250
NRG Energy, Inc.:
3.625% 2/15/31 (b)		1,785,000	1,393,067
5.25% 6/15/29 (b)		484,000	435,649
5.75% 1/15/28		581,000	549,670
6.625% 1/15/27		57,000	56,292
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		339,020	337,325
Pacific Gas & Electric Co. 3.25% 2/16/24		4,138,000	4,085,601
PG&E Corp.:
5% 7/1/28		4,480,000	4,121,186
5.25% 7/1/30		1,155,000	1,026,127
Southern Co.:
1.875% 9/15/81 (d)	EUR	2,800,000	2,392,874
3.7% 4/30/30		9,229,000	8,351,995
4.4% 7/1/46		8,095,000	6,666,414
5.113% 8/1/27 (e)		13,244,000	13,163,373
Tampa Electric Co. 6.55% 5/15/36		280,000	286,642
Virginia Electric & Power Co.:
2.3% 11/15/31		2,300,000	1,850,764
2.4% 3/30/32		1,724,000	1,389,230
3.75% 5/15/27		2,000,000	1,908,617
Vistra Operations Co. LLC:
5% 7/31/27 (b)		3,190,000	3,000,223
5.5% 9/1/26 (b)		3,498,000	3,374,053
5.625% 2/15/27 (b)		665,000	640,202
Western Power Distribution PLC 3.625% 11/6/23 (Reg. S)	GBP	460,000	579,961
Xcel Energy, Inc.:
3.5% 12/1/49		4,570,000	3,179,189
4.8% 9/15/41		311,000	266,681
			237,089,819
Gas Utilities - 0.0%
Boston Gas Co. 4.487% 2/15/42 (b)		1,118,000	899,848
Nakilat, Inc. 6.067% 12/31/33 (b)		1,046,443	1,078,286
ONE Gas, Inc. 2% 5/15/30		3,243,000	2,657,445
Southern Co. Gas Capital Corp. 3.15% 9/30/51		3,046,000	1,968,396
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)		185,000	162,796
			6,766,771
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		6,227,000	5,552,590
Emera U.S. Finance LP:
2.639% 6/15/31		7,893,000	6,290,685
3.55% 6/15/26		9,123,000	8,631,170
4.75% 6/15/46		5,449,000	4,264,885
TerraForm Power Operating LLC:
4.75% 1/15/30 (b)		75,000	64,276
5% 1/31/28 (b)		656,000	595,747
The AES Corp.:
1.375% 1/15/26		6,788,000	6,105,357
2.45% 1/15/31		61,791,000	49,063,947
3.3% 7/15/25 (b)		20,507,000	19,499,482
3.95% 7/15/30 (b)		21,858,000	19,428,535
TransAlta Corp. 6.5% 3/15/40		405,000	387,123
			119,883,797
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co.:
2.85% 5/15/51		4,048,000	2,506,705
3.25% 4/15/28		2,069,000	1,903,167
3.7% 7/15/30		161,000	146,678
4.05% 4/15/25		1,897,000	1,856,035
Consolidated Edison Co. of New York, Inc. 5.2% 3/1/33		8,097,000	8,085,408
Dominion Energy, Inc. 3.071% 8/15/24 (d)		5,508,000	5,347,941
Engie SA 4.25% 9/6/34 (Reg. S)	EUR	600,000	655,945
NiSource, Inc.:
0.95% 8/15/25		2,487,000	2,279,710
1.7% 2/15/31		3,114,000	2,405,151
2.95% 9/1/29		15,395,000	13,546,795
3.49% 5/15/27		16,136,000	15,135,452
3.6% 5/1/30		21,588,000	19,347,614
4.375% 5/15/47		3,114,000	2,554,214
4.8% 2/15/44		4,982,000	4,351,753
5% 6/15/52		2,180,000	1,927,527
5.25% 3/30/28		4,400,000	4,381,558
5.25% 2/15/43		132,000	122,671
5.4% 6/30/33		5,000,000	4,952,232
5.95% 6/15/41		2,375,000	2,389,308
Puget Energy, Inc.:
2.379% 6/15/28		6,588,000	5,684,974
3.65% 5/15/25		2,677,000	2,569,544
4.1% 6/15/30		7,982,000	7,139,174
4.224% 3/15/32		27,701,000	24,408,793
Sempra 6% 10/15/39		2,744,000	2,743,619
WEC Energy Group, Inc.:
CME Term SOFR 3 Month Index + 2.110% 7.7387% 5/15/67 (d)(h)		3,075,000	2,690,290
2.2% 12/15/28		3,114,000	2,691,872
			141,824,130
Water Utilities - 0.0%
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	380,000	431,102
6.125% 2/26/24	GBP	245,000	310,366
Thames Water Utility Finance PLC 1.875% 1/24/24 (Reg. S)	GBP	480,000	591,970
			1,333,438
TOTAL UTILITIES			506,897,955
TOTAL NONCONVERTIBLE BONDS (Cost $9,211,796,213)			8,618,711,851

U.S. Treasury Obligations - 13.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	13,264,000	8,912,268
1.875% 2/15/41	12,454,500	8,643,228
2% 11/15/41	19,304,500	13,507,871
2.25% 2/15/52	85,500,000	57,679,102
2.375% 5/15/51	634,826,000	441,228,866
2.875% 5/15/52	409,400,000	317,812,741
3.625% 2/15/53	320,444,700	288,700,647
3.625% 5/15/53	361,111,000	325,676,983
4.125% 8/15/53	41,680,000	41,119,925
U.S. Treasury Notes:
0.5% 5/31/27	520,000,000	450,450,000
1% 7/31/28	8,000,000	6,846,250
1.25% 4/30/28	250,000,000	218,027,345
1.25% 5/31/28	74,500,000	64,852,832
1.25% 6/30/28	75,000,000	65,162,109
1.875% 2/28/29	150,000,000	132,638,672
2.375% 3/31/29	14,854,100	13,471,392
2.625% 7/31/29 (j)	43,213,500	39,577,489
2.75% 8/15/32	700,895,100	629,135,490
2.875% 5/15/32	963,805,000	875,895,440
3.125% 11/15/28	90,323,600	85,521,631
3.125% 8/31/29	37,590,000	35,380,119
3.25% 6/30/29	26,556,300	25,184,916
3.375% 5/15/33	255,116,000	240,327,244
3.5% 1/31/28	32,815,100	31,731,945
3.5% 4/30/28	10,600,000	10,245,087
3.5% 1/31/30	477,918,900	458,447,437
3.5% 4/30/30	143,600,000	137,676,500
3.5% 2/15/33	425,960,300	405,660,629
3.625% 3/31/28	45,000,000	43,744,922
3.625% 3/31/30	122,852,000	118,667,354
3.75% 4/15/26	95,002,500	92,950,298
3.75% 5/31/30	278,624,800	271,104,106
3.75% 6/30/30	123,000,000	119,675,156
3.875% 11/30/27	275,800,000	270,736,483
3.875% 12/31/27	248,781,800	244,175,655
3.875% 12/31/29	237,407,700	232,631,724
3.875% 8/15/33	12,167,300	11,950,570
4% 12/15/25	55,241,000	54,347,649
4% 2/15/26	42,696,200	42,022,401
4% 6/30/28	92,912,700	91,802,103
4% 10/31/29	44,410,300	43,815,271
4% 2/28/30	461,900,000	456,017,990
4% 7/31/30	20,329,200	20,087,791
4.125% 7/31/28	373,500,000	371,311,522
4.125% 8/31/30	16,818,600	16,747,647
4.125% 11/15/32	491,585,100	491,354,669
4.25% 10/15/25	54,715,200	54,101,791
4.375% 10/31/24 (k)	69,400,000	68,681,602
4.5% 7/15/26	106,682,300	106,490,605
4.625% 6/30/25	48,613,500	48,343,847
4.625% 3/15/26	13,946,500	13,936,149
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,431,334,820)		8,714,211,463

U.S. Government Agency - Mortgage Securities - 18.6%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.9%
12 month U.S. LIBOR + 1.440% 3.945% 4/1/37 (d)(h)	6,531	6,546
12 month U.S. LIBOR + 1.460% 3.846% 1/1/35 (d)(h)	6,421	6,452
12 month U.S. LIBOR + 1.480% 5.73% 7/1/34 (d)(h)	707	711
12 month U.S. LIBOR + 1.530% 3.94% 3/1/36 (d)(h)	1,516	1,522
12 month U.S. LIBOR + 1.550% 5.803% 6/1/36 (d)(h)	6,374	6,441
12 month U.S. LIBOR + 1.560% 4.065% 3/1/37 (d)(h)	5,754	5,785
12 month U.S. LIBOR + 1.620% 4.537% 5/1/35 (d)(h)	10,332	10,408
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (d)(h)	2,828	2,872
12 month U.S. LIBOR + 1.630% 4.911% 11/1/36 (d)(h)	2,886	2,907
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (d)(h)	8,005	8,167
12 month U.S. LIBOR + 1.640% 5.18% 5/1/36 (d)(h)	2,198	2,221
12 month U.S. LIBOR + 1.680% 4.653% 7/1/43 (d)(h)	85,378	86,312
12 month U.S. LIBOR + 1.700% 5.189% 6/1/42 (d)(h)	11,222	11,361
12 month U.S. LIBOR + 1.710% 5.856% 8/1/35 (d)(h)	3,205	3,234
12 month U.S. LIBOR + 1.730% 4.021% 3/1/40 (d)(h)	11,855	12,017
12 month U.S. LIBOR + 1.750% 4.454% 7/1/35 (d)(h)	3,225	3,247
12 month U.S. LIBOR + 1.750% 4.579% 8/1/41 (d)(h)	17,432	17,632
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (d)(h)	26,152	26,495
12 month U.S. LIBOR + 1.800% 4.505% 12/1/40 (d)(h)	348,999	354,612
12 month U.S. LIBOR + 1.800% 6.05% 7/1/41 (d)(h)	4,334	4,394
12 month U.S. LIBOR + 1.810% 4.06% 12/1/39 (d)(h)	3,313	3,356
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (d)(h)	3,624	3,707
12 month U.S. LIBOR + 1.810% 4.304% 2/1/42 (d)(h)	15,482	15,665
12 month U.S. LIBOR + 1.810% 6.05% 7/1/41 (d)(h)	7,016	7,121
12 month U.S. LIBOR + 1.820% 4.295% 2/1/35 (d)(h)	14,182	14,287
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (d)(h)	2,951	2,918
12 month U.S. LIBOR + 1.950% 5.771% 7/1/37 (d)(h)	16,307	16,581
6 month U.S. LIBOR + 1.530% 4.372% 3/1/35 (d)(h)	2,641	2,645
6 month U.S. LIBOR + 1.530% 4.461% 12/1/34 (d)(h)	1,517	1,516
REFINITIV USD IBOR CONSUMER CA + 1.500% 4.724% 1/1/35 (d)(h)	10,577	10,592
REFINITIV USD IBOR CONSUMER CA + 1.550% 6.154% 10/1/33 (d)(h)	978	990
REFINITIV USD IBOR CONSUMER CA + 1.560% 7.103% 7/1/35 (d)(h)	967	978
REFINITIV USD IBOR CONSUMER CA + 1.620% 4.293% 3/1/33 (d)(h)	5,232	5,257
REFINITIV USD IBOR CONSUMER CA + 1.740% 4.865% 12/1/34 (d)(h)	315	318
REFINITIV USD IBOR CONSUMER CA + 1.740% 5.467% 5/1/36 (d)(h)	8,818	8,923
REFINITIV USD IBOR CONSUMER CA + 1.960% 4.424% 9/1/35 (d)(h)	1,445	1,461
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (d)(h)	3,457	3,485
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (d)(h)	9,720	9,903
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.404% 10/1/33 (d)(h)	5,913	6,022
U.S. TREASURY 1 YEAR INDEX + 2.460% 5.33% 7/1/34 (d)(h)	9,922	10,068
1% 12/1/36	88,007,106	72,279,233
1.5% 11/1/35 to 8/1/51 (l)	237,057,301	191,421,582
2% 2/1/28 to 3/1/52	1,061,351,526	889,493,865
2.5% 1/1/28 to 2/1/52	1,246,672,979	1,070,597,888
3% 12/1/28 to 8/1/52 (j)(m)	756,809,144	666,748,134
3.25% 12/1/41	5,644	5,141
3.4% 7/1/42 to 9/1/42	107,606	97,951
3.5% 9/1/33 to 5/1/52 (j)(m)	532,426,146	482,694,331
3.65% 5/1/42 to 8/1/42	33,766	31,156
3.9% 4/1/42	9,240	8,646
4% 3/1/36 to 6/1/52	413,821,469	387,282,189
4.25% 11/1/41	18,105	17,333
4.5% to 4.5% 6/1/24 to 12/1/52 (j)	357,285,991	342,367,924
5% 10/1/29 to 12/1/52	228,708,902	223,232,273
5.279% 8/1/41 (d)	223,472	221,829
5.5% 12/1/23 to 8/1/53	218,172,236	216,418,448
6% to 6% 9/1/29 to 6/1/53	99,659,780	100,526,337
6.5% 12/1/23 to 5/1/38	339,409	348,199
6.688% 2/1/39 (d)	113,584	115,087
7% to 7% 11/1/23 to 7/1/37	86,116	88,804
7.5% to 7.5% 6/1/24 to 9/1/32	53,482	54,989
8% 3/1/37	2,877	3,107
9% 10/1/30	3,162	3,360
TOTAL FANNIE MAE		4,644,756,935
Freddie Mac - 3.7%
12 month U.S. LIBOR + 1.320% 3.575% 1/1/36 (d)(h)	3,816	3,787
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (d)(h)	20,244	20,212
12 month U.S. LIBOR + 1.500% 3.824% 3/1/36 (d)(h)	15,758	15,758
12 month U.S. LIBOR + 1.750% 4% 12/1/40 (d)(h)	124,262	125,610
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (d)(h)	59,604	60,462
12 month U.S. LIBOR + 1.750% 6% 7/1/41 (d)(h)	26,426	26,634
12 month U.S. LIBOR + 1.860% 5.239% 4/1/36 (d)(h)	8,031	8,097
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (d)(h)	5,429	5,533
12 month U.S. LIBOR + 1.880% 5.255% 4/1/41 (d)(h)	1,424	1,434
12 month U.S. LIBOR + 1.900% 4.936% 10/1/42 (d)(h)	19,635	19,677
12 month U.S. LIBOR + 1.910% 5.212% 5/1/41 (d)(h)	10,030	10,123
12 month U.S. LIBOR + 1.910% 5.568% 5/1/41 (d)(h)	11,670	11,784
12 month U.S. LIBOR + 1.910% 5.698% 6/1/41 (d)(h)	10,834	10,953
12 month U.S. LIBOR + 1.910% 6.16% 6/1/41 (d)(h)	3,559	3,604
12 month U.S. LIBOR + 1.960% 5.711% 6/1/33 (d)(h)	3,148	3,168
12 month U.S. LIBOR + 2.020% 4.936% 4/1/38 (d)(h)	6,652	6,703
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (d)(h)	143	144
12 month U.S. LIBOR + 2.040% 6.256% 7/1/36 (d)(h)	9,965	10,086
12 month U.S. LIBOR + 2.200% 4.45% 12/1/36 (d)(h)	18,048	18,351
REFINITIV USD IBOR CONSUMER CA + 1.120% 4.029% 8/1/37 (d)(h)	7,656	7,556
REFINITIV USD IBOR CONSUMER CA + 1.880% 4.488% 10/1/36 (d)(h)	19,668	19,766
REFINITIV USD IBOR CONSUMER CA + 1.990% 5.001% 10/1/35 (d)(h)	9,527	9,560
REFINITIV USD IBOR CONSUMER CA + 2.020% 7.385% 6/1/37 (d)(h)	15,130	15,392
REFINITIV USD IBOR CONSUMER CA + 2.680% 7.524% 10/1/35 (d)(h)	5,973	6,142
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.857% 6/1/33 (d)(h)	13,379	13,386
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.196% 6/1/33 (d)(h)	26,336	26,437
U.S. TREASURY 1 YEAR INDEX + 2.430% 5.024% 3/1/35 (d)(h)	48,954	49,600
1.5% 8/1/35 to 6/1/51	452,571,356	347,620,366
2% 6/1/35 to 4/1/52 (l)	701,467,250	577,985,277
2.5% 1/1/28 to 3/1/52 (l)	510,824,040	437,649,476
3% 12/1/30 to 4/1/52	229,999,046	201,312,939
3.5% 3/1/32 to 10/1/52 (m)	253,132,626	229,797,402
4% 5/1/33 to 10/1/52 (j)	83,383,283	78,716,919
4% 4/1/48	8,619	8,095
4.5% 6/1/25 to 10/1/52 (l)	76,760,020	73,217,097
5% 7/1/33 to 8/1/53	162,767,607	158,915,011
5.5% 3/1/34 to 8/1/53 (l)	284,037,336	282,561,807
6% 3/1/24 to 7/1/53	63,541,397	64,396,342
6.5% 1/1/24 to 1/1/53 (j)	31,075,691	31,604,248
7% 3/1/26 to 9/1/36	99,245	102,563
7.5% 1/1/27 to 7/1/34	30,677	32,002
8% 7/1/24 to 4/1/32	2,038	2,127
8.5% 1/1/25 to 1/1/28	1,079	1,104
TOTAL FREDDIE MAC		2,484,432,734
Ginnie Mae - 4.3%
3.5% 9/20/40 to 12/20/49	68,279,873	62,844,356
4% 7/20/33 to 5/20/49	66,869,686	63,493,590
4.5% 6/20/33 to 9/20/46	6,950,155	6,777,704
5.5% 8/15/33 to 9/15/39	191,450	193,828
6% to 6% 10/15/30 to 5/15/40	266,363	273,234
7% to 7% 3/15/24 to 11/15/32	295,879	303,310
7.5% to 7.5% 11/15/23 to 9/15/31	18,232	18,545
8% 4/15/24 to 11/15/29	3,598	3,656
8.5% to 8.5% 11/15/27 to 1/15/31	2,475	2,580
2% 9/20/50 to 4/20/51	293,352,988	242,883,574
2% 9/1/53 (n)	123,650,000	102,011,299
2% 9/1/53 (n)	16,250,000	13,406,257
2% 9/1/53 (n)	21,550,000	17,778,759
2% 9/1/53 (n)	163,700,000	135,052,565
2% 9/1/53 (n)	3,700,000	3,052,501
2% 9/1/53 (n)	28,250,000	23,306,261
2% 9/1/53 (n)	5,100,000	4,207,502
2% 9/1/53 (n)	38,850,000	32,051,266
2% 9/1/53 (n)	8,200,000	6,765,003
2% 9/1/53 (n)	62,200,000	51,315,025
2% 9/1/53 (n)	7,450,000	6,146,253
2% 9/1/53 (n)	56,500,000	46,612,523
2% 10/1/53 (n)	2,150,000	1,775,598
2% 10/1/53 (n)	15,000,000	12,387,896
2% 10/1/53 (n)	26,800,000	22,133,040
2% 10/1/53 (n)	187,650,000	154,972,573
2.5% 11/20/47 to 12/20/51	99,153,071	84,504,659
2.5% 9/1/53 (n)	89,600,000	76,265,155
2.5% 9/1/53 (n)	13,550,000	11,533,402
2.5% 9/1/53 (n)	89,600,000	76,265,155
2.5% 9/1/53 (n)	13,600,000	11,575,961
2.5% 9/1/53 (n)	14,050,000	11,958,989
2.5% 9/1/53 (n)	92,750,000	78,946,351
2.5% 9/1/53 (n)	10,950,000	9,320,351
2.5% 9/1/53 (n)	72,200,000	61,454,734
2.5% 9/1/53 (n)	7,450,000	6,341,243
2.5% 9/1/53 (n)	49,350,000	42,005,417
2.5% 10/1/53 (n)	6,500,000	5,529,570
2.5% 10/1/53 (n)	43,050,000	36,622,770
3% 5/15/42 to 2/20/50	8,437,142	7,465,927
3% 9/1/53 (n)	12,050,000	10,595,489
3% 9/1/53 (n)	98,900,000	86,962,147
3% 9/1/53 (n)	4,450,000	3,912,857
3% 9/1/53 (n)	575,000	505,594
3% 9/1/53 (n)	36,500,000	32,094,220
3% 9/1/53 (n)	4,800,000	4,220,610
3% 9/1/53 (n)	144,300,000	126,882,081
3% 9/1/53 (n)	17,550,000	15,431,604
3% 9/1/53 (n)	11,700,000	10,287,736
3% 9/1/53 (n)	96,250,000	84,632,019
3% 10/1/53 (n)	17,050,000	15,001,949
3% 10/1/53 (n)	139,950,000	123,139,164
3.5% 9/1/53 (n)	200,000	181,591
3.5% 9/1/53 (n)	3,650,000	3,314,034
3.5% 9/1/53 (n)	1,050,000	953,352
3.5% 9/1/53 (n)	17,225,000	15,639,516
3.5% 9/1/53 (n)	2,800,000	2,542,273
3.5% 9/1/53 (n)	45,950,000	41,720,509
3.5% 9/1/53 (n)	2,100,000	1,906,704
3.5% 9/1/53 (n)	34,450,000	31,279,033
3.5% 9/1/53 (n)	2,175,000	1,974,801
3.5% 9/1/53 (n)	36,250,000	32,913,351
3.5% 9/1/53 (n)	8,100,000	7,354,431
3.5% 9/1/53 (n)	36,025,000	32,709,061
3.5% 9/1/53 (n)	2,175,000	1,974,801
3.5% 9/1/53 (n)	3,600,000	3,268,636
3.5% 9/1/53 (n)	59,650,000	54,159,486
3.5% 10/1/53 (n)	31,100,000	28,254,836
3.5% 10/1/53 (n)	2,950,000	2,680,121
4% 9/1/53 (n)	4,500,000	4,193,500
4% 9/1/53 (n)	81,450,000	75,902,351
4% 9/1/53 (n)	3,450,000	3,215,017
4% 9/1/53 (n)	63,100,000	58,802,190
4.5% 9/1/53 (n)	3,000,000	2,858,948
4.5% 9/1/53 (n)	79,950,000	76,190,967
4.5% 9/1/53 (n)	1,100,000	1,048,281
4.5% 9/1/53 (n)	29,750,000	28,351,235
5% 4/15/33 to 6/20/48	8,895,642	8,837,503
5% 9/1/53 (n)	1,200,000	1,167,717
5% 9/1/53 (n)	10,850,000	10,558,110
5% 9/1/53 (n)	117,450,000	114,290,325
5% 9/1/53 (n)	13,100,000	12,747,580
5.5% 9/1/53 (n)	5,300,000	5,247,828
5.5% 9/1/53 (n)	68,400,000	67,726,684
5.5% 9/1/53 (n)	5,200,000	5,148,812
5.5% 9/1/53 (n)	67,000,000	66,340,465
6.5% 3/20/31 to 6/15/37	42,182	43,361
TOTAL GINNIE MAE		2,848,721,262
Uniform Mortgage Backed Securities - 3.7%
1.5% 9/1/53 (n)	175,000	131,927
1.5% 9/1/53 (n)	125,000	94,234
2% 9/1/38 (n)	3,125,000	2,740,704
2% 9/1/53 (n)	3,375,000	2,686,718
2% 9/1/53 (n)	21,975,000	17,493,517
2% 9/1/53 (n)	2,400,000	1,910,555
2% 9/1/53 (n)	15,750,000	12,538,016
2% 9/1/53 (n)	37,700,000	30,011,632
2% 9/1/53 (n)	1,300,000	1,034,884
2% 9/1/53 (n)	19,200,000	15,284,438
2% 9/1/53 (n)	135,200,000	107,627,920
2% 9/1/53 (n)	18,450,000	14,687,390
2% 9/1/53 (n)	34,500,000	27,464,225
2% 9/1/53 (n)	6,500,000	5,174,419
2% 9/1/53 (n)	20,250,000	16,120,306
2% 9/1/53 (n)	123,700,000	98,473,179
2% 9/1/53 (n)	86,150,000	68,580,957
2% 9/1/53 (n)	13,650,000	10,866,280
2% 9/1/53 (n)	33,800,000	26,906,980
2% 9/1/53 (n)	213,650,000	170,079,180
2% 9/1/53 (n)	3,250,000	2,587,210
2% 9/1/53 (n)	20,700,000	16,478,535
2% 9/1/53 (n)	3,600,000	2,865,832
2% 9/1/53 (n)	60,700,000	48,321,115
2% 9/1/53 (n)	18,575,000	14,786,898
2% 9/1/53 (n)	121,725,000	96,900,951
2% 9/1/53 (n)	13,100,000	10,428,445
2% 9/1/53 (n)	85,850,000	68,342,137
2% 9/1/53 (n)	8,325,000	6,627,237
2% 9/1/53 (n)	54,675,000	43,524,827
2% 9/1/53 (n)	6,350,000	5,055,010
2% 9/1/53 (n)	41,600,000	33,116,283
2% 10/1/53 (n)	30,950,000	24,673,256
2% 10/1/53 (n)	215,300,000	171,636,579
2% 10/1/53 (n)	86,100,000	68,638,688
2% 10/1/53 (n)	12,400,000	9,885,247
2% 10/1/53 (n)	12,400,000	9,885,247
2% 10/1/53 (n)	86,100,000	68,638,688
2% 10/1/53 (n)	18,550,000	14,788,010
2% 10/1/53 (n)	129,100,000	102,918,171
2.5% 9/1/38 (n)	14,650,000	13,192,439
2.5% 9/1/53 (n)	2,400,000	1,989,094
2.5% 9/1/53 (n)	132,300,000	109,648,798
2.5% 9/1/53 (n)	20,550,000	17,031,616
2.5% 9/1/53 (n)	14,350,000	11,893,124
2.5% 9/1/53 (n)	92,200,000	76,414,355
2.5% 9/1/53 (n)	9,450,000	7,832,057
2.5% 9/1/53 (n)	56,500,000	46,826,584
2.5% 9/1/53 (n)	7,350,000	6,091,600
2.5% 9/1/53 (n)	8,050,000	6,671,752
2.5% 9/1/53 (n)	63,750,000	52,835,305
3% 9/1/53 (n)	3,100,000	2,670,723
3% 9/1/53 (n)	8,200,000	7,064,492
3% 9/1/53 (n)	2,450,000	2,110,732
3% 9/1/53 (n)	3,550,000	3,058,408
3% 9/1/53 (n)	28,500,000	24,553,417
3% 9/1/53 (n)	7,150,000	6,159,892
3% 9/1/53 (n)	56,900,000	49,020,681
3% 9/1/53 (n)	1,150,000	990,752
3% 9/1/53 (n)	9,200,000	7,926,015
3.5% 9/1/53 (n)	16,600,000	14,833,008
4% 9/1/53 (n)	21,975,000	20,285,672
4.5% 9/1/53 (n)	1,975,000	1,872,855
4.5% 9/1/53 (n)	10,175,000	9,648,761
5% 9/1/38 (n)	47,400,000	46,818,611
5% 9/1/38 (n)	5,500,000	5,432,539
5% 9/1/38 (n)	5,700,000	5,630,086
5% 9/1/38 (n)	47,600,000	47,016,157
5% 9/1/53 (n)	35,300,000	34,228,589
5% 9/1/53 (n)	65,600,000	63,608,935
5% 9/1/53 (n)	275,000	266,653
5.5% 9/1/53 (n)	27,200,000	26,868,500
5.5% 9/1/53 (n)	38,475,000	38,006,086
5.5% 9/1/53 (n)	57,000,000	56,305,313
5.5% 9/1/53 (n)	19,100,000	18,867,219
5.5% 9/1/53 (n)	22,900,000	22,620,906
5.5% 9/1/53 (n)	16,400,000	16,200,125
5.5% 9/1/53 (n)	22,450,000	22,176,391
5.5% 9/1/53 (n)	76,050,000	75,123,141
5.5% 9/1/53 (n)	2,250,000	2,222,578
5.5% 9/1/53 (n)	33,700,000	33,289,281
5.5% 9/1/53 (n)	37,575,000	37,117,055
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,502,426,124
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $13,186,793,254)		12,480,337,055

Asset-Backed Securities - 2.6%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	6,249,837	3,874,899
Series 2019-1 Class A, 3.844% 5/15/39 (b)	2,469,808	1,728,866
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	6,869,364	5,762,572
Class B, 4.458% 10/16/39 (b)	1,488,945	567,809
Series 2021-1A Class A, 2.95% 11/16/41 (b)	9,573,496	8,434,442
Series 2021-2A Class A, 2.798% 1/15/47 (b)	19,255,350	16,636,051
Aimco:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6672% 7/22/32 (b)(d)(h)	3,942,574	3,922,368
Series 2021-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6696% 1/15/32 (b)(d)(h)	11,580,122	11,543,737
AIMCO CLO Ltd.:
Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.6996% 10/17/34 (b)(d)(h)	7,980,000	7,926,694
Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.478% 1/17/32 (b)(d)(h)	4,031,543	4,005,084
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8261% 7/20/35 (b)(d)(h)	12,690,000	12,551,692
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7278% 7/20/34 (b)(d)(h)	8,250,000	8,156,503
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	32,320,000	32,133,142
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	2,487,954	2,087,418
Class B, 4.335% 1/16/40 (b)	435,156	224,113
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.8896% 10/15/32 (b)(d)(h)	8,066,000	8,054,062
Ares LII CLO Ltd. Series 2021-52A Class A1R, CME Term SOFR 3 Month Index + 1.310% 6.6572% 4/22/31 (b)(d)(h)	2,862,530	2,847,891
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.6996% 7/15/34 (b)(d)(h)	10,540,000	10,469,340
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.638% 1/15/35 (b)(d)(h)	18,170,000	17,932,445
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6396% 4/15/34 (b)(d)(h)	24,780,000	24,532,027
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8196% 4/17/33 (b)(d)(h)	26,092,000	26,025,048
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 10/15/36 (b)(d)(h)	7,970,000	7,901,299
Bank of America Credit Card Master Trust:
Series 2022-A2, Class A2, 5% 4/15/28	3,900,000	3,883,639
Series 2023-A1 Class A1, 4.79% 5/15/28	28,969,000	28,723,618
Barings CLO Ltd. Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8078% 1/20/32 (b)(d)(h)	9,470,000	9,446,240
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, CME Term SOFR 1 Month Index + 1.230% 6.5544% 2/25/35 (d)(h)	133,630	130,676
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.608% 1/17/35 (b)(d)(h)	15,590,000	15,429,189
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6996% 1/15/35 (b)(d)(h)	11,380,000	11,266,257
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	7,029,156	6,471,041
Class AA, 2.487% 12/16/41 (b)(d)	335,507	323,349
Series 2021-1A Class A, 2.443% 7/15/46 (b)	23,038,049	19,806,732
Bmw Vechile Owner Trust 2023-A Series 2023-A Class A3, 5.47% 2/25/28	1,852,000	1,857,952
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5596% 4/15/29 (b)(d)(h)	9,598,160	9,564,346
Capital One Multi-Asset Execution Trust:
Series 2022-A3 Class A, 4.95% 10/15/27	2,264,000	2,247,621
Series 2023-A1 Class A, 4.42% 5/15/28	27,600,000	27,104,392
Carmax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	3,900,000	3,889,377
Castlelake Aircraft Securitization Trust:
Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	10,714,294	9,527,793
Class B, 5.095% 4/15/39 (b)	3,098,041	1,982,808
Series 2021-1R Class A, 2.741% 8/15/41 (b)	17,339,804	15,693,090
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	2,202,604	2,002,476
Series 2021-1A:
Class A, 3.474% 1/15/46 (b)	5,359,320	4,944,133
Class B, 6.656% 1/15/46 (b)	2,756,103	2,266,955
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6878% 10/20/32 (b)(d)(h)	9,231,000	9,193,005
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6696% 7/15/33 (b)(d)(h)	3,354,274	3,332,357
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6461% 4/20/35 (b)(d)(h)	14,430,000	14,241,559
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7428% 10/25/34 (b)(d)(h)	6,880,000	6,779,903
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.2758% 7/20/36 (b)(d)(h)	21,114,000	21,110,896
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.589% 7/27/30 (b)(d)(h)	3,865,730	3,848,465
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7578% 10/20/34 (b)(d)(h)	11,410,000	11,233,830
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	11,252,585	10,771,571
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	3,763,000	3,670,096
Citi Mortgage Loan Trust Series 2007-1 Class 1A, CME Term SOFR 1 Month Index + 1.460% 6.7794% 10/25/37 (b)(d)(h)	13,004	12,973
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	9,000,000	8,605,234
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	14,462,000	14,399,190
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7878% 4/20/34 (b)(d)(h)	9,400,000	9,251,029
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 7.0456% 7/24/34 (b)(d)(h)	16,510,000	16,431,594
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8978% 1/20/34 (b)(d)(h)	12,220,000	12,117,474
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	25,704,945	23,662,250
Series 2019-1A:
Class A23, 4.352% 5/20/49 (b)	8,164,800	7,611,700
Class A2II, 4.021% 5/20/49 (b)	725,760	681,125
Series 2021-1A:
Class A23, 2.791% 11/20/51 (b)	11,790,000	9,336,595
Class A2I, 2.045% 11/20/51 (b)	4,032,180	3,536,335
Class A2II, 2.493% 11/20/51 (b)	10,669,950	9,016,108
Discover Card Execution Note Trust:
Series 2022-A4, Class A, 5.03% 10/15/27	3,900,000	3,882,952
Series 2023-A2 Class A, 4.93% 6/15/28	20,000,000	19,887,290
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	7,500,000	7,506,039
Class A3, 5.64% 2/22/28 (b)	6,112,000	6,136,662
Dominos Pizza Master Issuer LLC:
Series 2016-1A Class A2II, 4.474% 10/25/45 (b)	5,692,913	5,452,302
Series 2017-1A Class A23, 4.118% 7/25/47 (b)	5,008,500	4,637,831
Series 2018-1A Class A2I, 4.116% 7/25/48 (b)	2,566,035	2,447,071
Series 2019-1A Class A2, 3.668% 10/25/49 (b)	28,907,540	25,353,676
Series 2021-1A:
Class A2I, 2.662% 4/25/51 (b)	14,183,525	12,115,964
Class A2II, 3.151% 4/25/51 (b)	6,694,898	5,492,782
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6261% 4/20/35 (b)(d)(h)	9,710,000	9,572,390
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7378% 10/20/34 (b)(d)(h)	7,990,000	7,929,292
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7915% 1/18/32 (b)(d)(h)	7,360,000	7,341,828
Dryden Senior Loan Fund:
Series 2018-70A Class A1, CME Term SOFR 3 Month Index + 1.430% 6.7396% 1/16/32 (b)(d)(h)	2,909,000	2,903,365
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.7496% 4/17/33 (b)(d)(h)	7,000,000	6,972,469
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 10/15/35 (b)(d)(h)	10,090,000	9,996,829
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7714% 2/20/35 (b)(d)(h)	6,930,000	6,850,451
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6696% 4/15/31 (b)(d)(h)	7,430,806	7,386,028
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 1/15/35 (b)(d)(h)	11,970,000	11,872,085
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8196% 1/15/34 (b)(d)(h)	2,000,000	1,985,652
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.6917% 7/19/34 (b)(d)(h)	7,180,000	7,134,651
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7134% 11/16/34 (b)(d)(h)	11,500,000	11,407,253
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.9414% 11/20/33 (b)(d)(h)	12,800,000	12,784,653
Ford Credit Auto Owner Trust:
Series 2020-2 Class A, 1.06% 4/15/33 (b)	5,000,000	4,551,798
Series 2021-1 Class A, 1.37% 10/17/33 (b)	5,000,000	4,496,184
Ford Credit Auto Owner Trust 2023-Rev Series 2023-2 Class A, 5.28% 2/15/36 (b)	8,300,000	8,328,634
Ford Credit Floorplan Master Owner Trust:
Series 2019-2 Class A, 3.06% 4/15/26	8,253,000	8,110,502
Series 2019-4 Class A, 2.44% 9/15/26	1,300,000	1,255,693
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	44,930,000	44,391,878
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	7,940,000	7,915,764
GM Financial Consumer Automobile Re Series 2023 2 Class A3, 4.47% 2/16/28	18,533,000	18,219,501
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	12,689,000	12,756,821
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/27	54,500,000	52,893,574
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	6,253,000	6,249,900
Gm Financial Revolving Receiva:
Series 2021-1 Class A, 1.17% 6/12/34 (b)	5,000,000	4,415,206
Series 2023-1 Class A, 5.12% 4/11/35 (b)	6,600,000	6,582,957
GMF Floorplan Owner Revolving Trust Series 2023-1:
Class A1, 5.34% 6/15/28 (b)	18,500,000	18,476,279
Class B, 5.73% 6/15/28 (b)	5,700,000	5,683,537
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	12,903,000	12,814,292
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	11,100,000	11,126,596
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	13,103,415	11,220,402
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	8,655,750	7,375,824
Hyundai Auto Lease Securitizat Series 2023-B Class A2A, 5.47% 9/15/25 (b)	18,719,000	18,667,744
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/28	2,138,000	2,148,805
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7372% 10/22/34 (b)(d)(h)	9,130,000	9,071,787
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.638% 4/15/35 (b)(d)(h)	19,170,000	18,843,573
Lucali CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.470% 6.7796% 1/15/33 (b)(d)(h)	4,500,000	4,493,876
Madison Park Funding Series 2020-19A Class A1R2, CME Term SOFR 3 Month Index + 1.180% 6.5272% 1/22/28 (b)(d)(h)	2,162,214	2,153,502
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7217% 4/19/34 (b)(d)(h)	9,810,000	9,747,589
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7072% 1/22/35 (b)(d)(h)	16,291,000	16,073,385
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6896% 7/15/34 (b)(d)(h)	7,360,000	7,300,465
Madison Park Funding XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.230% 6.589% 7/27/31 (b)(d)(h)	2,410,623	2,403,604
Madison Park Funding XXVI Ltd. Series 2017-26A Class AR, CME Term SOFR 3 Month Index + 1.460% 6.8307% 7/29/30 (b)(d)(h)	1,813,371	1,810,883
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.6072% 1/22/31 (b)(d)(h)	4,173,273	4,158,454
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 6.9585% 4/22/36 (b)(d)(h)	10,440,000	10,463,908
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7278% 10/20/34 (b)(d)(h)	3,092,000	3,068,696
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7428% 1/25/35 (b)(d)(h)	9,420,000	9,376,555
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5596% 1/15/34 (b)(d)(h)	8,400,000	8,337,126
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/46 (b)	24,658,593	21,268,036
Marlette Funding Trust Series 2022-1A Class A, 1.36% 4/15/32 (b)	456,517	455,645
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	17,570,000	17,561,848
Mercedes-Benz Auto Receivables Series 2023-1 Class A4, 4.31% 4/16/29	4,500,000	4,392,348
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	121,189	115,781
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6578% 10/20/30 (b)(d)(h)	12,762,452	12,746,844
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	310,264	307,409
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, CME Term SOFR 1 Month Index + 5.360% 10.6794% 8/25/34 (d)(g)(h)	52,633	62,469
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5696% 7/17/32 (b)(d)(h)	3,241,511	3,217,303
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.060% 6.4414% 5/20/29 (b)(d)(h)	1,568,490	1,561,865
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.358% 4/15/30 (b)(d)(h)	4,287,060	4,253,436
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6744% 1/25/36 (d)(h)	54,986	53,672
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.7178% 10/20/34 (b)(d)(h)	14,148,000	14,037,193
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	6,148,388	5,902,919
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	38,671,410	32,730,283
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	9,598,500	8,613,982
Class A2II, 4.008% 12/5/51 (b)	9,598,500	7,914,846
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	5,579,630	4,730,075
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(d)	1,642,289	1,524,764
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7078% 4/20/34 (b)(d)(h)	12,190,000	12,103,658
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.648% 1/15/37 (b)(d)(h)	15,740,000	15,533,538
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	2,555,000	2,536,324
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	17,844,812	15,099,209
Class B, 4.335% 3/15/40 (b)	836,295	597,985
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	9,702,000	9,256,115
1.631% 5/15/51 (b)	5,173,000	4,499,710
1.884% 7/15/50 (b)	4,645,000	4,193,673
2.328% 7/15/52 (b)	3,269,000	2,810,483
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)	10,880,833	9,073,997
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0761% 7/20/30 (b)(d)(h)	3,136,527	3,136,840
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6656% 4/23/35 (b)(d)(h)	15,900,000	15,700,073
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.5296% 4/16/31 (b)(d)(h)	6,237,520	6,197,669
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6296% 7/15/32 (b)(d)(h)	4,245,997	4,220,929
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.5896% 1/15/34 (b)(d)(h)	3,464,968	3,439,362
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6678% 4/20/33 (b)(d)(h)	14,285,000	14,198,476
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.5981% 11/18/30 (b)(d)(h)	2,450,390	2,441,243
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.4996% 7/15/30 (b)(d)(h)	3,521,020	3,503,468
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2894% 9/25/34 (d)(h)	45,367	43,242
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	14,696,000	14,658,081
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)	1,056,438	955,154
Series 2018-A Class A, 4.147% 9/15/38 (b)(d)	7,265,531	6,175,847
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	24,388,206	20,243,674
Toyota Auto Receivables Owner Trust:
Series 2022-C Class A3, 3.76% 4/15/27	37,350,000	36,407,249
Series 2023-A Class A4, 4.42% 8/15/28	4,000,000	3,918,123
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	17,128,000	17,050,599
Class A3, 4.93% 4/20/26 (b)	14,238,000	14,090,585
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.0904% 4/6/42 (b)(d)(h)	1,380,000	1,045,927
Upstart Securitization Trust:
Series 2021-3 Class A, 0.83% 7/20/31 (b)	1,277,958	1,271,663
Series 2021-4 Class A, 0.84% 9/20/31 (b)	4,674,477	4,616,640
Series 2021-5 Class A, 1.31% 11/20/31 (b)	4,982,090	4,896,931
3.12% 3/20/32 (b)	9,082,405	8,941,564
Valley Stream Park Clo Ltd. / Vy Series 2022-1A Class A, CME Term SOFR 3 Month Index + 2.400% 7.7261% 10/20/34 (b)(d)(h)	19,850,000	19,868,202
Vcat 2021-Npl5 LLC Series 2021-NPL5 Class A1, 1.8677% 8/25/51 (b)(d)	9,839,534	9,364,403
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	242,124	234,245
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	1,369,530	1,304,456
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(d)	1,935,257	1,779,607
Verizon Master Trust:
Series 2021-1:
Class A, 0.5% 5/20/27	21,504,000	20,692,499
Class B, 0.69% 5/20/27	3,172,000	3,050,811
Series 2023 2 Class A, 4.89% 4/13/28	13,700,000	13,567,379
Series 2023-4 Class A1A, 5.16% 6/20/29	6,500,000	6,495,174
Volkswagen Auto Loan Enhanced Series 2023-1 Class A3, 5.02% 6/20/28	5,600,000	5,575,213
Voya CLO Ltd. Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.210% 6.5196% 4/17/30 (b)(d)(h)	2,493,243	2,482,008
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7417% 7/19/34 (b)(d)(h)	7,780,000	7,725,213
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7378% 10/20/34 (b)(d)(h)	13,570,000	13,468,374
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.7196% 7/16/34 (b)(d)(h)	7,590,000	7,518,654
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	8,208,000	8,168,387
Class A3, 4.66% 5/15/28	15,076,000	14,863,519
Series 2023-C Class A3, 5.15% 11/15/28	7,684,000	7,671,467
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	15,338,000	15,285,089
TOTAL ASSET-BACKED SECURITIES (Cost $1,772,207,832)		1,728,180,733

Collateralized Mortgage Obligations - 1.5%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.5%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-B Class A, 2.239% 6/25/66 (b)(d)	825,622	783,165
Series 2021-C Class A, 2.115% 1/25/61 (b)	3,213,881	3,004,680
Series 2021-E Class A1, 1.74% 12/25/60 (b)	13,882,429	11,558,833
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	2,052,778	1,712,094
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	14,467,400	12,930,637
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(d)	2,703,791	2,585,673
BRAVO Residential Funding Trust sequential payer:
Series 2020-RPL2 Class A1, 2% 5/25/59 (b)	915,926	815,082
Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	17,327,119	15,245,845
BVEBO sequential payer Series 2022-3 Class A, 3.242% 5/29/52 (b)	6,850,691	6,661,824
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(d)	6,665,353	6,153,360
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	3,416,759	3,327,951
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	3,736,628	3,613,570
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	8,704,082	8,281,748
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	4,816,899	4,597,542
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	4,172,028	4,102,310
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	42,948,149	42,077,074
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(d)	7,615	7,485
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	851,889	832,352
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.2795% 5/27/37 (b)(d)(h)	26,103	24,912
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(d)(g)(h)	556,406	56
Class AA1, CME Term SOFR 1 Month Index + 0.390% 4.2795% 5/27/37 (b)(d)(h)	497,805	455,768
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	3,325,177	3,119,828
CSMC Trust sequential payer:
Series 2020-RPL3 Class A1, 2.691% 3/25/60 (b)(d)	1,576,895	1,556,065
Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	263,307	225,129
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(d)	20,585,851	19,386,267
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	1,085,947	945,784
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(d)	2,336,514	2,182,572
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	50,837,058	45,976,262
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	405,078	371,618
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	3,857,462	3,501,153
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	9,844,003	8,964,785
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	16,985,872	15,085,946
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	54,807	49,036
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(d)	3,699,673	3,631,028
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	5,287,507	4,984,562
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(d)	1,972,657	1,825,103
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	13,670,946	12,942,505
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	3,982,469	3,505,887
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(d)	5,617,062	4,909,935
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	1,581,417	1,497,766
Prpm 2023-Rcf1 LLC Series 2023-RCF1 Class A1, 4% 6/25/53 (b)	7,261,267	6,831,832
RMF Buyout Issuance Trust:
sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	8,264,402	7,889,611
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	5,109,812	4,819,996
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	2,987,716	2,747,110
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.546% 7/20/34 (d)(h)	1,778	1,572
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0694% 9/25/43 (d)(h)	56,061	52,489
Towd Point Mortgage Trust:
sequential payer:
Series 2021-1 Class A1, 2.25% 11/25/61 (b)(d)	32,089,792	28,683,788
Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	49,247,569	44,897,147
Series 2020-1 Class A1, 2.71% 1/25/60 (b)	896,354	827,099
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.0727% 9/25/33 (d)	6,208	5,919
TOTAL PRIVATE SPONSOR		360,189,755
U.S. Government Agency - 1.0%
Fannie Mae:
floater:
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2021% 2/25/32 (d)(h)	1,942	1,935
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.3445% 3/18/32 (d)(h)	3,622	3,629
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4021% 4/25/32 (d)(h)	4,076	4,083
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4021% 10/25/32 (d)(h)	4,899	4,908
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1521% 1/25/32 (d)(h)	1,815	1,806
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6979% 12/25/33 (d)(o)(p)	77,120	10,384
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2779% 11/25/36 (d)(o)(p)	51,206	4,202
Series 2012-154 Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7021% 1/25/43 (d)(h)	492,091	475,443
Series 2017-36 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7521% 5/25/47 (d)(h)	971,767	932,039
Series 2018-32 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7021% 5/25/48 (d)(h)	552,665	528,230
Series 2018-38 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7021% 6/25/48 (d)(h)	1,299,901	1,240,089
Series 2019-23 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.8521% 5/25/49 (d)(h)	8,557,853	8,289,432
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	413	412
Series 1996-28 Class PK, 6.5% 7/25/25	524	523
Series 1999-17 Class PG, 6% 4/25/29	25,204	25,218
Series 1999-32 Class PL, 6% 7/25/29	30,222	30,303
Series 1999-33 Class PK, 6% 7/25/29	22,527	22,581
Series 2001-52 Class YZ, 6.5% 10/25/31	3,627	3,688
Series 2005-102 Class CO 11/25/35 (q)	11,710	9,866
Series 2005-39 Class TE, 5% 5/25/35	12,780	12,734
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.5046% 8/25/35 (d)(h)(p)	2,944	2,928
Series 2005-81 Class PC, 5.5% 9/25/35	35,925	36,248
Series 2006-12 Class BO 10/25/35 (q)	52,947	45,228
Series 2006-15 Class OP 3/25/36 (q)	70,750	58,938
Series 2006-37 Class OW 5/25/36 (q)	7,029	5,434
Series 2006-45 Class OP 6/25/36 (q)	21,643	16,978
Series 2006-62 Class KP 4/25/36 (q)	33,596	27,147
Series 2012-149:
Class DA, 1.75% 1/25/43	97,988	88,006
Class GA, 1.75% 6/25/42	107,210	96,050
Series 2021-69 Class JK, 1.5% 10/25/51	5,389,257	4,321,679
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	3,470	3,493
Series 1999-25 Class Z, 6% 6/25/29	18,683	18,539
Series 2001-20 Class Z, 6% 5/25/31	28,591	28,728
Series 2001-31 Class ZC, 6.5% 7/25/31	13,000	13,026
Series 2002-16 Class ZD, 6.5% 4/25/32	10,252	10,442
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1479% 11/25/32 (d)(o)(p)	17,588	423
Series 2012-67 Class AI, 4.5% 7/25/27 (o)	20,241	489
Series 2020-101 Class BA, 1.5% 9/25/45	9,558,125	7,979,697
Series 2020-43 Class MA, 2% 1/25/45	9,732,219	8,522,939
Series 2020-49 Class JA, 2% 8/25/44	5,482,224	4,868,032
Series 2020-80 Class BA, 1.5% 3/25/45	13,405,494	11,248,493
Series 2021-68 Class A, 2% 7/25/49	10,838,676	8,692,634
Series 2021-85 Class L, 2.5% 8/25/48	5,924,510	5,110,736
Series 2021-95:
Class 0, 2.5% 9/25/48	11,989,574	10,295,954
Class BA, 2.5% 6/25/49	17,950,505	15,435,184
Series 2021-96 Class HA, 2.5% 2/25/50	9,772,656	8,483,387
Series 2022-1 Class KA, 3% 5/25/48	6,424,730	5,711,607
Series 2022-11 Class B, 3% 6/25/49	6,631,013	5,949,955
Series 2022-13:
Class HA, 3% 8/25/46	9,214,719	8,409,237
Class JA, 3% 5/25/48	4,992,984	4,456,717
Series 2022-3:
Class D, 2% 2/25/48	18,333,859	15,719,676
Class N, 2% 10/25/47	77,677,891	64,948,225
Series 2022-30 Class E, 4.5% 7/25/48	18,293,883	17,580,837
Series 2022-4 Class B, 2.5% 5/25/49	7,137,587	6,127,308
Series 2022-49 Class TC, 4% 12/25/48	5,923,476	5,658,376
Series 2022-7:
Class A, 3% 5/25/48	9,149,568	8,134,984
Class E, 2.5% 11/25/47	17,820,075	15,607,104
Series 2022-9 Class BA, 3% 5/25/48	7,545,299	6,727,268
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2379% 12/25/36 (d)(o)(p)	36,584	3,234
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0379% 5/25/37 (d)(o)(p)	20,877	2,143
Series 1993-165 Class SH, 19.800% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 4.5198% 9/25/23 (d)(h)(p)	5	5
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6979% 3/25/33 (d)(o)(p)	6,052	646
Series 2005-72 Class ZC, 5.5% 8/25/35	282,948	281,748
Series 2005-79 Class ZC, 5.9% 9/25/35	175,353	175,494
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 8.2076% 6/25/37 (d)(h)(p)	21,958	25,863
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.1876% 7/25/37 (d)(h)(p)	23,040	27,204
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.1876% 7/25/37 (d)(h)(p)	6,150	6,584
Series 2008-12 Class SG, 6.230% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9479% 3/25/38 (d)(o)(p)	128,209	10,950
Series 2010-135:
Class LS, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6479% 12/25/40 (d)(o)(p)	129,706	7,091
Class ZA, 4.5% 12/25/40	60,787	59,909
Series 2010-139 Class NI, 4.5% 2/25/40 (o)	19,867	274
Series 2010-150 Class ZC, 4.75% 1/25/41	629,051	614,816
Series 2010-95 Class ZC, 5% 9/25/40	1,375,536	1,360,324
Series 2011-39 Class ZA, 6% 11/25/32	82,538	83,660
Series 2011-4 Class PZ, 5% 2/25/41	199,005	189,395
Series 2011-67 Class AI, 4% 7/25/26 (o)	6,709	147
Series 2012-100 Class WI, 3% 9/25/27 (o)	238,208	9,159
Series 2012-14 Class JS, 6.530% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2479% 12/25/30 (d)(o)(p)	9,974	16
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1479% 6/25/41 (d)(o)(p)	23,392	148
Series 2013-133 Class IB, 3% 4/25/32 (o)	77,660	1,829
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6479% 1/25/44 (d)(o)(p)	79,623	7,473
Series 2013-16 Class GP, 3% 3/25/33	464,626	444,566
Series 2013-44 Class DJ, 1.85% 5/25/33	6,700,090	5,980,811
Series 2013-51 Class GI, 3% 10/25/32 (o)	76,953	4,311
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.3179% 6/25/35 (d)(o)(p)	108,081	7,399
Series 2015-42 Class IL, 6% 6/25/45 (o)	535,656	90,302
Series 2015-70 Class JC, 3% 10/25/45	611,488	570,001
Series 2017-30 Class AI, 5.5% 5/25/47 (o)	276,397	47,046
Series 2020-45 Class JL, 3% 7/25/40	441,946	397,905
Series 2021-59 Class H, 2% 6/25/48	6,145,715	5,009,903
Series 2021-66:
Class DA, 2% 1/25/48	6,639,002	5,429,719
Class DM, 2% 1/25/48	7,055,356	5,770,236
Series 2022-28 Class A, 2.5% 2/25/52	17,198,337	15,542,228
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (o)	17,651	2,817
Series 343 Class 16, 5.5% 5/25/34 (o)	16,562	2,660
Series 348 Class 14, 6.5% 8/25/34 (d)(o)	14,058	2,718
Series 351:
Class 12, 5.5% 4/25/34 (d)(o)	8,783	1,460
Class 13, 6% 3/25/34 (o)	13,059	2,374
Series 359 Class 19, 6% 7/25/35 (d)(o)	7,645	1,440
Series 384 Class 6, 5% 7/25/37 (o)	75,062	12,726
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.103% 1/15/32 (d)(h)	1,470	1,463
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.203% 3/15/32 (d)(h)	2,198	2,194
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.303% 3/15/32 (d)(h)	1,894	1,896
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.203% 6/15/31 (d)(h)	3,485	3,480
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.203% 3/15/32 (d)(h)	1,202	1,200
Series 4709 Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.653% 8/15/47 (d)(h)	509,734	489,072
floater target amortization class Series 3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.553% 5/15/37 (d)(h)	89,166	86,401
planned amortization class:
Series 2021-5141 Class JM, 1.5% 4/25/51	5,243,003	4,197,051
Series 2021-5148:
Class AD, 1.5% 10/25/51	5,313,424	4,270,366
Class PC, 1.5% 10/25/51	5,312,099	4,223,117
Series 2095 Class PE, 6% 11/15/28	30,536	30,890
Series 2101 Class PD, 6% 11/15/28	2,069	2,075
Series 2104 Class PG, 6% 12/15/28	2,354	2,364
Series 2121 Class MG, 6% 2/15/29	12,917	12,970
Series 2131 Class BG, 6% 3/15/29	69,796	70,105
Series 2137 Class PG, 6% 3/15/29	10,887	10,934
Series 2154 Class PT, 6% 5/15/29	24,257	24,361
Series 2162 Class PH, 6% 6/15/29	4,288	4,296
Series 2520 Class BE, 6% 11/15/32	41,328	42,049
Series 2693 Class MD, 5.5% 10/15/33	162,237	161,429
Series 2802 Class OB, 6% 5/15/34	35,918	36,139
Series 3002 Class NE, 5% 7/15/35	88,772	88,496
Series 3110 Class OP 9/15/35 (q)	18,062	16,689
Series 3119 Class PO 2/15/36 (q)	81,433	64,384
Series 3121 Class KO 3/15/36 (q)	12,690	10,348
Series 3123 Class LO 3/15/36 (q)	46,514	37,149
Series 3145 Class GO 4/15/36 (q)	47,855	38,432
Series 3189 Class PD, 6% 7/15/36	79,193	80,846
Series 3225 Class EO 10/15/36 (q)	24,603	19,232
Series 3258 Class PM, 5.5% 12/15/36	28,624	28,952
Series 3415 Class PC, 5% 12/15/37	37,253	36,491
Series 3806 Class UP, 4.5% 2/15/41	178,591	173,826
Series 3832 Class PE, 5% 3/15/41	353,202	351,802
Series 4135 Class AB, 1.75% 6/15/42	80,166	71,761
sequential payer:
Series 2009-3550 Class DB, 4% 7/15/24	200,943	199,250
Series 2009-3578 Class KB, 4% 9/15/24	126,333	125,027
Series 2010-3711 Class B, 4% 8/15/25	407,870	401,016
Series 2010-3720 Class EB, 4% 9/15/25	625,767	613,513
Series 2012-4140 Class JW, 4% 3/15/25	327,559	323,281
Series 2020-4993 Class LA, 2% 8/25/44	9,326,144	8,239,460
Series 2020-5018:
Class LC, 3% 10/25/40	2,962,000	2,667,160
Class LY, 3% 10/25/40	2,244,292	2,021,300
Series 2020-5066 Class A, 1.5% 11/25/44	3,969,077	3,261,870
Series 2021-5175 Class CB, 2.5% 4/25/50	34,922,848	29,906,513
Series 2021-5180 Class KA, 2.5% 10/25/47	7,052,197	6,182,547
Series 2022-5189:
Class DA, 2.5% 5/25/49	4,824,041	4,124,677
Class TP, 2.5% 5/25/49	4,723,118	4,082,723
Series 2022-5190:
Class BA, 2.5% 11/25/47	4,679,048	4,041,553
Class CA, 2.5% 5/25/49	3,949,974	3,374,674
Series 2022-5191 Class CA, 2.5% 4/25/50	8,302,382	7,122,206
Series 2022-5197:
Class A, 2.5% 6/25/49	3,949,981	3,413,424
Class DA, 2.5% 11/25/47	3,553,707	3,070,312
Series 2022-5198 Class BA, 2.5% 11/25/47	17,575,627	15,374,577
Series 2022-5201 Class EB, 3% 2/25/48	9,418,267	8,513,361
Series 2022-5202:
Class AG, 3% 1/25/49	3,984,099	3,548,429
Class LB, 2.5% 10/25/47	3,794,184	3,270,093
Class UA, 3% 4/25/50	6,876,436	6,097,232
Series 2114 Class ZM, 6% 1/15/29	1,015	1,019
Series 2135 Class JE, 6% 3/15/29	6,759	6,856
Series 2274 Class ZM, 6.5% 1/15/31	9,350	9,366
Series 2281 Class ZB, 6% 3/15/30	14,539	14,604
Series 2303 Class ZV, 6% 4/15/31	7,387	7,428
Series 2357 Class ZB, 6.5% 9/15/31	61,491	62,290
Series 2502 Class ZC, 6% 9/15/32	18,320	18,642
Series 2519 Class ZD, 5.5% 11/15/32	20,899	21,034
Series 2998 Class LY, 5.5% 7/15/25	5,066	5,042
Series 3871 Class KB, 5.5% 6/15/41	452,646	461,824
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.297% 2/15/36 (d)(o)(p)	27,713	2,191
Series 1658 Class GZ, 7% 1/15/24	316	316
Series 2013-4281 Class AI, 4% 12/15/28 (o)	39,732	510
Series 2017-4683 Class LM, 3% 5/15/47	749,035	698,042
Series 2020-5000 Class BA, 2% 4/25/45	15,951,991	13,938,299
Series 2020-5041 Class LB, 3% 11/25/40	5,035,045	4,532,680
Series 2021-5083 Class VA, 1% 8/15/38	22,807,079	21,064,655
Series 2021-5176 Class AG, 2% 1/25/47	26,521,124	22,602,087
Series 2021-5182 Class A, 2.5% 10/25/48	45,682,134	39,193,553
Series 2022-5207 Class PA, 3% 6/25/51	11,959,341	10,390,744
Series 2022-5210 Class AB, 3% 1/25/42	9,147,692	8,278,896
Series 2022-5214 Class CB, 3.25% 4/25/52	22,601,870	20,562,906
Series 2022-5236 Class P, 5% 4/25/48	7,265,669	7,140,160
Series 2022-5266 Class CD, 4.5% 10/25/44	14,040,997	13,614,465
Series 2380 Class SY, 8.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.897% 11/15/31 (d)(o)(p)	7,929	245
Series 2587 Class IM, 6.5% 3/15/33 (o)	2,470	418
Series 2933 Class ZM, 5.75% 2/15/35	393,114	399,702
Series 2935 Class ZK, 5.5% 2/15/35	316,521	320,508
Series 2947 Class XZ, 6% 3/15/35	163,939	166,950
Series 2996 Class ZD, 5.5% 6/15/35	266,717	269,326
Series 3237 Class C, 5.5% 11/15/36	359,777	358,289
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.357% 11/15/36 (d)(o)(p)	112,086	9,384
Series 3287 Class SD, 6.630% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.447% 3/15/37 (d)(o)(p)	167,070	15,196
Series 3297 Class BI, 6.640% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.457% 4/15/37 (d)(o)(p)	235,089	25,159
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.277% 6/15/37 (d)(o)(p)	72,879	7,282
Series 3949 Class MK, 4.5% 10/15/34	158,834	155,826
Series 4055 Class BI, 3.5% 5/15/31 (o)	70,153	1,337
Series 4149 Class IO, 3% 1/15/33 (o)	42,663	3,272
Series 4314 Class AI, 5% 3/15/34 (o)	17,276	436
Series 4427 Class LI, 3.5% 2/15/34 (o)	270,464	15,144
Series 4471 Class PA 4% 12/15/40	263,663	254,908
target amortization class Series 2156 Class TC, 6.25% 5/15/29	6,818	6,821
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.203% 2/15/24 (d)(h)	111	111
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	2,757	2,758
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	7,862	7,877
Series 2056 Class Z, 6% 5/15/28	18,083	18,255
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.603% 5/15/48 (d)(h)	882,513	840,103
planned amortization class Series 20XX-5165 Class PC, 1.5% 11/25/51	6,764,277	5,456,693
sequential payer Series 2021-5159 Class GC, 2% 11/25/47	5,663,132	4,842,191
Series 4386 Class AZ, 4.5% 11/15/40	815,652	783,502
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	5,862,768	5,458,610
Series 2018-4 Class MA, 3.5% 3/25/58	2,318,471	2,152,817
Series 2019-1 Class MA, 3.5% 7/25/58	3,903,585	3,616,956
Series 2018-3 Class M55D, 4% 8/25/57	333,299	302,948
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2629% 6/16/37 (d)(o)(p)	48,265	4,439
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.98% 3/20/60 (d)(h)(r)	400,897	399,257
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.76% 7/20/60 (d)(h)(r)	85,323	84,684
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.5553% 9/20/60 (d)(h)(r)	89,676	88,972
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.5553% 8/20/60 (d)(h)(r)	69,893	69,306
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.6353% 12/20/60 (d)(h)(r)	199,320	197,980
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.7553% 12/20/60 (d)(h)(r)	160,658	159,892
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.7177% 2/20/61 (d)(h)(r)	151,033	150,251
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.7077% 2/20/61 (d)(h)(r)	234,916	233,710
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.7553% 4/20/61 (d)(h)(r)	163,645	162,810
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.7553% 5/20/61 (d)(h)(r)	257,561	256,451
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.7553% 5/20/61 (d)(h)(r)	187,451	186,577
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.7853% 6/20/61 (d)(h)(r)	205,942	205,040
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.8053% 9/20/61 (d)(h)(r)	590,473	587,900
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 5.8553% 10/20/61 (d)(h)(r)	234,934	234,119
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 5.9553% 11/20/61 (d)(h)(r)	232,261	231,664
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 5.9553% 1/20/62 (d)(h)(r)	120,419	120,117
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 5.8853% 1/20/62 (d)(h)(r)	218,573	217,802
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 5.8853% 3/20/62 (d)(h)(r)	102,593	102,138
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 4.8711% 5/20/61 (d)(h)(r)	4,396	4,331
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 5.8177% 1/20/64 (d)(h)(r)	116,910	116,463
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 5.8177% 12/20/63 (d)(h)(r)	498,204	497,056
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.7177% 6/20/64 (d)(h)(r)	166,774	165,991
Series 2015-H07 Class FA, CME Term SOFR 1 Month Index + 0.410% 4.7364% 3/20/65 (d)(h)(r)	3,413	3,400
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 4.9096% 5/20/63 (d)(h)(r)	3,204	2,986
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 4.9314% 4/20/63 (d)(h)(r)	5,754	5,659
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 4.5891% 12/20/62 (d)(h)(r)	12,214	11,916
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8785% 2/20/49 (d)(h)	2,104,178	2,051,692
planned amortization class:
Series 2010-158 Class MS, 9.770% - CME Term SOFR 1 Month Index 0% 12/20/40 (d)(p)	457,134	359,007
Series 2011-136 Class WI, 4.5% 5/20/40 (o)	14,731	966
Series 2016-69 Class WA, 3% 2/20/46	301,750	273,829
Series 2017-134 Class BA, 2.5% 11/20/46	114,632	101,243
Series 2017-153 Class GA, 3% 9/20/47	987,835	881,264
Series 2017-182 Class KA, 3% 10/20/47	779,611	695,690
Series 2018-13 Class Q, 3% 4/20/47	966,822	878,847
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	136,331	132,798
Series 2010-160 Class DY, 4% 12/20/40	1,007,369	962,748
Series 2010-170 Class B, 4% 12/20/40	222,409	212,531
Series 2017-139 Class BA, 3% 9/20/47	2,997,111	2,675,111
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0729% 5/16/34 (d)(o)(p)	33,602	2,093
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7729% 8/17/34 (d)(o)(p)	25,584	2,521
Series 2010-116 Class QB, 4% 9/16/40	71,650	68,734
Series 2010-14 Class SN, 5.830% - CME Term SOFR 1 Month Index 0.5229% 2/16/40 (d)(o)(p)	164,099	8,013
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.76% 5/20/60 (d)(h)(r)	220,402	218,793
Series 2011-52 Class HI, 7% 4/16/41 (o)	29,241	4,372
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6715% 7/20/41 (d)(o)(p)	86,594	7,285
Series 2012-76 Class GS, 6.580% - CME Term SOFR 1 Month Index 1.2729% 6/16/42 (d)(o)(p)	111,950	9,358
Series 2013-149 Class MA, 2.5% 5/20/40	701,172	666,717
Series 2014-2 Class BA, 3% 1/20/44	1,861,645	1,670,579
Series 2014-21 Class HA, 3% 2/20/44	692,017	623,493
Series 2014-25 Class HC, 3% 2/20/44	1,177,266	1,052,687
Series 2014-5 Class A, 3% 1/20/44	987,142	886,981
Series 2015-H13 Class HA, 2.5% 8/20/64 (r)	10,781	10,030
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.85% 5/20/66 (d)(h)(r)	962,208	959,383
Series 2017-186 Class HK, 3% 11/16/45	1,011,381	908,574
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.7% 8/20/66 (d)(h)(r)	1,380,676	1,374,378
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.3033% 5/20/65 (d)(r)	28,458	27,612
TOTAL U.S. GOVERNMENT AGENCY		649,247,696
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,046,986,064)		1,009,437,451

Commercial Mortgage Securities - 3.7%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.461% 1/15/39 (b)(d)(h)	12,973,862	12,620,917
Class B, CME Term SOFR 1 Month Index + 1.550% 6.861% 1/15/39 (b)(d)(h)	2,064,000	1,996,934
Class C, CME Term SOFR 1 Month Index + 2.150% 7.461% 1/15/39 (b)(d)(h)	1,474,000	1,417,719
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	10,500,000	9,689,858
Class ANM, 3.112% 11/5/32 (b)	6,380,000	5,811,256
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	1,295,000	1,056,856
Class CNM, 3.8425% 11/5/32 (b)(d)(g)	536,000	405,272
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	9,467,000	8,703,851
Series 2018-BN10:
Class A4, 3.428% 2/15/61	7,450,721	6,851,430
Class A5, 3.688% 2/15/61	40,101,000	37,055,866
Series 2018-BN14 Class ASB, 4.185% 9/15/60	6,208,000	5,994,447
Series 2018-BN15 Class ASB, 4.285% 11/15/61	1,379,366	1,328,431
Series 2019-BN21 Class A5, 2.851% 10/17/52	1,112,000	957,528
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	26,590,000	26,528,979
Class A3, 6.26% 4/15/56	31,590,000	32,094,151
Series 2020-BN25 Class XB, 0.532% 1/15/63 (d)(o)	30,600,000	714,580
Series 2021-BN33 Class XA, 1.1682% 5/15/64 (d)(o)	102,742,180	5,553,441
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A4, 3.953% 8/15/61	6,489,939	6,055,436
BANK Trust sequential payer Series 2017-BNK5 Class A5, 3.39% 6/15/60	10,059,000	9,272,115
Barclays Commercial Mortgage Securities LLC sequential payer Series 2019-C5 Class ASB, 2.99% 11/15/52	1,896,629	1,753,644
Bayview Commercial Asset Trust floater:
Series 2005-3A:
Class A2, CME Term SOFR 1 Month Index + 0.710% 5.8294% 11/25/35 (b)(d)(h)	25,780	23,480
Class M1, CME Term SOFR 1 Month Index + 0.770% 5.8694% 11/25/35 (b)(d)(h)	6,896	6,108
Series 2005-4A:
Class A2, CME Term SOFR 1 Month Index + 0.690% 6.0144% 1/25/36 (b)(d)(h)	61,191	55,896
Class M1, CME Term SOFR 1 Month Index + 0.780% 6.1044% 1/25/36 (b)(d)(h)	19,754	17,987
Class M2, CME Term SOFR 1 Month Index + 0.810% 6.1344% 1/25/36 (b)(d)(h)	7,449	6,765
Class M3, CME Term SOFR 1 Month Index + 0.860% 6.1794% 1/25/36 (b)(d)(h)	10,842	9,819
Series 2006-1:
Class A2, CME Term SOFR 1 Month Index + 0.650% 5.9694% 4/25/36 (b)(d)(h)	10,397	9,347
Class M1, CME Term SOFR 1 Month Index + 0.680% 5.9994% 4/25/36 (b)(d)(h)	6,286	5,630
Class M2, CME Term SOFR 1 Month Index + 0.710% 6.0294% 4/25/36 (b)(d)(h)	6,649	6,008
Class M6, CME Term SOFR 1 Month Index + 1.070% 6.3894% 4/25/36 (b)(d)(h)	6,286	5,422
Series 2006-2A:
Class M1, CME Term SOFR 1 Month Index + 0.570% 5.8944% 7/25/36 (b)(d)(h)	9,368	8,671
Class M2, CME Term SOFR 1 Month Index + 0.600% 5.9244% 7/25/36 (b)(d)(h)	6,656	6,087
Class M4, CME Term SOFR 1 Month Index + 0.740% 6.0594% 7/25/36 (b)(d)(h)	6,287	5,762
Series 2006-4A:
Class A2, CME Term SOFR 1 Month Index + 0.510% 5.8344% 12/25/36 (b)(d)(h)	138,307	126,536
Class M1, CME Term SOFR 1 Month Index + 0.540% 5.8644% 12/25/36 (b)(d)(h)	11,115	10,209
Class M3, CME Term SOFR 1 Month Index + 0.620% 5.9394% 12/25/36 (b)(d)(h)	7,535	6,815
Series 2007-1 Class A2, CME Term SOFR 1 Month Index + 0.510% 5.8344% 3/25/37 (b)(d)(h)	34,648	31,114
Series 2007-2A:
Class A1, CME Term SOFR 1 Month Index + 0.380% 5.6994% 7/25/37 (b)(d)(h)	108,207	95,480
Class A2, CME Term SOFR 1 Month Index + 0.430% 5.7494% 7/25/37 (b)(d)(h)	101,281	89,567
Class M1, CME Term SOFR 1 Month Index + 0.480% 5.7994% 7/25/37 (b)(d)(h)	34,501	30,678
Class M2, CME Term SOFR 1 Month Index + 0.520% 5.8394% 7/25/37 (b)(d)(h)	22,478	19,900
Class M3, CME Term SOFR 1 Month Index + 0.600% 5.9194% 7/25/37 (b)(d)(h)	27,932	27,839
Series 2007-3:
Class A2, CME Term SOFR 1 Month Index + 0.540% 5.8644% 7/25/37 (b)(d)(h)	37,394	32,910
Class M1, CME Term SOFR 1 Month Index + 0.570% 5.8944% 7/25/37 (b)(d)(h)	19,836	17,799
Class M2, CME Term SOFR 1 Month Index + 0.620% 5.9394% 7/25/37 (b)(d)(h)	21,165	18,911
Class M3, CME Term SOFR 1 Month Index + 0.660% 5.9844% 7/25/37 (b)(d)(h)	34,167	28,901
Class M4, CME Term SOFR 1 Month Index + 0.860% 6.1794% 7/25/37 (b)(d)(h)	53,718	45,610
Class M5, CME Term SOFR 1 Month Index + 1.010% 6.3294% 7/25/37 (b)(d)(h)	29,506	34,169
BCP Trust floater Series 2021-330N Class A, CME Term SOFR 1 Month Index + 0.910% 6.2245% 6/15/38 (b)(d)(h)	4,207,067	3,763,699
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	8,300,000	8,506,728
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51	3,090,235	2,931,608
Series 2018-B2 Class ASB, 3.7802% 2/15/51	3,342,058	3,179,552
Series 2018-B4 Class A5, 4.121% 7/15/51	1,260,000	1,172,535
Series 2019-B10:
Class A4, 3.717% 3/15/62	2,283,000	2,067,239
Class ASB, 3.615% 3/15/62	9,050,000	8,482,277
Series 2019-B13 Class A4, 2.952% 8/15/57	12,263,000	10,624,163
Series 2018-B7 Class A2, 4.377% 5/15/53	970,702	959,853
Series 2018-B8 Class A5, 4.2317% 1/15/52	15,369,000	14,126,032
Series 2019-B12 Class XA, 1.1616% 8/15/52 (d)(o)	81,949,760	2,986,405
Series 2019-B14 Class XA, 0.8991% 12/15/62 (d)(o)	129,096,680	3,670,425
Series 2020-B17 Class XA, 1.5369% 3/15/53 (d)(o)	28,822,968	1,548,796
Series 2020-B18 Class XA, 1.912% 7/15/53 (d)(o)	19,951,879	1,391,552
Series 2020-B19 Class XA, 1.8809% 9/15/53 (d)(o)	11,141,305	778,486
Series 2021-B27 Class XA, 1.3791% 7/15/54 (d)(o)	35,433,735	2,382,416
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 7.4745% 11/15/28 (b)(d)(h)	7,951,000	7,928,106
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1755% 9/15/26 (b)(d)(h)	21,008,136	20,088,578
Bmo 2023-5C1 Mtg Trust sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	10,100,000	10,395,262
Bmo 2023-C6 Mtg Trust Series 2023-C6 Class XA, 0.9828% 9/15/56 (d)(o)	225,495,000	13,082,521
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2085% 4/15/37 (b)(d)(h)	71,777,000	70,480,133
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7575% 4/15/37 (b)(d)(h)	11,281,000	10,991,067
Bx 2021-Xl2 floater Series 2021-XL2 Class A, CME Term SOFR 1 Month Index + 0.800% 6.113% 10/15/38 (b)(d)(h)	1,204,954	1,175,846
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1136% 10/15/36 (b)(d)(h)	21,819,512	21,312,952
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3233% 10/15/36 (b)(d)(h)	2,754,000	2,669,330
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5231% 10/15/36 (b)(d)(h)	10,186,000	9,841,040
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7228% 10/15/36 (b)(d)(h)	3,579,000	3,428,618
Class E, CME Term SOFR 1 Month Index + 2.060% 7.372% 10/15/36 (b)(d)(h)	11,390,000	10,939,811
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0768% 5/15/38 (b)(d)(h)	15,234,477	14,937,941
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3234% 2/15/39 (b)(d)(h)	5,040,252	4,901,163
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6228% 2/15/39 (b)(d)(h)	6,537,261	6,346,060
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8722% 2/15/39 (b)(d)(h)	5,889,205	5,628,780
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2713% 2/15/39 (b)(d)(h)	5,889,205	5,612,202
floater sequential payer Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3005% 11/15/32 (b)(d)(h)	2,663,553	2,647,562
Bx Commercial Mortgage Trust 2:
floater Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.410% 6.7245% 4/15/34 (b)(d)(h)	4,437,000	4,412,236
Class C, CME Term SOFR 1 Month Index + 1.710% 7.0245% 4/15/34 (b)(d)(h)	2,933,000	2,913,047
Class D, CME Term SOFR 1 Month Index + 2.010% 7.3245% 4/15/34 (b)(d)(h)	3,079,000	3,051,481
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.110% 6.4245% 4/15/34 (b)(d)(h)	14,129,000	14,073,695
BX Trust:
floater:
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.505% 10/15/36 (b)(d)(h)	12,138,850	12,062,073
Class C, CME Term SOFR 1 Month Index + 1.360% 6.675% 10/15/36 (b)(d)(h)	4,788,050	4,751,711
Class D, CME Term SOFR 1 Month Index + 1.560% 6.875% 10/15/36 (b)(d)(h)	10,906,350	10,809,782
Class E, CME Term SOFR 1 Month Index + 1.910% 7.225% 10/15/36 (b)(d)(h)	9,529,350	9,432,924
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2745% 11/15/38 (b)(d)(h)	1,550,063	1,521,388
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0604% 10/15/26 (b)(d)(h)	17,964,093	17,552,674
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4755% 8/15/39 (b)(d)(h)	16,598,000	16,597,980
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.8015% 4/15/37 (b)(d)(h)	17,993,526	17,908,886
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2505% 4/15/37 (b)(d)(h)	9,172,431	9,020,054
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6005% 4/15/37 (b)(d)(h)	2,568,441	2,497,809
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1495% 4/15/37 (b)(d)(h)	1,732,615	1,674,511
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.345% 10/15/36 (b)(d)(h)	93,406,610	93,170,244
Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1245% 1/15/34 (b)(d)(h)	6,482,524	6,380,692
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.0955% 6/15/38 (b)(d)(h)	17,792,132	17,445,865
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, CME Term SOFR 1 Month Index + 1.180% 6.4955% 12/15/37 (b)(d)(h)	20,276,000	20,173,430
Class B, CME Term SOFR 1 Month Index + 1.360% 6.6755% 12/15/37 (b)(d)(h)	7,200,000	7,145,479
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	15,013,459	14,233,047
CD Mortgage Trust sequential payer Series 2017-CD5:
Class A3, 3.171% 8/15/50	17,950,000	16,434,456
Class AAB, 3.22% 8/15/50	676,542	641,494
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	28,296,507	25,580,391
Class A2, 1.99% 7/15/60 (b)	10,120,916	8,525,742
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	15,360,984	13,493,517
CFCRE Commercial Mortgage Trust sequential payer:
Series 2016-C7 Class A2, 3.5853% 12/10/54	8,445,777	7,921,585
Series 2017-C8 Class A3, 3.3048% 6/15/50	17,489,806	16,180,615
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.375% 11/15/36 (b)(d)(h)	4,679,950	4,600,425
Class B, CME Term SOFR 1 Month Index + 1.360% 6.675% 11/15/36 (b)(d)(h)	1,600,000	1,557,271
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1:
Class A3, 3.197% 8/15/50	774,167	707,896
Class A4, 3.458% 8/15/50	2,800,000	2,555,172
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC23 Class A3, 3.356% 7/10/47	994,099	976,263
Series 2016-GC37 Class AAB, 3.098% 4/10/49	178,501	171,366
Series 2017-P7 Class AAB, 3.509% 4/14/50	518,326	492,502
Series 2019-C7 Class A4, 3.102% 12/15/72	10,211,702	8,829,487
Series 2013-GC17 Class A/S, 4.544% 11/10/46	10,042,000	9,960,916
Series 2014-GC25 Class A/S, 4.017% 10/10/47	7,354,000	7,015,402
Series 2015-GC27 Class A5, 3.137% 2/10/48	8,910,000	8,560,013
Series 2015-GC33:
Class AAB, 3.522% 9/10/58	3,161,654	3,057,322
Class XA, 1.0226% 9/10/58 (d)(o)	1,456,770	20,719
Series 2016-P6 Class XA, 0.6977% 12/10/49 (d)(o)	1,177,680	16,955
Series 2019-GC41 Class XA, 1.1682% 8/10/56 (d)(o)	20,335,587	813,303
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	2,137,000	2,094,276
Series 2015 LC19 Class A3, 2.922% 2/10/48	21,986,061	21,253,404
Series 2015-DC1 Class A4, 3.078% 2/10/48	40,800,000	39,678,751
Series 2013-CR13 Class AM, 4.449% 11/10/46	5,008,866	4,952,946
Series 2013-LC13 Class AM, 4.557% 8/10/46 (b)	2,181,766	2,176,311
Series 2014-CR17 Class XA, 1.1036% 5/10/47 (d)(o)	2,897,908	7,413
Series 2014-CR20 Class XA, 1.0744% 11/10/47 (d)(o)	332,354	2,128
Series 2014-LC17 Class XA, 0.8075% 10/10/47 (d)(o)	985,445	4,465
Series 2014-UBS6 Class XA, 0.9784% 12/10/47 (d)(o)	2,575,904	17,108
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.338% 5/15/36 (b)(d)(h)	25,302,052	25,273,066
Class B, CME Term SOFR 1 Month Index + 1.270% 6.588% 5/15/36 (b)(d)(h)	10,808,111	10,776,914
Class C, CME Term SOFR 1 Month Index + 1.470% 6.788% 5/15/36 (b)(d)(h)	17,618,168	17,494,695
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	3,948,912	3,558,402
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	5,615,509	5,452,532
Class B, 4.5349% 4/15/36 (b)	1,471,000	1,418,039
Class C, 4.9414% 4/15/36 (b)(d)	955,000	918,796
Class D, 4.9414% 4/15/36 (b)(d)	1,909,000	1,821,047
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	1,051,254	1,017,011
Series 2015-1 Class A3, 3.3512% 4/15/50	1,313,509	1,288,922
Series 2020-C19 Class ASB, 2.5501% 3/15/53	6,551,300	5,828,638
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	3,627,853	3,444,955
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1265% 11/15/38 (b)(d)(h)	63,936,019	62,572,187
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5457% 11/15/38 (b)(d)(h)	27,274,000	26,658,006
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5045% 7/15/38 (b)(d)(h)	29,870,813	29,582,957
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8045% 7/15/38 (b)(d)(h)	4,027,182	3,971,568
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1245% 7/15/38 (b)(d)(h)	3,015,615	2,970,186
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6745% 7/15/38 (b)(d)(h)	20,979,520	20,637,143
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	2,543,000	2,440,283
Series 2015-K051 Class A2, 3.308% 9/25/25	4,023,000	3,872,102
Series 2016-K054 Class A2, 2.745% 1/25/26	26,020,748	24,642,312
Series 2020-K117 Class A2, 1.406% 8/25/30	20,350,000	16,288,755
Series 2021-K126 Class A2, 2.074% 1/25/31	15,800,000	13,134,826
Series 2021-K127 Class A2, 2.108% 1/25/31	45,755,000	38,086,165
Series 2021-K136 Class A2, 2.127% 11/25/31	18,901,000	15,487,311
Series 2022-150 Class A2, 3.71% 9/25/32	30,800,000	28,321,241
Series 2022-K141 Class A2, 2.25% 2/25/32	10,466,000	8,625,380
Series 2022-K142 Class A2, 2.4% 3/25/32	26,977,000	22,466,405
Series 2022-K143 Class A2, 2.35% 3/25/32	4,000,000	3,315,544
Series 2022-K144 Class A2, 2.45% 4/25/32	63,032,000	52,614,802
Series 2022-K145 Class A2, 2.58% 5/25/32	10,307,000	8,678,961
Series 2022-K146 Class A2, 2.92% 6/25/32	22,753,000	19,688,644
Series 2022-K147 Class A2, 3% 6/25/32	27,709,000	24,123,419
Series 2022-K149 Class A2, 3.53% 8/25/32	14,100,000	12,798,860
Series 2022-K750 Class A2, 3% 9/25/29	57,843,000	52,516,261
Series 2023-154 Class A2, 4.35% 1/25/33	7,048,574	6,802,833
Series 2023-155 Class A2, 4.25% 4/25/33	4,740,000	4,538,705
Series 2023-158 Class A2, 4.05% 7/25/33	940,000	885,418
Series 2023-K-153 Class A2, 3.82% 12/25/32	8,490,000	7,862,339
Series 2023-K751 Class A2, 4.412% 3/25/30	7,710,000	7,520,920
Series 2017-K727 Class A2, 2.946% 7/25/24	17,437,820	17,057,347
Series 2021-K123 Class A2, 1.621% 12/25/30	2,923,000	2,356,473
Series 2021-K134 Class A2, 2.243% 10/25/31	7,715,000	6,388,782
Series 2022 K748 Class A2, 2.26% 1/25/29	37,119,000	32,668,161
Series K047 Class A2, 3.329% 5/25/25	42,356,449	40,953,633
Series K063 Class A2, 3.43% 1/25/27	15,524,002	14,781,520
Series K086 Class A2, 3.859% 11/25/28	8,433,000	8,076,327
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	22,212,930	21,473,553
Series K044 Class A2, 2.811% 1/25/25	49,257,877	47,513,971
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3745% 9/15/31 (b)(d)(h)	7,843,759	7,736,249
Series 2018-HART Class A, CME Term SOFR 1 Month Index + 1.140% 6.463% 10/15/31 (b)(d)(h)	2,845,721	2,618,063
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3755% 10/15/36 (b)(d)(h)	22,827,106	21,710,486
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5755% 10/15/36 (b)(d)(h)	1,654,000	1,539,905
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9755% 10/15/36 (b)(d)(h)	1,363,000	1,255,420
sequential payer:
Series 2014-GC18 Class AAB, 3.648% 1/10/47	40,024	39,951
Series 2015-GC34 Class A3, 3.244% 10/10/48	2,226,376	2,115,561
Series 2016-GC34 Class AAB, 3.278% 10/10/48	1,241,873	1,203,761
Series 2017-GS6 Class A2, 3.164% 5/10/50	4,096,129	3,779,633
Series 2018-GS10 Class A5, 4.155% 7/10/51	5,212,000	4,809,039
Series 2018-GS9 Class A4, 3.992% 3/10/51	20,920,000	19,410,346
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(d)	8,692,513	8,165,532
Series 2013-GC13 Class A/S, 3.9838% 7/10/46 (b)(d)	3,138,361	2,984,556
Series 2015-GC30 Class A/S, 3.777% 5/10/50	2,860,805	2,694,854
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.7986% 8/15/39 (b)(d)(h)	53,036,000	53,069,169
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.907% 4/15/37 (b)(d)(h)	18,158,800	16,905,367
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2021-2NU Class A, 1.9739% 1/5/40 (b)	24,200,000	18,451,077
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2014-C21 Class A4, 3.4927% 8/15/47	7,954,756	7,831,675
Series 2014-C22 Class A4, 3.8012% 9/15/47	854,173	829,814
Series 2015-C29 Class A4, 3.6108% 5/15/48	5,409,013	5,128,623
Series 2013-C17 Class A/S, 4.4584% 1/15/47	9,500,000	9,170,113
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2017-C5 Class ASB, 3.4919% 3/15/50	2,884,779	2,744,647
Series 2018-C8 Class ASB, 4.145% 6/15/51	8,482,324	8,075,054
Series 2019-COR6 Class A4, 3.0565% 11/13/52	2,872,000	2,406,865
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.360% 6.6755% 9/15/29 (b)(d)(h)	5,499,538	5,101,815
Series 2013-C16 Class A/S, 4.5169% 12/15/46	9,991,540	9,933,920
Series 2013-LC11 Class A/S, 3.216% 4/15/46	2,944,124	2,767,446
Series 2018-AON Class D, 4.767% 7/5/31 (b)(d)	1,846,000	1,072,988
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	1,167,147	1,055,312
Class CFX, 4.9498% 7/5/33 (b)	767,000	640,974
Class DFX, 5.3503% 7/5/33 (b)	1,370,000	1,117,504
Class EFX, 5.3635% 7/5/33 (b)(d)	1,614,000	1,292,317
LCCM Mortgage Loan Trust sequential payer Series 2017-LC26 Class A3, 3.289% 7/12/50 (b)	4,578,481	4,257,585
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6057% 5/15/39 (b)(d)(h)	41,080,997	40,361,566
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1044% 5/15/39 (b)(d)(h)	22,757,000	22,264,857
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4036% 5/15/39 (b)(d)(h)	8,790,000	8,547,512
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8524% 5/15/39 (b)(d)(h)	8,790,000	8,384,966
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1245% 3/15/38 (b)(d)(h)	9,084,997	8,902,395
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3045% 3/15/38 (b)(d)(h)	2,889,932	2,820,957
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5245% 3/15/38 (b)(d)(h)	2,003,293	1,945,416
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8245% 3/15/38 (b)(d)(h)	2,785,737	2,694,760
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1745% 3/15/38 (b)(d)(h)	2,433,834	2,342,124
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1255% 7/15/38 (b)(d)(h)	10,610,236	10,403,827
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1477% 8/15/46 (d)	126,823	126,325
Series 2015-C20 Class ASB, 3.069% 2/15/48	330,695	324,445
Series 2016-C28 Class A3, 3.272% 1/15/49	5,124,962	4,813,054
Series 2014-C17 Class ASB, 3.477% 8/15/47	529,379	522,210
Series 2015-C22 Class ASB, 3.04% 4/15/48	658,043	642,814
Series 2015-C25 Class XA, 1.1795% 10/15/48 (d)(o)	838,610	11,591
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 6.208% 8/15/33 (b)(d)(h)	134,441	113,098
floater sequential payer Series 2019-NUGS Class A, CME Term SOFR 1 Month Index + 1.060% 6.3755% 12/15/36 (b)(d)(h)	9,700,000	8,002,500
sequential payer:
Series 2017-H1 Class A4, 3.259% 6/15/50	15,100,000	13,844,005
Series 2017-HR2:
Class A3, 3.33% 12/15/50	6,541,521	5,972,878
Class A4, 3.587% 12/15/50	7,467,886	6,819,889
Series 2019-L2 Class A3, 3.806% 3/15/52	19,925,000	18,305,187
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	17,584,985	16,086,308
Series 2018-H4 Class A4, 4.31% 12/15/51	4,191,000	3,912,190
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(d)	1,783,000	1,571,861
Class C, 3.283% 11/10/36 (b)(d)	1,712,000	1,462,345
Series 2021-L6 Class XA, 1.328% 6/15/54 (d)(o)	28,551,949	1,645,877
MSCCG Trust floater Series 2018-SELF Class A, CME Term SOFR 1 Month Index + 0.940% 6.258% 10/15/37 (b)(d)(h)	7,076,108	7,042,548
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (b)	10,362,382	9,662,895
NYT Mortgage Trust floater Series 2019-NYT Class A, CME Term SOFR 1 Month Index + 1.240% 6.558% 12/15/35 (b)(d)(h)	20,822,000	19,734,213
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9095% 10/15/36 (b)(d)(h)	30,565,163	29,778,850
Prima Capital Ltd.:
floater Series 2021-9A Class B, CME Term SOFR 1 Month Index + 1.910% 7.2285% 12/15/37 (b)(d)(h)	4,403,000	4,291,106
floater sequential payer Series 2021-9A Class A, CME Term SOFR 1 Month Index + 1.560% 6.8191% 12/15/37 (b)(d)(g)(h)	800,004	797,514
RLGH Trust floater Series 2021-TROT Class A, CME Term SOFR 1 Month Index + 0.910% 6.2255% 4/15/36 (b)(d)(h)	23,000,000	22,350,160
Sfs Auto Receivables Securitiz sequential payer Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	11,009,000	11,001,910
SLG Office Trust Series 2021-OVA Class X, 0.258% 7/15/41 (b)(d)(o)	213,942,750	3,090,382
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3105% 2/15/39 (b)(d)(h)	4,954,000	4,665,109
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9605% 2/15/39 (b)(d)(h)	2,576,000	2,403,473
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.001% 7/15/36 (b)(d)(h)	9,074,000	8,868,952
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1558% 11/15/38 (b)(d)(h)	26,732,128	26,195,440
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5048% 11/15/38 (b)(d)(h)	19,027,000	18,666,124
Class C, CME Term SOFR 1 Month Index + 1.440% 6.754% 11/15/38 (b)(d)(h)	5,710,000	5,570,293
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0032% 11/15/38 (b)(d)(h)	3,430,000	3,335,069
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	1,185,034	1,121,958
Series 2017-C5 Class ASB, 3.345% 11/15/50	1,960,107	1,853,854
Series 2017-C7 Class ASB, 3.586% 12/15/50	861,931	824,300
Series 2018-C12 Class ASB, 4.1945% 8/15/51	1,149,999	1,113,436
Series 2018-C8 Class ASB, 3.903% 2/15/51	1,340,514	1,277,543
Series 2018-C9 Class A4, 4.117% 3/15/51	3,794,061	3,514,251
Series 2019-C17 Class ASB, 2.8655% 10/15/52	11,900,000	10,801,130
Series 2017-C7 Class XA, 1.1548% 12/15/50 (d)(o)	28,338,597	906,532
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	14,678,994	11,453,014
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	470,000	362,785
Class X, 0.5162% 10/10/42 (b)(d)(o)	58,746,457	1,444,546
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6255% 5/15/31 (b)(d)(h)	16,435,000	15,730,331
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	11,250,000	10,757,924
Series 2015-C29 Class ASB, 3.4% 6/15/48	1,957,055	1,914,952
Series 2016-C32 Class A3, 3.294% 1/15/59	4,392,711	4,171,164
Series 2017-C40 Class ASB, 3.395% 10/15/50	840,189	800,636
Series 2017-C41 Class ASB, 3.39% 11/15/50	144,273	138,053
Series 2017-RC1 Class ASB, 3.453% 1/15/60	725,318	693,923
Series 2018-C44 Class ASB, 4.167% 5/15/51	951,437	913,093
Series 2019-C49 Class ASB, 3.933% 3/15/52	11,774,000	11,268,901
Series 2019-C52 Class A5, 2.892% 8/15/52	3,829,000	3,292,237
Series 2019-C54 Class ASB, 3.063% 12/15/52	1,900,000	1,739,421
Series 2015-SG1 Class ASB, 3.556% 9/15/48	1,652,935	1,617,286
Series 2017-C42 Class XA, 1.0056% 12/15/50 (d)(o)	1,406,176	41,746
Series 2018-C46 Class XA, 1.0822% 8/15/51 (d)(o)	29,431,301	712,149
Series 2018-C48 Class A5, 4.302% 1/15/52	3,836,000	3,595,198
Series 2019-C54 Class XA, 0.9519% 12/15/52 (d)(o)	62,806,629	2,441,633
WF-RBS Commercial Mortgage Trust:
Series 2013-C16 Class A/S, 4.668% 9/15/46 (d)	3,359,834	3,326,179
Series 2014-C25 Class A5, 3.631% 11/15/47	3,448,416	3,321,212
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,533,571,943)		2,456,783,811

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	870,000	1,155,798
California Gen. Oblig. Series 2010, 7.625% 3/1/40	190,000	233,509
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25	4,720,000	4,246,064
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	22,095,000	21,438,765
Series 2010-1, 6.63% 2/1/35	1,878,462	1,938,986
Series 2010-3:
6.725% 4/1/35	2,501,538	2,594,428
7.35% 7/1/35	1,187,143	1,265,544
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,609,000	12,429,633
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	520,000	513,938
TOTAL MUNICIPAL SECURITIES (Cost $47,417,590)		45,816,665

Foreign Government and Government Agency Obligations - 0.1%
		Principal Amount (a)	Value ($)
German Federal Republic:
0% 10/9/26 (Reg. S)	EUR	3,300,000	3,297,096
1% 5/15/38(Reg. S)	EUR	8,725,000	7,620,571
1.25% 8/15/48 (j)	EUR	3,665,000	3,031,635
2.1% 11/15/29(Reg. S)	EUR	6,100,000	6,490,063
2.2% 12/12/24(Reg. S)	EUR	2,025,000	2,167,268
Panamanian Republic 3.298% 1/19/33		18,075,000	14,865,603
United Kingdom, Great Britain and Northern Ireland:
1% 4/22/24(Reg. S)	GBP	3,774,000	4,659,348
2.25% 9/7/23	GBP	5,226,000	6,616,258
United Mexican States:
3.25% 4/16/30		1,247,000	1,103,957
3.5% 2/12/34		1,035,000	858,077
4.5% 4/22/29		3,114,000	3,004,730
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $58,430,511)			53,714,606

Supranational Obligations - 0.0%
		Principal Amount (a)	Value ($)
European Union:
0% 10/4/28 (Reg. S)	EUR	300,000	279,652
2.75% 10/5/26 (Reg. S)	EUR	1,100,000	1,178,939
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,458,557)			1,458,591

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4311% 11/23/27 (d)(h)(s)	497,475	310,922
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3985% 4/11/29 (d)(h)(s)	603,488	548,920
Ground Transportation - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.3419% 12/30/26 (d)(h)(s)	455,000	454,918
TOTAL INDUSTRIALS		1,003,838
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.981% 6/13/25 (d)(h)(s)	60,000	59,912
Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 3.500% 9.231% 6/13/24 (d)(h)(s)	588,349	587,555
		647,467
MATERIALS - 0.0%
Chemicals - 0.0%
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2535% 11/9/28 (d)(h)(s)	1,014,848	998,997
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.6061% 4/13/29 (d)(h)(s)	786,030	780,135
TOTAL MATERIALS		1,779,132
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0811% 8/1/25 (d)(h)(s)	238,200	238,350
TOTAL BANK LOAN OBLIGATIONS (Cost $4,014,993)		3,979,709

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (d)	2,954,000	2,725,623
First Citizens Bank & Trust Co. 2.969% 9/27/25 (d)	2,324,000	2,224,367
KeyBank NA 6.95% 2/1/28	619,000	610,374
Regions Bank 6.45% 6/26/37	5,877,000	5,776,554
TOTAL BANK NOTES (Cost $12,314,225)		11,336,918

Fixed-Income Funds - 52.8%
	Shares	Value ($)
Bank Loan Funds - 1.7%
Fidelity Advisor Floating Rate High Income Fund Class Z (t)	121,017,967	1,119,416,196
High Yield Fixed-Income Funds - 2.3%
Fidelity Advisor New Markets Income Fund Class Z (t)	95,870,280	1,116,888,763
Fidelity SAI High Income Fund (t)	46,431,951	399,779,095
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,516,667,858
Inflation-Protected Bond Funds - 0.4%
Fidelity Inflation-Protected Bond Index Fund (t)	32,603,716	297,671,930
Intermediate Government Funds - 13.2%
Fidelity Advisor Government Income Fund Class Z (t)	56,517,340	512,612,273
Fidelity Intermediate Treasury Bond Index Fund (t)	199,951,119	1,903,534,653
Fidelity SAI U.S. Treasury Bond Index Fund (t)	748,030,465	6,448,022,611
TOTAL INTERMEDIATE GOVERNMENT FUNDS		8,864,169,537
Intermediate-Term Bond Funds - 28.1%
Fidelity SAI International Credit Fund (t)	27,704,828	277,048,276
Fidelity SAI Total Bond Fund (t)	1,735,386,148	15,323,459,668
Fidelity Sustainability Bond Index Fund (t)	2,477,136	22,517,168
Fidelity U.S. Bond Index Fund (t)	315,119,322	3,195,309,921
TOTAL INTERMEDIATE-TERM BOND FUNDS		18,818,335,033
Long Government Bond Funds - 4.2%
Fidelity SAI Long-Term Treasury Bond Index Fund (t)	384,252,282	2,828,096,799
Sector Funds - 1.5%
Fidelity Advisor Real Estate Income Fund Class Z (t)	87,751,564	988,960,131
Short-Term Bond - 1.4%
Fidelity Short-Term Treasury Bond Index Fund (t)	97,545,783	966,678,712
TOTAL FIXED-INCOME FUNDS (Cost $39,533,108,647)		35,399,996,196

Short-Term Funds - 0.6%
	Shares	Value ($)
Short-Term Funds - 0.6%
Fidelity SAI Short-Term Bond Fund (t) (Cost $405,765,535)	42,638,812	405,921,488

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV:
3.5% (Reg. S) (d)(i)	9,200,000	9,389,929
3.748% (Reg. S) (d)(i)	500,000	469,336
		9,859,265
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (d)(i)	4,700,000	4,268,273
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge, Inc. 5.75% 7/15/80 (d)	3,553,000	3,234,847
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6542% (d)(h)(i)	575,000	529,000
		3,763,847
FINANCIALS - 0.1%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (d)(i)	1,235,000	1,274,656
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (d)(i)	1,200,000	1,301,501
Bank of Nova Scotia:
CME Term SOFR 3 Month Index + 2.900% 8.2091% (d)(h)(i)	19,859,000	17,674,644
4.9% (d)(i)	9,500,000	8,762,895
Barclays PLC:
5.875% (Reg. S) (d)(i)	1,150,000	1,345,737
8.875% (d)(i)	500,000	583,520
BNP Paribas SA 6.625% (Reg. S) (d)(i)	1,485,000	1,466,438
Lloyds Banking Group PLC 5.125% (d)(i)	200,000	231,150
Societe Generale 7.875% (Reg. S) (d)(i)	740,000	736,929
Wells Fargo & Co. 7.625% (d)(i)	390,000	399,263
		33,776,733
Capital Markets - 0.0%
Charles Schwab Corp.:
4% (d)(i)	530,000	400,171
5.375% (d)(i)	260,000	250,900
Credit Suisse Group AG 7.5% (Reg. S) (c)(d)(i)	4,925,000	246,250
UBS Group AG:
4.375% (b)(d)(i)	2,239,000	1,652,382
4.875% (b)(d)(i)	4,770,000	3,978,180
		6,527,883
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (d)(i)	1,790,000	1,257,392
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (d)(i)	4,750,000	4,394,606
TOTAL FINANCIALS		45,956,614
INDUSTRIALS - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (Reg. S) (d)(i)	570,000	626,618
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown SA 3.375% (Reg. S) (d)(i)	3,900,000	1,744,448
AT Securities BV USD SWAP SEMI 30/360 5Y INDX + 3.540% 7.747% (Reg. S) (d)(h)(i)	4,750,000	2,095,938
Citycon Oyj 4.496% (Reg. S) (d)(i)	850,000	618,236
CPI Property Group SA 3.75% (Reg. S) (d)(i)	2,370,000	718,367
Grand City Properties SA 1.5% (Reg. S) (d)(i)	4,300,000	2,002,818
Heimstaden Bostad AB:
3.248% (Reg. S) (d)(i)	3,735,000	2,231,617
3.625% (Reg. S) (d)(i)	195,000	95,325
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (d)(i)	1,385,000	140,703
		9,647,452
UTILITIES - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.625% (Reg. S) (d)(i)	2,815,000	2,779,813
SSE PLC 3.74% (Reg. S) (d)(i)	1,135,000	1,303,285
		4,083,098
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (d)(i)	520,000	539,915
Veolia Environnement SA 2% (Reg. S) (d)(i)	900,000	822,208
		1,362,123
TOTAL UTILITIES		5,445,221
TOTAL PREFERRED SECURITIES (Cost $108,907,365)		79,567,290

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (u)	561,439,985	561,552,273
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25% (t)(v)	215,619,778	215,619,778
TOTAL MONEY MARKET FUNDS (Cost $777,172,012)		777,172,051

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.023% and receive annually a floating rate based on U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx, expiring June 2032	6/21/27	5,000,000	229,184
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.2575% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring June 2033	6/08/28	57,000,000	2,526,624
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.305% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	13,900,000	605,132

TOTAL PUT OPTIONS			3,360,940
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.023% and pay annually a floating rate based on U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx, expiring June 2032	6/21/27	5,000,000	159,215
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.2575% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring June 2033	6/08/28	57,000,000	2,079,175
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.305% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	13,900,000	521,964

TOTAL CALL OPTIONS			2,760,354
TOTAL PURCHASED SWAPTIONS (Cost $6,079,712)			6,121,294

TOTAL INVESTMENT IN SECURITIES - 107.0% (Cost $78,137,359,273)	71,792,747,172
NET OTHER ASSETS (LIABILITIES) - (7.0)%	(4,711,912,326)
NET ASSETS - 100.0%	67,080,834,846

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 9/1/53	(37,700,000)	(31,102,515)
2% 9/1/53	(2,150,000)	(1,773,751)
2% 9/1/53	(15,000,000)	(12,375,006)
2% 9/1/53	(26,800,000)	(22,110,011)
2% 9/1/53	(187,650,000)	(154,811,325)
2% 9/1/53	(37,300,000)	(30,772,515)
2% 9/1/53	(7,100,000)	(5,857,503)
2.5% 9/1/53	(6,500,000)	(5,532,628)
2.5% 9/1/53	(43,050,000)	(36,643,023)
3% 9/1/53	(17,050,000)	(14,991,958)
3% 9/1/53	(139,950,000)	(123,057,153)
3.5% 9/1/53	(2,950,000)	(2,678,466)
3.5% 9/1/53	(31,100,000)	(28,237,385)

TOTAL GINNIE MAE		(469,943,239)

Uniform Mortgage Backed Securities
1.5% 9/1/53	(4,500,000)	(3,392,414)
2% 9/1/38	(3,125,000)	(2,740,704)
2% 9/1/53	(4,600,000)	(3,661,897)
2% 9/1/53	(37,700,000)	(30,011,632)
2% 9/1/53	(30,950,000)	(24,638,196)
2% 9/1/53	(215,300,000)	(171,392,687)
2% 9/1/53	(86,100,000)	(68,541,153)
2% 9/1/53	(12,400,000)	(9,871,200)
2% 9/1/53	(12,400,000)	(9,871,200)
2% 9/1/53	(86,100,000)	(68,541,153)
2% 9/1/53	(135,200,000)	(107,627,920)
2% 9/1/53	(18,450,000)	(14,687,390)
2% 9/1/53	(18,550,000)	(14,766,996)
2% 9/1/53	(129,100,000)	(102,771,927)
2.5% 9/1/53	(11,100,000)	(9,199,559)
2.5% 9/1/53	(12,550,000)	(10,401,303)
2.5% 9/1/53	(6,950,000)	(5,760,084)
2.5% 9/1/53	(20,100,000)	(16,658,661)
2.5% 9/1/53	(22,000,000)	(18,233,360)
3% 9/1/53	(4,600,000)	(3,963,008)
3% 9/1/53	(3,300,000)	(2,843,027)
3.5% 9/1/53	(11,550,000)	(10,320,557)
4% 9/1/53	(650,000)	(600,031)
4% 9/1/53	(21,975,000)	(20,285,672)
4.5% 9/1/53	(400,000)	(379,312)
4.5% 9/1/53	(3,300,000)	(3,129,328)
4.5% 9/1/53	(33,900,000)	(32,146,733)
4.5% 9/1/53	(1,575,000)	(1,493,543)
5% 9/1/53	(36,000,000)	(34,907,342)
5% 9/1/53	(65,600,000)	(63,608,935)
5% 9/1/53	(2,750,000)	(2,666,533)
5.5% 9/1/53	(2,050,000)	(2,025,016)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(871,138,473)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,328,251,087)		(1,341,081,712)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bund Contracts (Germany)	28	Dec 2023	4,026,886	32,913	32,913
TME 10 Year Canadian Note Contracts (Canada)	100	Dec 2023	8,829,929	78,999	78,999

TOTAL BOND INDEX CONTRACTS					111,912

Treasury Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	24	Sep 2023	1,806,572	(8,477)	(8,477)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,541	Dec 2023	314,063,023	883,398	883,398
CBOT 5-Year U.S. Treasury Note Contracts (United States)	530	Dec 2023	56,668,594	391,778	391,778
CBOT Long Term U.S. Treasury Bond Contracts (United States)	189	Dec 2023	22,998,938	324,177	324,177
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	43	Dec 2023	5,567,156	86,909	86,909

TOTAL TREASURY CONTRACTS					1,677,785

TOTAL PURCHASED					1,789,697

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	76	Dec 2023	9,201,174	(184,022)	(184,022)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	5,013	Dec 2023	556,599,656	(5,547,322)	(5,547,322)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	6,435	Dec 2023	688,042,266	(4,753,191)	(4,753,191)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2,377	Dec 2023	289,251,188	(4,127,898)	(4,127,898)

TOTAL TREASURY CONTRACTS					(14,428,411)

TOTAL SOLD					(14,612,433)

TOTAL FUTURES CONTRACTS					(12,822,736)
The notional amount of futures purchased as a percentage of Net Assets is 0.6%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

GBP	227,000	USD	288,635	Barclays Bank PLC	9/01/23	(1,071)
USD	684,685	EUR	627,000	BNP Paribas S.A.	9/01/23	4,797
EUR	606,000	USD	657,838	BNP Paribas S.A.	9/05/23	(722)
EUR	678,000	USD	742,432	BNP Paribas S.A.	9/15/23	(6,889)
EUR	899,000	USD	991,071	BNP Paribas S.A.	9/15/23	(15,770)
EUR	1,014,000	USD	1,130,629	BNP Paribas S.A.	9/15/23	(30,569)
EUR	129,000	USD	145,322	BNP Paribas S.A.	9/15/23	(5,374)
EUR	463,000	USD	504,019	BNP Paribas S.A.	9/15/23	(1,724)
EUR	692,000	USD	756,152	BNP Paribas S.A.	9/15/23	(5,420)
EUR	1,236,000	USD	1,353,037	Bank of America, N.A.	9/15/23	(12,135)
EUR	303,000	USD	333,376	Brown Brothers Harriman & Co	9/15/23	(4,660)
EUR	150,000	USD	163,735	Brown Brothers Harriman & Co	9/15/23	(1,005)
EUR	1,222,000	USD	1,343,940	Brown Brothers Harriman & Co	9/15/23	(18,226)
EUR	135,000	USD	151,903	Brown Brothers Harriman & Co	9/15/23	(5,445)
EUR	758,000	USD	840,699	Brown Brothers Harriman & Co	9/15/23	(18,365)
EUR	1,363,000	USD	1,505,951	Canadian Imperial Bk. of Comm.	9/15/23	(27,270)
EUR	110,000	USD	120,641	Goldman Sachs Bank USA	9/15/23	(1,305)
EUR	203,000	USD	224,032	JPMorgan Chase Bank, N.A.	9/15/23	(3,803)
EUR	330,000	USD	356,988	JPMorgan Chase Bank, N.A.	9/15/23	1,019
EUR	2,030,000	USD	2,213,806	Royal Bank of Canada	9/15/23	(11,516)
EUR	65,000	USD	71,000	State Street Bank and Trust Co	9/15/23	(484)
GBP	156,000	USD	197,608	BNP Paribas S.A.	9/15/23	22
GBP	309,000	USD	394,658	BNP Paribas S.A.	9/15/23	(3,198)
GBP	477,000	USD	608,018	BNP Paribas S.A.	9/15/23	(3,726)
GBP	1,199,000	USD	1,509,239	BNP Paribas S.A.	9/15/23	9,725
GBP	181,000	USD	229,968	JPMorgan Chase Bank, N.A.	9/15/23	(666)
GBP	239,000	USD	303,952	JPMorgan Chase Bank, N.A.	9/15/23	(1,173)
GBP	153,000	USD	195,140	Royal Bank of Canada	9/15/23	(1,310)
GBP	198,000	USD	252,132	State Street Bank and Trust Co	9/15/23	(1,294)
USD	255,078	AUD	370,000	Bank of America, N.A.	9/15/23	15,248
USD	42,911	CAD	57,000	Brown Brothers Harriman & Co	9/15/23	720
USD	277,312	CAD	366,000	Royal Bank of Canada	9/15/23	6,400
USD	140,099	EUR	129,000	BNP Paribas S.A.	9/15/23	151
USD	3,094,071	EUR	2,816,000	BNP Paribas S.A.	9/15/23	39,070
USD	133,767,414	EUR	121,672,000	Bank of America, N.A.	9/15/23	1,768,827
USD	141,731	EUR	126,000	Bank of America, N.A.	9/15/23	5,037
USD	455,169	EUR	412,000	Canadian Imperial Bk. of Comm.	9/15/23	8,202
USD	273,695	EUR	250,000	JPMorgan Chase Bank, N.A.	9/15/23	2,476
USD	155,458	EUR	142,000	JPMorgan Chase Bank, N.A.	9/15/23	1,406
USD	78,647,080	GBP	61,318,000	BNP Paribas S.A.	9/15/23	965,799
USD	157,307	GBP	120,000	BNP Paribas S.A.	9/15/23	5,284
USD	434,476	GBP	337,000	BNP Paribas S.A.	9/15/23	7,544
USD	142,769	GBP	111,000	BNP Paribas S.A.	9/15/23	2,147
USD	298,555	GBP	232,000	Bank of America, N.A.	9/15/23	4,644
USD	310,275	GBP	244,000	Barclays Bank PLC	9/15/23	1,161
USD	257,100	GBP	200,000	Canadian Imperial Bk. of Comm.	9/15/23	3,728
USD	388,204	GBP	306,000	JPMorgan Chase Bank, N.A.	9/15/23	545

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						2,670,832
Unrealized Appreciation						2,853,952
Unrealized Depreciation						(183,120)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		6,830,000	118,664	(91,960)	26,704
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		2,780,000	48,299	(25,306)	22,993
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		16,080,000	279,373	(175,349)	104,024
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		19,040,000	330,799	(309,228)	21,571
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		17,700,000	307,518	(119,828)	187,690
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		10,030,000	2,412,505	(3,079,546)	(667,041)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,640,000	394,467	(477,429)	(82,962)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		3,640,000	875,525	(975,549)	(100,024)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		1,690,000	406,494	(492,027)	(85,533)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		200,000	48,106	(49,862)	(1,756)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		3,970,000	954,900	(970,735)	(15,835)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		3,220,000	774,503	(862,536)	(88,033)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		3,930,000	945,279	(1,156,277)	(210,998)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		2,290,000	550,811	(653,364)	(102,553)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		2,190,000	526,758	(589,516)	(62,758)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		4,580,000	1,101,622	(1,333,928)	(232,306)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		4,646,000	1,117,497	(1,170,168)	(52,671)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,330,000	560,432	(589,744)	(29,312)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		5,830,000	1,402,283	(1,502,242)	(99,959)
Intesa Sanpaolo SpA		Jun 2028	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	2,560,000	(10,608)	3,561	(7,047)

TOTAL BUY PROTECTION								13,145,227	(14,621,033)	(1,475,806)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		29,580,000	(513,920)	680,697	166,777
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		32,850,000	(570,733)	777,423	206,690
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		8,930,000	(247,106)	233,900	(13,206)
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		17,720,000	(490,337)	482,028	(8,309)
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		24,670,000	(682,653)	671,085	(11,568)

TOTAL SELL PROTECTION								(2,504,749)	2,845,133	340,384
TOTAL CREDIT DEFAULT SWAPS								10,640,478	(11,775,900)	(1,135,422)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2028	131,766,000	(2,411,226)	0	(2,411,226)
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2030	26,737,000	(530,178)	0	(530,178)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2053	2,602,000	(158,837)	0	(158,837)
TOTAL INTEREST RATE SWAPS							(3,100,241)	0	(3,100,241)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,290,950,644 or 6.4% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $107,641 or 0.0% of net assets.

(g)	Level 3 security
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $32,158,322.
(k)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $51,322.

(l)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $24,477,606.

(m)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $5,477,810.
(n)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(o)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(p)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(q)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(r)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(s)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(t)	Affiliated Fund
(u)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(v)	The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Jonah Energy Parent LLC 12% 11/5/25	5/05/23	103,420

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.4%	757,307,566	2,673,057,298	2,868,812,591	7,161,395	-	-	561,552,273	1.4%
Total	757,307,566	2,673,057,298	2,868,812,591	7,161,395	-	-	561,552,273

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Floating Rate High Income Fund Class Z	1,068,957,235	23,085,362	-	23,085,362	-	27,373,599	1,119,416,196
Fidelity Advisor Government Income Fund Class Z	495,406,338	28,274,265	-	3,274,264	-	(11,068,330)	512,612,273
Fidelity Advisor New Markets Income Fund Class Z	1,070,993,479	14,740,722	-	14,740,722	-	31,154,562	1,116,888,763
Fidelity Advisor Real Estate Income Fund Class Z	867,594,233	112,989,237	-	12,989,236	-	8,376,661	988,960,131
Fidelity Inflation-Protected Bond Index Fund	125,444,911	175,104,645	-	104,645	-	(2,877,626)	297,671,930
Fidelity Intermediate Treasury Bond Index Fund	1,359,945,732	584,163,214	-	9,149,986	-	(40,574,293)	1,903,534,653
Fidelity Investments Money Market Government Portfolio Institutional Class 5.3%	421,616,686	1,875,205,018	2,081,201,926	3,789,151	-	-	215,619,778
Fidelity SAI High Income Fund	390,411,817	5,266,085	-	5,266,086	-	4,101,193	399,779,095
Fidelity SAI International Credit Fund	251,947,093	26,679,603	-	1,679,603	-	(1,578,420)	277,048,276
Fidelity SAI Long-Term Treasury Bond Index Fund	2,824,132,623	172,896,342	-	22,905,897	-	(168,932,166)	2,828,096,799
Fidelity SAI Short-Term Bond Fund	378,422,461	28,235,555	-	3,235,554	-	(736,528)	405,921,488
Fidelity SAI Total Bond Fund	14,844,520,012	666,801,492	-	166,801,434	-	(187,861,836)	15,323,459,668
Fidelity SAI U.S. Treasury Bond Index Fund	6,369,367,993	208,405,412	-	33,411,313	-	(129,750,794)	6,448,022,611
Fidelity Short-Term Treasury Bond Index Fund	718,184,966	253,450,439	-	3,444,537	-	(4,956,693)	966,678,712
Fidelity Sustainability Bond Index Fund	22,747,368	164,324	-	164,332	-	(394,524)	22,517,168
Fidelity U.S. Bond Index Fund	3,228,930,206	74,137,885	50,356,409	24,133,229	(5,359,663)	(52,042,098)	3,195,309,921
	34,438,623,153	4,249,599,600	2,131,558,335	328,175,351	(5,359,663)	(529,767,293)	36,021,537,462

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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